Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000066772
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Class A
Trading Symbol	PTFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.53%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the S&P 500 Index (the "Index"). Highlights of the drivers include the following:

  Selection in the health care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the utilities sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the information technology sector detracted from relative performance, as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,623	$10,000	$10,000
4/30/15	$9,650	$10,096	$10,002
5/31/15	$9,650	$10,226	$10,005
6/30/15	$9,547	$10,028	$10,007
7/31/15	$9,383	$10,238	$10,009
8/31/15	$9,273	$9,620	$10,012
9/30/15	$9,063	$9,382	$10,014
10/31/15	$9,017	$10,174	$10,017
11/30/15	$9,017	$10,204	$10,019
12/31/15	$8,987	$10,043	$10,022
1/31/16	$8,949	$9,545	$10,027
2/29/16	$8,920	$9,532	$10,032
3/31/16	$9,101	$10,178	$10,037
4/30/16	$9,226	$10,218	$10,043
5/31/16	$9,168	$10,401	$10,048
6/30/16	$9,235	$10,428	$10,053
7/31/16	$9,245	$10,813	$10,058
8/31/16	$9,264	$10,828	$10,064
9/30/16	$9,321	$10,830	$10,069
10/31/16	$9,398	$10,632	$10,076
11/30/16	$9,598	$11,026	$10,083
12/31/16	$9,665	$11,244	$10,090
1/31/17	$9,636	$11,457	$10,099
2/28/17	$9,608	$11,912	$10,107
3/31/17	$9,569	$11,926	$10,115
4/30/17	$9,445	$12,049	$10,125
5/31/17	$9,321	$12,218	$10,135
6/30/17	$9,382	$12,294	$10,144
7/31/17	$9,372	$12,547	$10,155
8/31/17	$9,305	$12,586	$10,166
9/30/17	$9,456	$12,845	$10,177
10/31/17	$9,418	$13,145	$10,189
11/30/17	$9,456	$13,548	$10,200
12/31/17	$9,559	$13,699	$10,211
1/31/18	$9,502	$14,483	$10,226
2/28/18	$9,502	$13,949	$10,240
3/31/18	$9,521	$13,595	$10,255
4/30/18	$9,579	$13,647	$10,274
5/31/18	$9,511	$13,976	$10,294
6/30/18	$9,532	$14,062	$10,314
7/31/18	$9,551	$14,585	$10,334
8/31/18	$9,484	$15,060	$10,354
9/30/18	$9,487	$15,146	$10,374
10/31/18	$9,603	$14,111	$10,395
11/30/18	$9,478	$14,398	$10,415
12/31/18	$9,343	$13,098	$10,436
1/31/19	$9,401	$14,148	$10,460
2/28/19	$9,401	$14,602	$10,485
3/31/19	$9,276	$14,886	$10,509
4/30/19	$9,228	$15,489	$10,532
5/31/19	$9,092	$14,504	$10,555
6/30/19	$9,179	$15,526	$10,578
7/31/19	$9,160	$15,750	$10,598
8/31/19	$8,909	$15,500	$10,619
9/30/19	$9,131	$15,790	$10,639
10/31/19	$9,150	$16,132	$10,658
11/30/19	$9,141	$16,718	$10,677
12/31/19	$9,199	$17,222	$10,696
1/31/20	$9,015	$17,216	$10,713
2/29/20	$8,812	$15,798	$10,730
3/31/20	$8,060	$13,847	$10,748
4/30/20	$8,108	$15,622	$10,761
5/31/20	$8,050	$16,366	$10,774
6/30/20	$8,041	$16,692	$10,787
7/31/20	$7,934	$17,633	$10,789
8/31/20	$7,799	$18,900	$10,792
9/30/20	$7,857	$18,182	$10,795
10/31/20	$7,963	$17,699	$10,797
11/30/20	$8,235	$19,636	$10,799
12/31/20	$8,273	$20,391	$10,801
1/31/21	$8,748	$20,185	$10,803
2/28/21	$8,719	$20,742	$10,805
3/31/21	$8,950	$21,650	$10,808
4/30/21	$8,717	$22,806	$10,810
5/31/21	$8,931	$22,965	$10,811
6/30/21	$8,740	$23,501	$10,813
7/31/21	$8,485	$24,059	$10,815
8/31/21	$8,436	$24,791	$10,816
9/30/21	$8,428	$23,638	$10,817
10/31/21	$8,037	$25,294	$10,818
11/30/21	$7,997	$25,119	$10,820
12/31/21	$8,152	$26,244	$10,821
1/31/22	$8,467	$24,886	$10,823
2/28/22	$8,549	$24,141	$10,825
3/31/22	$8,427	$25,038	$10,827
4/30/22	$8,773	$22,854	$10,836
5/31/22	$8,925	$22,896	$10,845
6/30/22	$8,446	$21,006	$10,854
7/31/22	$8,302	$22,943	$10,869
8/31/22	$8,559	$22,007	$10,890
9/30/22	$8,532	$19,981	$10,912
10/31/22	$9,060	$21,598	$10,941
11/30/22	$9,122	$22,805	$10,975
12/31/22	$9,163	$21,491	$11,013
1/31/23	$9,163	$22,842	$11,054
2/28/23	$9,039	$22,284	$11,093
3/31/23	$8,804	$23,103	$11,137
4/30/23	$8,588	$23,463	$11,182
5/31/23	$8,340	$23,565	$11,230
6/30/23	$8,357	$25,122	$11,278
7/31/23	$8,454	$25,929	$11,327
8/31/23	$8,541	$25,516	$11,379
9/30/23	$8,798	$24,300	$11,429
10/31/23	$8,788	$23,789	$11,482
11/30/23	$8,744	$25,961	$11,533
12/31/23	$8,974	$27,141	$11,586
1/31/24	$8,952	$27,597	$11,639
2/29/24	$8,854	$29,070	$11,689
3/31/24	$9,232	$30,006	$11,742
4/30/24	$8,933	$28,780	$11,795
5/31/24	$8,999	$30,207	$11,849
6/30/24	$8,830	$31,291	$11,898
7/31/24	$9,066	$31,672	$11,956
8/31/24	$8,819	$32,440	$12,011
9/30/24	$8,827	$33,133	$12,063
10/31/24	$8,600	$32,833	$12,114
11/30/24	$8,702	$34,760	$12,161
12/31/24	$8,435	$33,931	$12,208
1/31/25	$8,641	$34,876	$12,254
2/28/25	$8,836	$34,421	$12,295
3/31/25	$9,005	$32,482	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(2.45%)	2.24%	(0.66%)
Class A (including sales charge)	(6.06%)	1.45%	(1.04%)
S&P 500 Index	8.25%	18.59%	12.50%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 463,170,000
Holdings Count | Holding	1,108
Advisory Fees Paid, Amount	$ 3,142,000
InvestmentCompanyPortfolioTurnover	666.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$463,170
# of Portfolio Holdings	1,108
Portfolio Turnover Rate	666%
Total Net Advisory Fees Paid During the Reporting Period	$3,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.7%
Asset-Backed Securities	29.5%
Non-Agency Mortgage-Backed Securities	9.4%
U.S. Treasury Obligations	8.3%
Corporate Bonds & Notes	8.3%
Sovereign Issues	7.1%
Other Investments	0.1%
Short-Term Instruments	34.3%
Affiliated Investments	6.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000059899
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Institutional Class
Trading Symbol	PFATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the S&P 500 Index (the "Index"). Highlights of the drivers include the following:

  Selection in the health care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the utilities sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the information technology sector detracted from relative performance, as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,002,762	$1,009,593	$1,000,229
5/31/15	$1,005,525	$1,022,576	$1,000,460
6/30/15	$993,040	$1,002,781	$1,000,689
7/31/15	$976,209	$1,023,790	$1,000,924
8/31/15	$966,858	$962,021	$1,001,159
9/30/15	$945,426	$938,217	$1,001,394
10/31/15	$941,591	$1,017,360	$1,001,666
11/30/15	$941,591	$1,020,385	$1,001,940
12/31/15	$938,605	$1,004,292	$1,002,212
1/31/16	$934,682	$954,455	$1,002,719
2/29/16	$932,720	$953,167	$1,003,226
3/31/16	$951,355	$1,017,828	$1,003,732
4/30/16	$965,086	$1,021,774	$1,004,260
5/31/16	$958,221	$1,040,123	$1,004,788
6/30/16	$966,067	$1,042,818	$1,005,317
7/31/16	$967,048	$1,081,265	$1,005,845
8/31/16	$969,990	$1,082,784	$1,006,374
9/30/16	$976,855	$1,082,988	$1,006,904
10/31/16	$984,702	$1,063,233	$1,007,607
11/30/16	$1,005,298	$1,102,610	$1,008,310
12/31/16	$1,013,144	$1,124,405	$1,009,013
1/31/17	$1,010,202	$1,145,730	$1,009,853
2/28/17	$1,007,259	$1,191,223	$1,010,693
3/31/17	$1,004,317	$1,192,612	$1,011,533
4/30/17	$991,567	$1,204,860	$1,012,501
5/31/17	$978,817	$1,221,816	$1,013,468
6/30/17	$985,835	$1,229,442	$1,014,436
7/31/17	$984,849	$1,254,723	$1,015,532
8/31/17	$977,941	$1,258,564	$1,016,629
9/30/17	$993,603	$1,284,525	$1,017,727
10/31/17	$990,637	$1,314,500	$1,018,858
11/30/17	$995,581	$1,354,816	$1,019,989
12/31/17	$1,005,593	$1,369,880	$1,021,122
1/31/18	$1,000,634	$1,448,311	$1,022,563
2/28/18	$1,000,634	$1,394,930	$1,024,006
3/31/18	$1,003,609	$1,359,480	$1,025,451
4/30/18	$1,009,560	$1,364,697	$1,027,418
5/31/18	$1,002,618	$1,397,561	$1,029,389
6/30/18	$1,004,506	$1,406,163	$1,031,364
7/31/18	$1,008,481	$1,458,492	$1,033,370
8/31/18	$1,000,532	$1,506,017	$1,035,380
9/30/18	$1,001,882	$1,514,589	$1,037,394
10/31/18	$1,013,821	$1,411,067	$1,039,457
11/30/18	$1,001,882	$1,439,822	$1,041,524
12/31/18	$987,235	$1,309,819	$1,043,595
1/31/19	$994,215	$1,414,783	$1,046,033
2/28/19	$994,215	$1,460,209	$1,048,476
3/31/19	$981,251	$1,488,583	$1,050,925
4/30/19	$976,265	$1,548,856	$1,053,203
5/31/19	$962,304	$1,450,428	$1,055,486
6/30/19	$972,276	$1,552,649	$1,057,774
7/31/19	$970,282	$1,574,964	$1,059,827
8/31/19	$944,355	$1,550,016	$1,061,885
9/30/19	$968,288	$1,579,018	$1,063,947
10/31/19	$970,282	$1,613,219	$1,065,813
11/30/19	$969,285	$1,671,777	$1,067,682
12/31/19	$976,265	$1,722,235	$1,069,554
1/31/20	$956,321	$1,721,559	$1,071,288
2/29/20	$935,380	$1,579,842	$1,073,023
3/31/20	$855,603	$1,384,711	$1,074,762
4/30/20	$861,587	$1,562,223	$1,076,061
5/31/20	$855,603	$1,636,628	$1,077,361
6/30/20	$855,338	$1,669,176	$1,078,663
7/31/20	$844,321	$1,763,293	$1,078,940
8/31/20	$829,297	$1,890,039	$1,079,217
9/30/20	$836,308	$1,818,224	$1,079,494
10/31/20	$848,327	$1,769,870	$1,079,692
11/30/20	$877,372	$1,963,607	$1,079,890
12/31/20	$881,379	$2,039,105	$1,080,089
1/31/21	$932,459	$2,018,518	$1,080,317
2/28/21	$929,454	$2,074,179	$1,080,546
3/31/21	$954,815	$2,165,019	$1,080,774
4/30/21	$929,715	$2,280,563	$1,080,957
5/31/21	$952,807	$2,296,491	$1,081,139
6/30/21	$933,583	$2,350,103	$1,081,321
7/31/21	$906,155	$2,405,929	$1,081,454
8/31/21	$901,075	$2,479,083	$1,081,587
9/30/21	$900,951	$2,363,781	$1,081,719
10/31/21	$859,432	$2,529,392	$1,081,838
11/30/21	$855,280	$2,511,866	$1,081,957
12/31/21	$872,290	$2,624,438	$1,082,075
1/31/22	$906,042	$2,488,631	$1,082,277
2/28/22	$915,535	$2,414,118	$1,082,479
3/31/22	$902,878	$2,503,753	$1,082,681
4/30/22	$939,795	$2,285,421	$1,083,588
5/31/22	$956,671	$2,289,614	$1,084,497
6/30/22	$905,301	$2,100,621	$1,085,406
7/31/22	$889,343	$2,294,307	$1,086,882
8/31/22	$918,066	$2,200,741	$1,089,024
9/30/22	$915,306	$1,998,056	$1,091,245
10/31/22	$973,250	$2,159,821	$1,094,093
11/30/22	$979,689	$2,280,521	$1,097,463
12/31/22	$983,981	$2,149,130	$1,101,293
1/31/23	$985,054	$2,284,168	$1,105,379
2/28/23	$971,104	$2,228,437	$1,109,281
3/31/23	$946,406	$2,310,252	$1,113,695
4/30/23	$924,033	$2,346,311	$1,118,173
5/31/23	$897,184	$2,356,510	$1,123,014
6/30/23	$899,552	$2,512,217	$1,127,753
7/31/23	$910,796	$2,592,922	$1,132,705
8/31/23	$919,792	$2,551,639	$1,137,880
9/30/23	$947,448	$2,429,982	$1,142,922
10/31/23	$947,448	$2,378,888	$1,148,156
11/30/23	$941,795	$2,596,140	$1,153,254
12/31/23	$966,774	$2,714,085	$1,158,559
1/31/24	$965,637	$2,759,693	$1,163,888
2/29/24	$955,400	$2,907,048	$1,168,881
3/31/24	$996,681	$3,000,582	$1,174,247
4/30/24	$964,381	$2,878,024	$1,179,460
5/31/24	$972,456	$3,020,730	$1,184,862
6/30/24	$953,311	$3,129,120	$1,189,779
7/31/24	$978,981	$3,167,209	$1,195,621
8/31/24	$953,311	$3,244,035	$1,201,121
9/30/24	$955,039	$3,313,318	$1,206,310
10/31/24	$931,429	$3,283,271	$1,211,352
11/30/24	$942,054	$3,476,003	$1,216,089
12/31/24	$912,836	$3,393,141	$1,220,844
1/31/25	$935,567	$3,487,632	$1,225,398
2/28/25	$957,102	$3,442,124	$1,229,539
3/31/25	$975,555	$3,248,180	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.12%)	2.66%	(0.25%)
S&P 500 Index	8.25%	18.59%	12.50%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 463,170,000
Holdings Count | Holding	1,108
Advisory Fees Paid, Amount	$ 3,142,000
InvestmentCompanyPortfolioTurnover	666.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$463,170
# of Portfolio Holdings	1,108
Portfolio Turnover Rate	666%
Total Net Advisory Fees Paid During the Reporting Period	$3,142
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.7%
Asset-Backed Securities	29.5%
Non-Agency Mortgage-Backed Securities	9.4%
U.S. Treasury Obligations	8.3%
Corporate Bonds & Notes	8.3%
Sovereign Issues	7.1%
Other Investments	0.1%
Short-Term Instruments	34.3%
Affiliated Investments	6.4%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000126843
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class A
Trading Symbol	PEFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$9,621	$10,000	$10,000
4/30/15	$10,553	$10,769	$10,942
5/31/15	$10,020	$10,338	$10,450
6/30/15	$9,693	$10,069	$10,179
7/31/15	$8,965	$9,371	$9,434
8/31/15	$7,920	$8,524	$8,531
9/30/15	$7,367	$8,267	$8,231
10/31/15	$7,920	$8,857	$8,807
11/30/15	$7,551	$8,512	$8,329
12/31/15	$7,213	$8,322	$8,112
1/31/16	$6,691	$7,782	$7,586
2/29/16	$6,752	$7,769	$7,627
3/31/16	$7,951	$8,797	$8,744
4/30/16	$8,432	$8,845	$8,861
5/31/16	$7,715	$8,515	$8,353
6/30/16	$8,317	$8,856	$8,713
7/31/16	$8,954	$9,301	$9,181
8/31/16	$9,138	$9,532	$9,353
9/30/16	$9,305	$9,655	$9,424
10/31/16	$9,758	$9,678	$9,563
11/30/16	$9,521	$9,232	$9,249
12/31/16	$9,732	$9,253	$9,320
1/31/17	$10,524	$9,759	$9,746
2/28/17	$10,866	$10,058	$10,100
3/31/17	$10,941	$10,312	$10,267
4/30/17	$10,994	$10,538	$10,352
5/31/17	$10,962	$10,849	$10,582
6/30/17	$10,997	$10,958	$10,592
7/31/17	$11,779	$11,612	$11,153
8/31/17	$12,132	$11,871	$11,392
9/30/17	$11,962	$11,823	$11,172
10/31/17	$12,311	$12,238	$11,543
11/30/17	$12,176	$12,262	$11,455
12/31/17	$12,779	$12,703	$11,937
1/31/18	$14,077	$13,761	$12,978
2/28/18	$13,353	$13,127	$12,372
3/31/18	$13,016	$12,883	$12,130
4/30/18	$13,191	$12,826	$12,237
5/31/18	$12,550	$12,371	$11,648
6/30/18	$11,843	$11,857	$11,045
7/31/18	$12,255	$12,118	$11,492
8/31/18	$11,761	$11,790	$11,249
9/30/18	$11,935	$11,727	$11,425
10/31/18	$10,987	$10,706	$10,589
11/30/18	$11,295	$11,147	$10,901
12/31/18	$10,996	$10,852	$10,655
1/31/19	$11,951	$11,802	$11,518
2/28/19	$11,867	$11,829	$11,478
3/31/19	$11,712	$11,928	$11,491
4/30/19	$11,903	$12,179	$11,626
5/31/19	$11,389	$11,295	$11,014
6/30/19	$12,154	$12,000	$11,602
7/31/19	$11,831	$11,854	$11,290
8/31/19	$10,960	$11,276	$10,616
9/30/19	$11,258	$11,491	$10,850
10/31/19	$11,712	$11,975	$11,224
11/30/19	$11,712	$11,959	$11,145
12/31/19	$12,571	$12,851	$11,929
1/31/20	$11,712	$12,252	$11,125
2/29/20	$10,614	$11,606	$10,414
3/31/20	$8,023	$9,818	$8,589
4/30/20	$8,906	$10,717	$9,316
5/31/20	$9,014	$10,800	$9,283
6/30/20	$9,600	$11,594	$9,776
7/31/20	$10,159	$12,630	$10,398
8/31/20	$10,487	$12,909	$10,475
9/30/20	$10,248	$12,702	$10,232
10/31/20	$10,198	$12,964	$10,274
11/30/20	$11,931	$14,163	$11,593
12/31/20	$13,171	$15,204	$12,583
1/31/21	$13,497	$15,670	$12,678
2/28/21	$14,347	$15,790	$13,030
3/31/21	$14,687	$15,551	$13,100
4/30/21	$15,547	$15,938	$13,401
5/31/21	$16,087	$16,308	$13,922
6/30/21	$16,089	$16,336	$13,843
7/31/21	$15,763	$15,237	$13,185
8/31/21	$16,104	$15,636	$13,549
9/30/21	$15,743	$15,014	$13,140
10/31/21	$15,725	$15,162	$13,182
11/30/21	$14,933	$14,544	$12,638
12/31/21	$15,777	$14,817	$13,086
1/31/22	$15,893	$14,537	$12,989
2/28/22	$15,064	$14,102	$12,775
3/31/22	$14,664	$13,784	$12,638
4/30/22	$13,817	$13,017	$11,926
5/31/22	$13,920	$13,074	$12,029
6/30/22	$12,247	$12,206	$11,269
7/31/22	$12,516	$12,176	$11,167
8/31/22	$12,784	$12,226	$11,179
9/30/22	$11,401	$10,793	$10,035
10/31/22	$11,628	$10,458	$9,858
11/30/22	$13,012	$12,009	$11,184
12/31/22	$13,084	$11,840	$11,015
1/31/23	$13,746	$12,775	$11,809
2/28/23	$13,107	$11,947	$11,171
3/31/23	$13,450	$12,309	$11,445
4/30/23	$13,838	$12,169	$11,491
5/31/23	$13,609	$11,965	$11,276
6/30/23	$14,201	$12,419	$11,734
7/31/23	$15,375	$13,192	$12,500
8/31/23	$14,800	$12,379	$11,762
9/30/23	$14,568	$12,056	$11,643
10/31/23	$13,559	$11,587	$11,182
11/30/23	$14,826	$12,515	$11,938
12/31/23	$15,924	$13,004	$12,580
1/31/24	$15,852	$12,400	$12,124
2/29/24	$16,423	$12,990	$12,613
3/31/24	$16,591	$13,312	$12,746
4/30/24	$17,004	$13,371	$12,829
5/31/24	$17,611	$13,447	$12,961
6/30/24	$17,750	$13,977	$13,393
7/31/24	$17,675	$14,019	$13,478
8/31/24	$18,026	$14,245	$13,687
9/30/24	$18,860	$15,197	$14,481
10/31/24	$17,588	$14,521	$13,707
11/30/24	$17,380	$13,999	$13,243
12/31/24	$17,176	$13,980	$13,147
1/31/25	$17,255	$14,230	$13,343
2/28/25	$17,203	$14,299	$13,502
3/31/25	$17,705	$14,389	$13,715

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.72%	17.15%	6.29%
Class A (including sales charge)	2.66%	16.27%	5.88%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,497,000
Holdings Count | Holding	1,028
Advisory Fees Paid, Amount	$ 1,648,000
InvestmentCompanyPortfolioTurnover	620.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000126844
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class C
Trading Symbol	PEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.44%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,973	$10,769	$10,942
5/31/15	$10,411	$10,338	$10,450
6/30/15	$10,054	$10,069	$10,179
7/31/15	$9,297	$9,371	$9,434
8/31/15	$8,216	$8,524	$8,531
9/30/15	$7,632	$8,267	$8,231
10/31/15	$8,205	$8,857	$8,807
11/30/15	$7,805	$8,512	$8,329
12/31/15	$7,470	$8,322	$8,112
1/31/16	$6,919	$7,782	$7,586
2/29/16	$6,973	$7,769	$7,627
3/31/16	$8,205	$8,797	$8,744
4/30/16	$8,703	$8,845	$8,861
5/31/16	$7,957	$8,515	$8,353
6/30/16	$8,570	$8,856	$8,713
7/31/16	$9,219	$9,301	$9,181
8/31/16	$9,403	$9,532	$9,353
9/30/16	$9,572	$9,655	$9,424
10/31/16	$10,027	$9,678	$9,563
11/30/16	$9,788	$9,232	$9,249
12/31/16	$9,982	$9,253	$9,320
1/31/17	$10,791	$9,759	$9,746
2/28/17	$11,139	$10,058	$10,100
3/31/17	$11,206	$10,312	$10,267
4/30/17	$11,263	$10,538	$10,352
5/31/17	$11,218	$10,849	$10,582
6/30/17	$11,250	$10,958	$10,592
7/31/17	$12,036	$11,612	$11,153
8/31/17	$12,394	$11,871	$11,392
9/30/17	$12,208	$11,823	$11,172
10/31/17	$12,550	$12,238	$11,543
11/30/17	$12,408	$12,262	$11,455
12/31/17	$13,014	$12,703	$11,937
1/31/18	$14,327	$13,761	$12,978
2/28/18	$13,592	$13,127	$12,372
3/31/18	$13,238	$12,883	$12,130
4/30/18	$13,396	$12,826	$12,237
5/31/18	$12,739	$12,371	$11,648
6/30/18	$12,019	$11,857	$11,045
7/31/18	$12,425	$12,118	$11,492
8/31/18	$11,921	$11,790	$11,249
9/30/18	$12,084	$11,727	$11,425
10/31/18	$11,119	$10,706	$10,589
11/30/18	$11,428	$11,147	$10,901
12/31/18	$11,128	$10,852	$10,655
1/31/19	$12,073	$11,802	$11,518
2/28/19	$11,986	$11,829	$11,478
3/31/19	$11,812	$11,928	$11,491
4/30/19	$12,011	$12,179	$11,626
5/31/19	$11,488	$11,295	$11,014
6/30/19	$12,247	$12,000	$11,602
7/31/19	$11,911	$11,854	$11,290
8/31/19	$11,028	$11,276	$10,616
9/30/19	$11,327	$11,491	$10,850
10/31/19	$11,774	$11,975	$11,224
11/30/19	$11,762	$11,959	$11,145
12/31/19	$12,620	$12,851	$11,929
1/31/20	$11,749	$12,252	$11,125
2/29/20	$10,630	$11,606	$10,414
3/31/20	$8,032	$9,818	$8,589
4/30/20	$8,915	$10,717	$9,316
5/31/20	$9,027	$10,800	$9,283
6/30/20	$9,600	$11,594	$9,776
7/31/20	$10,156	$12,630	$10,398
8/31/20	$10,472	$12,909	$10,475
9/30/20	$10,227	$12,702	$10,232
10/31/20	$10,175	$12,964	$10,274
11/30/20	$11,886	$14,163	$11,593
12/31/20	$13,128	$15,204	$12,583
1/31/21	$13,454	$15,670	$12,678
2/28/21	$14,295	$15,790	$13,030
3/31/21	$14,620	$15,551	$13,100
4/30/21	$15,471	$15,938	$13,401
5/31/21	$15,989	$16,308	$13,922
6/30/21	$15,988	$16,336	$13,843
7/31/21	$15,647	$15,237	$13,185
8/31/21	$15,988	$15,636	$13,549
9/30/21	$15,611	$15,014	$13,140
10/31/21	$15,593	$15,162	$13,182
11/30/21	$14,797	$14,544	$12,638
12/31/21	$15,611	$14,817	$13,086
1/31/22	$15,713	$14,537	$12,989
2/28/22	$14,880	$14,102	$12,775
3/31/22	$14,479	$13,784	$12,638
4/30/22	$13,627	$13,017	$11,926
5/31/22	$13,715	$13,074	$12,029
6/30/22	$12,077	$12,206	$11,269
7/31/22	$12,317	$12,176	$11,167
8/31/22	$12,579	$12,226	$11,179
9/30/22	$11,203	$10,793	$10,035
10/31/22	$11,422	$10,458	$9,858
11/30/22	$12,776	$12,009	$11,184
12/31/22	$12,853	$11,840	$11,015
1/31/23	$13,462	$12,775	$11,809
2/28/23	$12,853	$11,947	$11,171
3/31/23	$13,170	$12,309	$11,445
4/30/23	$13,559	$12,169	$11,491
5/31/23	$13,316	$11,965	$11,276
6/30/23	$13,905	$12,419	$11,734
7/31/23	$15,057	$13,192	$12,500
8/31/23	$14,469	$12,379	$11,762
9/30/23	$14,224	$12,056	$11,643
10/31/23	$13,249	$11,587	$11,182
11/30/23	$14,474	$12,515	$11,938
12/31/23	$15,538	$13,004	$12,580
1/31/24	$15,462	$12,400	$12,124
2/29/24	$16,019	$12,990	$12,613
3/31/24	$16,148	$13,312	$12,746
4/30/24	$16,536	$13,371	$12,829
5/31/24	$17,131	$13,447	$12,961
6/30/24	$17,237	$13,977	$13,393
7/31/24	$17,184	$14,019	$13,478
8/31/24	$17,505	$14,245	$13,687
9/30/24	$18,317	$15,197	$14,481
10/31/24	$17,038	$14,521	$13,707
11/30/24	$16,844	$13,999	$13,243
12/31/24	$16,652	$13,980	$13,147
1/31/25	$16,708	$14,230	$13,343
2/28/25	$16,652	$14,299	$13,502
3/31/25	$17,129	$14,389	$13,715

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.08%	16.35%	5.53%
Class C (including sales charge)	5.11%	16.35%	5.53%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,497,000
Holdings Count | Holding	1,028
Advisory Fees Paid, Amount	$ 1,648,000
InvestmentCompanyPortfolioTurnover	620.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000069768
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Institutional Class
Trading Symbol	PEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,097,458	$1,076,914	$1,094,183
5/31/15	$1,042,373	$1,033,787	$1,045,006
6/30/15	$1,007,415	$1,006,940	$1,017,944
7/31/15	$932,203	$937,140	$943,353
8/31/15	$825,212	$852,377	$853,107
9/30/15	$768,008	$826,736	$823,057
10/31/15	$825,212	$885,709	$880,653
11/30/15	$786,017	$851,159	$832,911
12/31/15	$752,119	$832,186	$811,155
1/31/16	$698,093	$778,200	$758,641
2/29/16	$704,449	$776,925	$762,714
3/31/16	$829,449	$879,733	$874,352
4/30/16	$880,297	$884,515	$886,127
5/31/16	$805,085	$851,521	$835,262
6/30/16	$869,061	$885,554	$871,300
7/31/16	$934,931	$930,116	$918,062
8/31/16	$955,117	$953,232	$935,279
9/30/16	$973,108	$965,489	$942,397
10/31/16	$1,021,071	$967,791	$956,349
11/30/16	$996,557	$923,243	$924,872
12/31/16	$1,018,299	$925,282	$932,048
1/31/17	$1,101,403	$975,916	$974,615
2/28/17	$1,137,969	$1,005,790	$1,009,976
3/31/17	$1,146,833	$1,031,180	$1,026,719
4/30/17	$1,152,373	$1,053,755	$1,035,233
5/31/17	$1,149,049	$1,084,908	$1,058,160
6/30/17	$1,153,222	$1,095,831	$1,059,243
7/31/17	$1,235,432	$1,161,153	$1,115,297
8/31/17	$1,273,112	$1,187,053	$1,139,187
9/30/17	$1,256,759	$1,182,333	$1,117,231
10/31/17	$1,292,899	$1,223,780	$1,154,316
11/30/17	$1,278,910	$1,226,237	$1,145,463
12/31/17	$1,342,436	$1,270,256	$1,193,652
1/31/18	$1,479,663	$1,376,127	$1,297,797
2/28/18	$1,404,486	$1,312,660	$1,237,190
3/31/18	$1,370,238	$1,288,253	$1,212,967
4/30/18	$1,387,169	$1,282,554	$1,223,672
5/31/18	$1,320,653	$1,237,108	$1,164,780
6/30/18	$1,247,185	$1,185,709	$1,104,543
7/31/18	$1,291,203	$1,211,757	$1,149,244
8/31/18	$1,239,848	$1,178,991	$1,124,941
9/30/18	$1,257,454	$1,172,735	$1,142,545
10/31/18	$1,158,734	$1,070,609	$1,058,877
11/30/18	$1,192,052	$1,114,730	$1,090,071
12/31/18	$1,161,201	$1,085,198	$1,065,476
1/31/19	$1,262,013	$1,180,216	$1,151,790
2/28/19	$1,253,300	$1,182,869	$1,147,750
3/31/19	$1,237,121	$1,192,795	$1,149,099
4/30/19	$1,258,279	$1,217,908	$1,162,574
5/31/19	$1,204,761	$1,129,533	$1,101,359
6/30/19	$1,285,660	$1,200,030	$1,160,212
7/31/19	$1,252,056	$1,185,356	$1,128,972
8/31/19	$1,159,956	$1,127,563	$1,061,555
9/30/19	$1,192,316	$1,149,087	$1,085,049
10/31/19	$1,240,855	$1,197,541	$1,122,430
11/30/19	$1,240,855	$1,195,892	$1,114,458
12/31/19	$1,333,039	$1,285,112	$1,192,946
1/31/20	$1,241,837	$1,225,206	$1,112,491
2/29/20	$1,124,400	$1,160,597	$1,041,412
3/31/20	$850,796	$981,840	$858,876
4/30/20	$944,496	$1,071,749	$931,648
5/31/20	$956,989	$1,079,983	$928,271
6/30/20	$1,020,223	$1,159,372	$977,635
7/31/20	$1,080,011	$1,262,973	$1,039,788
8/31/20	$1,114,358	$1,290,892	$1,047,513
9/30/20	$1,089,066	$1,270,187	$1,023,161
10/31/20	$1,085,120	$1,296,356	$1,027,357
11/30/20	$1,269,262	$1,416,252	$1,159,268
12/31/20	$1,402,955	$1,520,366	$1,258,261
1/31/21	$1,438,508	$1,566,978	$1,267,839
2/28/21	$1,530,124	$1,578,964	$1,303,041
3/31/21	$1,566,158	$1,555,115	$1,310,017
4/30/21	$1,657,657	$1,593,835	$1,340,066
5/31/21	$1,715,606	$1,630,796	$1,392,181
6/30/21	$1,718,336	$1,633,607	$1,384,262
7/31/21	$1,682,638	$1,523,667	$1,318,511
8/31/21	$1,719,958	$1,563,551	$1,354,861
9/30/21	$1,681,634	$1,501,414	$1,314,001
10/31/21	$1,681,634	$1,516,223	$1,318,221
11/30/21	$1,597,185	$1,454,434	$1,263,790
12/31/21	$1,687,561	$1,481,722	$1,308,615
1/31/22	$1,699,587	$1,453,674	$1,298,934
2/28/22	$1,611,401	$1,410,223	$1,277,491
3/31/22	$1,570,352	$1,378,373	$1,263,813
4/30/22	$1,480,126	$1,301,698	$1,192,586
5/31/22	$1,490,867	$1,307,430	$1,202,865
6/30/22	$1,312,565	$1,220,551	$1,126,905
7/31/22	$1,340,492	$1,217,552	$1,116,671
8/31/22	$1,370,567	$1,222,636	$1,117,931
9/30/22	$1,222,339	$1,079,303	$1,003,456
10/31/22	$1,248,118	$1,045,794	$985,833
11/30/22	$1,394,197	$1,200,902	$1,118,448
12/31/22	$1,404,011	$1,184,024	$1,101,478
1/31/23	$1,475,040	$1,277,516	$1,180,877
2/28/23	$1,408,747	$1,194,678	$1,117,122
3/31/23	$1,446,629	$1,230,862	$1,144,531
4/30/23	$1,489,246	$1,216,914	$1,149,142
5/31/23	$1,463,202	$1,196,474	$1,127,599
6/30/23	$1,527,959	$1,241,902	$1,173,435
7/31/23	$1,656,880	$1,319,213	$1,249,961
8/31/23	$1,594,807	$1,237,949	$1,176,240
9/30/23	$1,569,816	$1,205,575	$1,164,267
10/31/23	$1,462,728	$1,158,733	$1,118,231
11/30/23	$1,599,022	$1,251,466	$1,193,803
12/31/23	$1,717,256	$1,300,390	$1,258,027
1/31/24	$1,712,321	$1,240,010	$1,212,425
2/29/24	$1,774,004	$1,298,999	$1,261,270
3/31/24	$1,792,766	$1,331,188	$1,274,560
4/30/24	$1,835,631	$1,337,144	$1,282,928
5/31/24	$1,903,711	$1,344,696	$1,296,119
6/30/24	$1,916,940	$1,397,737	$1,339,294
7/31/24	$1,914,335	$1,401,895	$1,347,756
8/31/24	$1,950,799	$1,424,530	$1,368,737
9/30/24	$2,042,394	$1,519,652	$1,448,063
10/31/24	$1,904,977	$1,452,069	$1,370,738
11/30/24	$1,883,422	$1,399,895	$1,324,261
12/31/24	$1,861,752	$1,397,973	$1,314,714
1/31/25	$1,869,941	$1,422,956	$1,334,280
2/28/25	$1,867,211	$1,429,850	$1,350,192
3/31/25	$1,920,779	$1,438,900	$1,371,455

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.14%	17.69%	6.75%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,497,000
Holdings Count | Holding	1,028
Advisory Fees Paid, Amount	$ 1,648,000
InvestmentCompanyPortfolioTurnover	620.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000069770
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	I-2
Trading Symbol	PEFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$144	1.39%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE Emerging Markets Model Portfolio contributed to performance relative to the MSCI Emerging Markets Value Index ("Index").

  Underweight exposure to, and selection in, the information technology sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond strategy contributed to performance.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,098,517	$1,076,914	$1,094,183
5/31/15	$1,043,432	$1,033,787	$1,045,006
6/30/15	$1,008,475	$1,006,940	$1,017,944
7/31/15	$933,263	$937,140	$943,353
8/31/15	$825,212	$852,377	$853,107
9/30/15	$768,008	$826,736	$823,057
10/31/15	$825,212	$885,709	$880,653
11/30/15	$786,017	$851,159	$832,911
12/31/15	$752,119	$832,186	$811,155
1/31/16	$698,093	$778,200	$758,641
2/29/16	$704,449	$776,925	$762,714
3/31/16	$829,449	$879,733	$874,352
4/30/16	$880,297	$884,515	$886,127
5/31/16	$805,085	$851,521	$835,262
6/30/16	$867,774	$885,554	$871,300
7/31/16	$934,689	$930,116	$918,062
8/31/16	$954,870	$953,232	$935,279
9/30/16	$972,027	$965,489	$942,397
10/31/16	$1,019,989	$967,791	$956,349
11/30/16	$995,475	$923,243	$924,872
12/31/16	$1,017,310	$925,282	$932,048
1/31/17	$1,100,424	$975,916	$974,615
2/28/17	$1,136,994	$1,005,790	$1,009,976
3/31/17	$1,144,751	$1,031,180	$1,026,719
4/30/17	$1,150,292	$1,053,755	$1,035,233
5/31/17	$1,146,967	$1,084,908	$1,058,160
6/30/17	$1,151,938	$1,095,831	$1,059,243
7/31/17	$1,234,137	$1,161,153	$1,115,297
8/31/17	$1,270,671	$1,187,053	$1,139,187
9/30/17	$1,254,066	$1,182,333	$1,117,231
10/31/17	$1,290,196	$1,223,780	$1,154,316
11/30/17	$1,276,210	$1,226,237	$1,145,463
12/31/17	$1,339,352	$1,270,256	$1,193,652
1/31/18	$1,476,385	$1,376,127	$1,297,797
2/28/18	$1,401,315	$1,312,660	$1,237,190
3/31/18	$1,365,737	$1,288,253	$1,212,967
4/30/18	$1,383,850	$1,282,554	$1,223,672
5/31/18	$1,317,435	$1,237,108	$1,164,780
6/30/18	$1,244,310	$1,185,709	$1,104,543
7/31/18	$1,287,007	$1,211,757	$1,149,244
8/31/18	$1,235,771	$1,178,991	$1,124,941
9/30/18	$1,254,137	$1,172,735	$1,142,545
10/31/18	$1,155,677	$1,070,609	$1,058,877
11/30/18	$1,188,907	$1,114,730	$1,090,071
12/31/18	$1,157,704	$1,085,198	$1,065,476
1/31/19	$1,258,212	$1,180,216	$1,151,790
2/28/19	$1,249,526	$1,182,869	$1,147,750
3/31/19	$1,233,396	$1,192,795	$1,149,099
4/30/19	$1,253,249	$1,217,908	$1,162,574
5/31/19	$1,201,134	$1,129,533	$1,101,359
6/30/19	$1,280,547	$1,200,030	$1,160,212
7/31/19	$1,248,286	$1,185,356	$1,128,972
8/31/19	$1,155,223	$1,127,563	$1,061,555
9/30/19	$1,187,484	$1,149,087	$1,085,049
10/31/19	$1,235,877	$1,197,541	$1,122,430
11/30/19	$1,235,877	$1,195,892	$1,114,458
12/31/19	$1,327,165	$1,285,112	$1,192,946
1/31/20	$1,236,281	$1,225,206	$1,112,491
2/29/20	$1,120,496	$1,160,597	$1,041,412
3/31/20	$846,597	$981,840	$858,876
4/30/20	$939,972	$1,071,749	$931,648
5/31/20	$952,422	$1,079,983	$928,271
6/30/20	$1,014,043	$1,159,372	$977,635
7/31/20	$1,073,618	$1,262,973	$1,039,788
8/31/20	$1,107,842	$1,290,892	$1,047,513
9/30/20	$1,083,955	$1,270,187	$1,023,161
10/31/20	$1,078,712	$1,296,356	$1,027,357
11/30/20	$1,262,211	$1,416,252	$1,159,268
12/31/20	$1,395,205	$1,520,366	$1,258,261
1/31/21	$1,430,630	$1,566,978	$1,267,839
2/28/21	$1,520,556	$1,578,964	$1,303,041
3/31/21	$1,558,062	$1,555,115	$1,310,017
4/30/21	$1,649,266	$1,593,835	$1,340,066
5/31/21	$1,705,508	$1,630,796	$1,392,181
6/30/21	$1,708,050	$1,633,607	$1,384,262
7/31/21	$1,672,465	$1,523,667	$1,318,511
8/31/21	$1,709,667	$1,563,551	$1,354,861
9/30/21	$1,669,203	$1,501,414	$1,314,001
10/31/21	$1,671,033	$1,516,223	$1,318,221
11/30/21	$1,586,841	$1,454,434	$1,263,790
12/31/21	$1,676,138	$1,481,722	$1,308,615
1/31/22	$1,688,139	$1,453,674	$1,298,934
2/28/22	$1,600,131	$1,410,223	$1,277,491
3/31/22	$1,558,664	$1,378,373	$1,263,813
4/30/22	$1,468,617	$1,301,698	$1,192,586
5/31/22	$1,479,337	$1,307,430	$1,202,865
6/30/22	$1,301,388	$1,220,551	$1,126,905
7/31/22	$1,331,403	$1,217,552	$1,116,671
8/31/22	$1,361,419	$1,222,636	$1,117,931
9/30/22	$1,213,485	$1,079,303	$1,003,456
10/31/22	$1,237,069	$1,045,794	$985,833
11/30/22	$1,385,002	$1,200,902	$1,118,448
12/31/22	$1,392,679	$1,184,024	$1,101,478
1/31/23	$1,461,249	$1,277,516	$1,180,877
2/28/23	$1,397,408	$1,194,678	$1,117,122
3/31/23	$1,432,875	$1,230,862	$1,144,531
4/30/23	$1,477,800	$1,216,914	$1,149,142
5/31/23	$1,451,791	$1,196,474	$1,127,599
6/30/23	$1,516,218	$1,241,902	$1,173,435
7/31/23	$1,642,570	$1,319,213	$1,249,961
8/31/23	$1,580,586	$1,237,949	$1,176,240
9/30/23	$1,555,259	$1,205,575	$1,164,267
10/31/23	$1,448,335	$1,158,733	$1,118,231
11/30/23	$1,584,420	$1,251,466	$1,193,803
12/31/23	$1,701,883	$1,300,390	$1,258,027
1/31/24	$1,694,494	$1,240,010	$1,212,425
2/29/24	$1,756,067	$1,298,999	$1,261,270
3/31/24	$1,774,400	$1,331,188	$1,274,560
4/30/24	$1,817,186	$1,337,144	$1,282,928
5/31/24	$1,885,142	$1,344,696	$1,296,119
6/30/24	$1,897,953	$1,397,737	$1,339,294
7/31/24	$1,895,353	$1,401,895	$1,347,756
8/31/24	$1,931,752	$1,424,530	$1,368,737
9/30/24	$2,022,628	$1,519,652	$1,448,063
10/31/24	$1,885,456	$1,452,069	$1,370,738
11/30/24	$1,863,938	$1,399,895	$1,324,261
12/31/24	$1,843,816	$1,397,973	$1,314,714
1/31/25	$1,849,263	$1,422,956	$1,334,280
2/28/25	$1,846,539	$1,429,850	$1,350,192
3/31/25	$1,899,606	$1,438,900	$1,371,455

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.06%	17.54%	6.63%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
MSCI Emerging Markets Value Index	7.60%	9.81%	3.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,497,000
Holdings Count | Holding	1,028
Advisory Fees Paid, Amount	$ 1,648,000
InvestmentCompanyPortfolioTurnover	620.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,497
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	620%
Total Net Advisory Fees Paid During the Reporting Period	$1,648
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.5%
Asset-Backed Securities	27.2%
Non-Agency Mortgage-Backed Securities	13.3%
Sovereign Issues	10.0%
Corporate Bonds & Notes	5.8%
Common Stocks	1.4%
U.S. Treasury Obligations	1.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	45.6%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(62.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.16% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026531
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class A
Trading Symbol	PIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.43%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,747	$10,096	$10,093
5/31/15	$9,869	$10,226	$10,215
6/30/15	$9,555	$10,028	$10,011
7/31/15	$9,585	$10,238	$10,055
8/31/15	$8,895	$9,620	$9,456
9/30/15	$8,487	$9,382	$9,170
10/31/15	$9,154	$10,174	$9,862
11/30/15	$9,169	$10,204	$9,900
12/31/15	$8,970	$10,043	$9,687
1/31/16	$8,487	$9,545	$9,187
2/29/16	$8,423	$9,532	$9,184
3/31/16	$9,179	$10,178	$9,846
4/30/16	$9,340	$10,218	$10,053
5/31/16	$9,437	$10,401	$10,209
6/30/16	$9,518	$10,428	$10,297
7/31/16	$9,872	$10,813	$10,596
8/31/16	$9,888	$10,828	$10,678
9/30/16	$9,969	$10,830	$10,656
10/31/16	$9,824	$10,632	$10,491
11/30/16	$10,403	$11,026	$11,090
12/31/16	$10,693	$11,244	$11,367
1/31/17	$10,854	$11,457	$11,448
2/28/17	$11,241	$11,912	$11,859
3/31/17	$11,209	$11,926	$11,739
4/30/17	$11,192	$12,049	$11,716
5/31/17	$11,144	$12,218	$11,705
6/30/17	$11,269	$12,294	$11,896
7/31/17	$11,498	$12,547	$12,054
8/31/17	$11,433	$12,586	$11,914
9/30/17	$11,826	$12,845	$12,267
10/31/17	$12,041	$13,145	$12,356
11/30/17	$12,456	$13,548	$12,734
12/31/17	$12,701	$13,699	$12,920
1/31/18	$13,343	$14,483	$13,420
2/28/18	$12,840	$13,949	$12,779
3/31/18	$12,509	$13,595	$12,554
4/30/18	$12,632	$13,647	$12,596
5/31/18	$12,807	$13,976	$12,670
6/30/18	$12,863	$14,062	$12,702
7/31/18	$13,372	$14,585	$13,205
8/31/18	$13,636	$15,060	$13,400
9/30/18	$13,725	$15,146	$13,426
10/31/18	$12,912	$14,111	$12,731
11/30/18	$13,018	$14,398	$13,111
12/31/18	$11,635	$13,098	$11,852
1/31/19	$12,619	$14,148	$12,775
2/28/19	$13,013	$14,602	$13,183
3/31/19	$13,052	$14,886	$13,267
4/30/19	$13,466	$15,489	$13,737
5/31/19	$12,383	$14,504	$12,854
6/30/19	$13,341	$15,526	$13,776
7/31/19	$13,479	$15,750	$13,891
8/31/19	$12,868	$15,500	$13,482
9/30/19	$13,396	$15,790	$13,963
10/31/19	$13,694	$16,132	$14,158
11/30/19	$14,152	$16,718	$14,596
12/31/19	$14,659	$17,222	$14,998
1/31/20	$14,336	$17,216	$14,675
2/29/20	$12,812	$15,798	$13,254
3/31/20	$10,065	$13,847	$10,989
4/30/20	$11,431	$15,622	$12,224
5/31/20	$11,916	$16,366	$12,643
6/30/20	$12,161	$16,692	$12,559
7/31/20	$12,659	$17,633	$13,056
8/31/20	$13,348	$18,900	$13,596
9/30/20	$12,983	$18,182	$13,262
10/31/20	$12,764	$17,699	$13,087
11/30/20	$14,639	$19,636	$14,848
12/31/20	$15,270	$20,391	$15,417
1/31/21	$15,998	$20,185	$15,276
2/28/21	$16,450	$20,742	$16,199
3/31/21	$17,558	$21,650	$17,152
4/30/21	$17,995	$22,806	$17,838
5/31/21	$18,569	$22,965	$18,254
6/30/21	$18,603	$23,501	$18,045
7/31/21	$18,489	$24,059	$18,189
8/31/21	$18,945	$24,791	$18,550
9/30/21	$18,064	$23,638	$17,904
10/31/21	$18,423	$25,294	$18,814
11/30/21	$18,153	$25,119	$18,151
12/31/21	$19,372	$26,244	$19,296
1/31/22	$19,131	$24,886	$18,846
2/28/22	$18,738	$24,141	$18,628
3/31/22	$19,216	$25,038	$19,154
4/30/22	$18,251	$22,854	$18,073
5/31/22	$18,624	$22,896	$18,425
6/30/22	$16,122	$21,006	$16,815
7/31/22	$17,318	$22,943	$17,930
8/31/22	$17,129	$22,007	$17,396
9/30/22	$15,442	$19,981	$15,870
10/31/22	$17,638	$21,598	$17,497
11/30/22	$18,689	$22,805	$18,591
12/31/22	$17,653	$21,491	$17,841
1/31/23	$18,635	$22,842	$18,766
2/28/23	$17,871	$22,284	$18,104
3/31/23	$18,027	$23,103	$18,021
4/30/23	$17,784	$23,463	$18,292
5/31/23	$17,263	$23,565	$17,587
6/30/23	$18,379	$25,122	$18,755
7/31/23	$19,119	$25,929	$19,415
8/31/23	$18,913	$25,516	$18,890
9/30/23	$18,455	$24,300	$18,161
10/31/23	$17,988	$23,789	$17,521
11/30/23	$19,474	$25,961	$18,843
12/31/23	$20,813	$27,141	$19,886
1/31/24	$21,000	$27,597	$19,907
2/29/24	$21,810	$29,070	$20,641
3/31/24	$23,331	$30,006	$21,673
4/30/24	$21,540	$28,780	$20,747
5/31/24	$22,670	$30,207	$21,405
6/30/24	$22,933	$31,291	$21,204
7/31/24	$23,738	$31,672	$22,287
8/31/24	$23,530	$32,440	$22,885
9/30/24	$23,956	$33,133	$23,203
10/31/24	$23,054	$32,833	$22,948
11/30/24	$24,566	$34,760	$24,413
12/31/24	$23,138	$33,931	$22,743
1/31/25	$24,263	$34,876	$23,796
2/28/25	$24,426	$34,421	$23,893
3/31/25	$23,394	$32,482	$23,229

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	0.27%	18.37%	9.29%
Class A (including sales charge)	(3.49%)	17.47%	8.87%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,076,701,000
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 6,083,000
InvestmentCompanyPortfolioTurnover	632.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026532
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class C
Trading Symbol	PIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.18%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	Russell 1000® Value Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,117	$10,096	$10,093
5/31/15	$10,235	$10,226	$10,215
6/30/15	$9,908	$10,028	$10,011
7/31/15	$9,942	$10,238	$10,055
8/31/15	$9,216	$9,620	$9,456
9/30/15	$8,783	$9,382	$9,170
10/31/15	$9,466	$10,174	$9,862
11/30/15	$9,483	$10,204	$9,900
12/31/15	$9,279	$10,043	$9,687
1/31/16	$8,766	$9,545	$9,187
2/29/16	$8,695	$9,532	$9,184
3/31/16	$9,474	$10,178	$9,846
4/30/16	$9,633	$10,218	$10,053
5/31/16	$9,722	$10,401	$10,209
6/30/16	$9,793	$10,428	$10,297
7/31/16	$10,165	$10,813	$10,596
8/31/16	$10,165	$10,828	$10,678
9/30/16	$10,235	$10,830	$10,656
10/31/16	$10,094	$10,632	$10,491
11/30/16	$10,678	$11,026	$11,090
12/31/16	$10,961	$11,244	$11,367
1/31/17	$11,121	$11,457	$11,448
2/28/17	$11,510	$11,912	$11,859
3/31/17	$11,475	$11,926	$11,739
4/30/17	$11,457	$12,049	$11,716
5/31/17	$11,386	$12,218	$11,705
6/30/17	$11,508	$12,294	$11,896
7/31/17	$11,742	$12,547	$12,054
8/31/17	$11,670	$12,586	$11,914
9/30/17	$12,061	$12,845	$12,267
10/31/17	$12,280	$13,145	$12,356
11/30/17	$12,699	$13,548	$12,734
12/31/17	$12,927	$13,699	$12,920
1/31/18	$13,576	$14,483	$13,420
2/28/18	$13,042	$13,949	$12,779
3/31/18	$12,715	$13,595	$12,554
4/30/18	$12,831	$13,647	$12,596
5/31/18	$13,004	$13,976	$12,670
6/30/18	$13,049	$14,062	$12,702
7/31/18	$13,551	$14,585	$13,205
8/31/18	$13,821	$15,060	$13,400
9/30/18	$13,895	$15,146	$13,426
10/31/18	$13,081	$14,111	$12,731
11/30/18	$13,159	$14,398	$13,111
12/31/18	$11,747	$13,098	$11,852
1/31/19	$12,750	$14,148	$12,775
2/28/19	$13,120	$14,602	$13,183
3/31/19	$13,164	$14,886	$13,267
4/30/19	$13,578	$15,489	$13,737
5/31/19	$12,466	$14,504	$12,854
6/30/19	$13,446	$15,526	$13,776
7/31/19	$13,576	$15,750	$13,891
8/31/19	$12,922	$15,500	$13,482
9/30/19	$13,459	$15,790	$13,963
10/31/19	$13,745	$16,132	$14,158
11/30/19	$14,207	$16,718	$14,596
12/31/19	$14,720	$17,222	$14,998
1/31/20	$14,358	$17,216	$14,675
2/29/20	$12,831	$15,798	$13,254
3/31/20	$10,068	$13,847	$10,989
4/30/20	$11,440	$15,622	$12,224
5/31/20	$11,905	$16,366	$12,643
6/30/20	$12,138	$16,692	$12,559
7/31/20	$12,644	$17,633	$13,056
8/31/20	$13,309	$18,900	$13,596
9/30/20	$12,928	$18,182	$13,262
10/31/20	$12,737	$17,699	$13,087
11/30/20	$14,595	$19,636	$14,848
12/31/20	$15,191	$20,391	$15,417
1/31/21	$15,926	$20,185	$15,276
2/28/21	$16,349	$20,742	$16,199
3/31/21	$17,447	$21,650	$17,152
4/30/21	$17,880	$22,806	$17,838
5/31/21	$18,407	$22,965	$18,254
6/30/21	$18,455	$23,501	$18,045
7/31/21	$18,326	$24,059	$18,189
8/31/21	$18,780	$24,791	$18,550
9/30/21	$17,871	$23,638	$17,904
10/31/21	$18,214	$25,294	$18,814
11/30/21	$17,974	$25,119	$18,151
12/31/21	$19,162	$26,244	$19,296
1/31/22	$18,885	$24,886	$18,846
2/28/22	$18,505	$24,141	$18,628
3/31/22	$18,953	$25,038	$19,154
4/30/22	$17,985	$22,854	$18,073
5/31/22	$18,344	$22,896	$18,425
6/30/22	$15,875	$21,006	$16,815
7/31/22	$17,035	$22,943	$17,930
8/31/22	$16,817	$22,007	$17,396
9/30/22	$15,175	$19,981	$15,870
10/31/22	$17,301	$21,598	$17,497
11/30/22	$18,328	$22,805	$18,591
12/31/22	$17,315	$21,491	$17,841
1/31/23	$18,258	$22,842	$18,766
2/28/23	$17,529	$22,284	$18,104
3/31/23	$17,643	$23,103	$18,021
4/30/23	$17,400	$23,463	$18,292
5/31/23	$16,872	$23,565	$17,587
6/30/23	$17,957	$25,122	$18,755
7/31/23	$18,657	$25,929	$19,415
8/31/23	$18,443	$25,516	$18,890
9/30/23	$17,993	$24,300	$18,161
10/31/23	$17,531	$23,789	$17,521
11/30/23	$18,962	$25,961	$18,843
12/31/23	$20,252	$27,141	$19,886
1/31/24	$20,428	$27,597	$19,907
2/29/24	$21,192	$29,070	$20,641
3/31/24	$22,660	$30,006	$21,673
4/30/24	$20,919	$28,780	$20,747
5/31/24	$21,984	$30,207	$21,405
6/30/24	$22,237	$31,291	$21,204
7/31/24	$22,991	$31,672	$22,287
8/31/24	$22,791	$32,440	$22,885
9/30/24	$23,179	$33,133	$23,203
10/31/24	$22,296	$32,833	$22,948
11/30/24	$23,747	$34,760	$24,413
12/31/24	$22,352	$33,931	$22,743
1/31/25	$23,420	$34,876	$23,796
2/28/25	$23,565	$34,421	$23,893
3/31/25	$22,559	$32,482	$23,229

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(0.44%)	17.51%	8.48%
Class C (including sales charge)	(1.35%)	17.51%	8.48%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,076,701,000
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 6,083,000
InvestmentCompanyPortfolioTurnover	632.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200440
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-3
Trading Symbol	PXTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index	Russell 1000® Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,012,070	$1,009,593	$1,009,349
5/31/15	$1,024,133	$1,022,576	$1,021,479
6/30/15	$993,304	$1,002,781	$1,001,084
7/31/15	$996,248	$1,023,790	$1,005,473
8/31/15	$925,513	$962,021	$945,590
9/30/15	$882,371	$938,217	$917,043
10/31/15	$952,159	$1,017,360	$986,234
11/30/15	$953,594	$1,020,385	$990,011
12/31/15	$934,620	$1,004,292	$968,716
1/31/16	$882,943	$954,455	$918,662
2/29/16	$876,397	$953,167	$918,433
3/31/16	$955,218	$1,017,828	$984,597
4/30/16	$972,819	$1,021,774	$1,005,283
5/31/16	$982,359	$1,040,123	$1,020,895
6/30/16	$990,291	$1,042,818	$1,029,726
7/31/16	$1,028,807	$1,081,265	$1,059,629
8/31/16	$1,030,286	$1,082,784	$1,067,799
9/30/16	$1,038,209	$1,082,988	$1,065,578
10/31/16	$1,025,201	$1,063,233	$1,049,083
11/30/16	$1,084,620	$1,102,610	$1,108,996
12/31/16	$1,115,054	$1,124,405	$1,136,709
1/31/17	$1,131,000	$1,145,730	$1,144,803
2/28/17	$1,172,696	$1,191,223	$1,185,936
3/31/17	$1,170,939	$1,192,612	$1,173,851
4/30/17	$1,169,187	$1,204,860	$1,171,644
5/31/17	$1,162,606	$1,221,816	$1,170,496
6/30/17	$1,175,715	$1,229,442	$1,189,633
7/31/17	$1,200,091	$1,254,723	$1,205,444
8/31/17	$1,193,400	$1,258,564	$1,191,400
9/30/17	$1,235,331	$1,284,525	$1,226,690
10/31/17	$1,258,355	$1,314,500	$1,235,595
11/30/17	$1,302,904	$1,354,816	$1,273,429
12/31/17	$1,328,566	$1,369,880	$1,292,021
1/31/18	$1,395,856	$1,448,311	$1,341,971
2/28/18	$1,342,081	$1,394,930	$1,277,892
3/31/18	$1,308,240	$1,359,480	$1,255,414
4/30/18	$1,320,224	$1,364,697	$1,259,557
5/31/18	$1,339,536	$1,397,561	$1,267,038
6/30/18	$1,346,478	$1,406,163	$1,270,181
7/31/18	$1,399,419	$1,458,492	$1,320,454
8/31/18	$1,429,419	$1,506,017	$1,339,971
9/30/18	$1,438,223	$1,514,589	$1,342,624
10/31/18	$1,352,995	$1,411,067	$1,273,103
11/30/18	$1,363,648	$1,439,822	$1,311,118
12/31/18	$1,218,388	$1,309,819	$1,185,211
1/31/19	$1,324,849	$1,414,783	$1,277,456
2/28/19	$1,364,279	$1,460,209	$1,318,271
3/31/19	$1,368,222	$1,488,583	$1,326,655
4/30/19	$1,413,566	$1,548,856	$1,373,711
5/31/19	$1,299,219	$1,450,428	$1,285,382
6/30/19	$1,401,746	$1,552,649	$1,377,646
7/31/19	$1,415,586	$1,574,964	$1,389,067
8/31/19	$1,350,342	$1,550,016	$1,348,215
9/30/19	$1,408,041	$1,579,018	$1,396,319
10/31/19	$1,437,957	$1,613,219	$1,415,839
11/30/19	$1,485,822	$1,671,777	$1,459,617
12/31/19	$1,541,992	$1,722,235	$1,499,771
1/31/20	$1,507,521	$1,721,559	$1,467,511
2/29/20	$1,346,657	$1,579,842	$1,325,383
3/31/20	$1,058,016	$1,384,711	$1,098,888
4/30/20	$1,203,234	$1,562,223	$1,222,425
5/31/20	$1,253,945	$1,636,628	$1,264,317
6/30/20	$1,278,809	$1,669,176	$1,255,922
7/31/20	$1,333,176	$1,763,293	$1,305,569
8/31/20	$1,404,090	$1,890,039	$1,359,554
9/30/20	$1,366,224	$1,818,224	$1,326,164
10/31/20	$1,346,845	$1,769,870	$1,308,738
11/30/20	$1,543,059	$1,963,607	$1,484,776
12/31/20	$1,609,181	$2,039,105	$1,541,703
1/31/21	$1,686,522	$2,018,518	$1,527,581
2/28/21	$1,733,924	$2,074,179	$1,619,892
3/31/21	$1,852,164	$2,165,019	$1,715,207
4/30/21	$1,898,063	$2,280,563	$1,783,798
5/31/21	$1,957,462	$2,296,491	$1,825,432
6/30/21	$1,961,495	$2,350,103	$1,804,530
7/31/21	$1,950,270	$2,405,929	$1,818,949
8/31/21	$2,000,781	$2,479,083	$1,855,018
9/30/21	$1,906,626	$2,363,781	$1,790,445
10/31/21	$1,944,876	$2,529,392	$1,881,364
11/30/21	$1,918,395	$2,511,866	$1,815,065
12/31/21	$2,048,385	$2,624,438	$1,929,577
1/31/22	$2,021,667	$2,488,631	$1,884,637
2/28/22	$1,980,106	$2,414,118	$1,862,776
3/31/22	$2,031,135	$2,503,753	$1,915,362
4/30/22	$1,930,190	$2,285,421	$1,807,335
5/31/22	$1,969,957	$2,289,614	$1,842,470
6/30/22	$1,706,573	$2,100,621	$1,681,493
7/31/22	$1,833,330	$2,294,307	$1,792,993
8/31/22	$1,811,688	$2,200,741	$1,739,562
9/30/22	$1,634,426	$1,998,056	$1,587,020
10/31/22	$1,868,808	$2,159,821	$1,749,737
11/30/22	$1,978,187	$2,280,521	$1,859,078
12/31/22	$1,867,748	$2,149,130	$1,784,138
1/31/23	$1,973,870	$2,284,168	$1,876,593
2/28/23	$1,896,047	$2,228,437	$1,810,424
3/31/23	$1,910,005	$2,310,252	$1,802,078
4/30/23	$1,885,246	$2,346,311	$1,829,235
5/31/23	$1,829,832	$2,356,510	$1,758,682
6/30/23	$1,948,913	$2,512,217	$1,875,511
7/31/23	$2,026,728	$2,592,922	$1,941,454
8/31/23	$2,005,506	$2,551,639	$1,889,034
9/30/23	$1,958,817	$2,429,982	$1,816,137
10/31/23	$1,908,744	$2,378,888	$1,752,063
11/30/23	$2,066,117	$2,596,140	$1,884,257
12/31/23	$2,209,568	$2,714,085	$1,988,625
1/31/24	$2,228,897	$2,759,693	$1,990,694
2/29/24	$2,314,670	$2,907,048	$2,064,130
3/31/24	$2,477,594	$3,000,582	$2,167,316
4/30/24	$2,288,239	$2,878,024	$2,074,728
5/31/24	$2,407,508	$3,020,730	$2,140,497
6/30/24	$2,436,659	$3,129,120	$2,120,355
7/31/24	$2,521,980	$3,167,209	$2,228,748
8/31/24	$2,501,905	$3,244,035	$2,288,545
9/30/24	$2,546,913	$3,313,318	$2,320,310
10/31/24	$2,452,156	$3,283,271	$2,294,764
11/30/24	$2,613,499	$3,476,003	$2,441,307
12/31/24	$2,461,655	$3,393,141	$2,274,346
1/31/25	$2,581,863	$3,487,632	$2,379,603
2/28/25	$2,598,849	$3,442,124	$2,389,264
3/31/25	$2,489,935	$3,248,180	$2,322,914

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	0.50%	18.67%	9.55%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,076,701,000
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 6,083,000
InvestmentCompanyPortfolioTurnover	632.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026529
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Institutional Class
Trading Symbol	PXTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 1000® Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,012,195	$1,009,593	$1,009,349
5/31/15	$1,024,390	$1,022,576	$1,021,479
6/30/15	$993,679	$1,002,781	$1,001,084
7/31/15	$996,751	$1,023,790	$1,005,473
8/31/15	$926,103	$962,021	$945,590
9/30/15	$883,045	$938,217	$917,043
10/31/15	$953,004	$1,017,360	$986,234
11/30/15	$954,559	$1,020,385	$990,011
12/31/15	$935,684	$1,004,292	$968,716
1/31/16	$884,060	$954,455	$918,662
2/29/16	$877,607	$953,167	$918,433
3/31/16	$956,657	$1,017,828	$984,597
4/30/16	$974,402	$1,021,774	$1,005,283
5/31/16	$984,082	$1,040,123	$1,020,895
6/30/16	$992,148	$1,042,818	$1,029,726
7/31/16	$1,030,866	$1,081,265	$1,059,629
8/31/16	$1,032,479	$1,082,784	$1,067,799
9/30/16	$1,040,546	$1,082,988	$1,065,578
10/31/16	$1,027,640	$1,063,233	$1,049,083
11/30/16	$1,087,330	$1,102,610	$1,108,996
12/31/16	$1,117,981	$1,124,405	$1,136,709
1/31/17	$1,134,114	$1,145,730	$1,144,803
2/28/17	$1,176,058	$1,191,223	$1,185,936
3/31/17	$1,174,445	$1,192,612	$1,173,851
4/30/17	$1,172,832	$1,204,860	$1,171,644
5/31/17	$1,166,379	$1,221,816	$1,170,496
6/30/17	$1,179,675	$1,229,442	$1,189,633
7/31/17	$1,204,286	$1,254,723	$1,205,444
8/31/17	$1,197,723	$1,258,564	$1,191,400
9/30/17	$1,239,957	$1,284,525	$1,226,690
10/31/17	$1,263,227	$1,314,500	$1,235,595
11/30/17	$1,308,104	$1,354,816	$1,273,429
12/31/17	$1,334,038	$1,369,880	$1,292,021
1/31/18	$1,401,782	$1,448,311	$1,341,971
2/28/18	$1,347,934	$1,394,930	$1,277,892
3/31/18	$1,314,116	$1,359,480	$1,255,414
4/30/18	$1,326,381	$1,364,697	$1,259,557
5/31/18	$1,345,655	$1,397,561	$1,267,038
6/30/18	$1,353,939	$1,406,163	$1,270,181
7/31/18	$1,406,759	$1,458,492	$1,320,454
8/31/18	$1,436,690	$1,506,017	$1,339,971
9/30/18	$1,445,169	$1,514,589	$1,342,624
10/31/18	$1,360,159	$1,411,067	$1,273,103
11/30/18	$1,370,785	$1,439,822	$1,311,118
12/31/18	$1,225,956	$1,309,819	$1,185,211
1/31/19	$1,332,048	$1,414,783	$1,277,456
2/28/19	$1,371,342	$1,460,209	$1,318,271
3/31/19	$1,375,271	$1,488,583	$1,326,655
4/30/19	$1,422,423	$1,548,856	$1,373,711
5/31/19	$1,306,507	$1,450,428	$1,285,382
6/30/19	$1,409,031	$1,552,649	$1,377,646
7/31/19	$1,424,797	$1,574,964	$1,389,067
8/31/19	$1,359,764	$1,550,016	$1,348,215
9/30/19	$1,415,706	$1,579,018	$1,396,319
10/31/19	$1,447,520	$1,613,219	$1,415,839
11/30/19	$1,497,229	$1,671,777	$1,459,617
12/31/19	$1,551,133	$1,722,235	$1,499,771
1/31/20	$1,516,816	$1,721,559	$1,467,511
2/29/20	$1,356,669	$1,579,842	$1,325,383
3/31/20	$1,064,994	$1,384,711	$1,098,888
4/30/20	$1,211,889	$1,562,223	$1,222,425
5/31/20	$1,262,385	$1,636,628	$1,264,317
6/30/20	$1,289,605	$1,669,176	$1,255,922
7/31/20	$1,343,731	$1,763,293	$1,305,569
8/31/20	$1,416,683	$1,890,039	$1,359,554
9/30/20	$1,377,224	$1,818,224	$1,326,164
10/31/20	$1,355,517	$1,769,870	$1,308,738
11/30/20	$1,555,709	$1,963,607	$1,484,776
12/31/20	$1,622,018	$2,039,105	$1,541,703
1/31/21	$1,701,505	$2,018,518	$1,527,581
2/28/21	$1,748,700	$2,074,179	$1,619,892
3/31/21	$1,867,070	$2,165,019	$1,715,207
4/30/21	$1,915,426	$2,280,563	$1,783,798
5/31/21	$1,974,528	$2,296,491	$1,825,432
6/30/21	$1,979,019	$2,350,103	$1,804,530
7/31/21	$1,967,854	$2,405,929	$1,818,949
8/31/21	$2,018,097	$2,479,083	$1,855,018
9/30/21	$1,922,071	$2,363,781	$1,790,445
10/31/21	$1,963,029	$2,529,392	$1,881,364
11/30/21	$1,936,699	$2,511,866	$1,815,065
12/31/21	$2,066,741	$2,624,438	$1,929,577
1/31/22	$2,040,168	$2,488,631	$1,884,637
2/28/22	$2,001,786	$2,414,118	$1,862,776
3/31/22	$2,052,483	$2,503,753	$1,915,362
4/30/22	$1,949,099	$2,285,421	$1,807,335
5/31/22	$1,991,669	$2,289,614	$1,842,470
6/30/22	$1,724,015	$2,100,621	$1,681,493
7/31/22	$1,853,085	$2,294,307	$1,792,993
8/31/22	$1,831,574	$2,200,741	$1,739,562
9/30/22	$1,653,046	$1,998,056	$1,587,020
10/31/22	$1,889,196	$2,159,821	$1,749,737
11/30/22	$2,001,056	$2,280,521	$1,859,078
12/31/22	$1,889,103	$2,149,130	$1,784,138
1/31/23	$1,997,954	$2,284,168	$1,876,593
2/28/23	$1,917,194	$2,228,437	$1,810,424
3/31/23	$1,932,216	$2,310,252	$1,802,078
4/30/23	$1,907,639	$2,346,311	$1,829,235
5/31/23	$1,852,634	$2,356,510	$1,758,682
6/30/23	$1,973,178	$2,512,217	$1,875,511
7/31/23	$2,052,760	$2,592,922	$1,941,454
8/31/23	$2,030,524	$2,551,639	$1,889,034
9/30/23	$1,983,325	$2,429,982	$1,816,137
10/31/23	$1,933,564	$2,378,888	$1,752,063
11/30/23	$2,093,510	$2,596,140	$1,884,257
12/31/23	$2,238,994	$2,714,085	$1,988,625
1/31/24	$2,259,425	$2,759,693	$1,990,694
2/29/24	$2,347,158	$2,907,048	$2,064,130
3/31/24	$2,511,188	$3,000,582	$2,167,316
4/30/24	$2,320,372	$2,878,024	$2,074,728
5/31/24	$2,441,466	$3,020,730	$2,140,497
6/30/24	$2,472,122	$3,129,120	$2,120,355
7/31/24	$2,558,228	$3,167,209	$2,228,748
8/31/24	$2,538,261	$3,244,035	$2,288,545
9/30/24	$2,583,852	$3,313,318	$2,320,310
10/31/24	$2,487,069	$3,283,271	$2,294,764
11/30/24	$2,652,619	$3,476,003	$2,441,307
12/31/24	$2,498,880	$3,393,141	$2,274,346
1/31/25	$2,621,030	$3,487,632	$2,379,603
2/28/25	$2,639,222	$3,442,124	$2,389,264
3/31/25	$2,529,138	$3,248,180	$2,322,914

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	0.71%	18.88%	9.72%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,076,701,000
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 6,083,000
InvestmentCompanyPortfolioTurnover	632.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064135
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-2
Trading Symbol	PIXPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Large Model Portfolio detracted from performance relative to the Russell 1000 Value Index (the "Index").

  Selection in the heath care sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection in, the industrials sector contributed to relative performance, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the information technology sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  Overweight exposure to, and selection in, the energy sector detracted from relative performance, as the sector and the Fund’s holdings underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Russell 1000® Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,012,270	$1,009,593	$1,009,349
5/31/15	$1,026,074	$1,022,576	$1,021,479
6/30/15	$993,394	$1,002,781	$1,001,084
7/31/15	$998,029	$1,023,790	$1,005,473
8/31/15	$926,962	$962,021	$945,590
9/30/15	$883,383	$938,217	$917,043
10/31/15	$953,741	$1,017,360	$986,234
11/30/15	$955,304	$1,020,385	$990,011
12/31/15	$935,991	$1,004,292	$968,716
1/31/16	$884,081	$954,455	$918,662
2/29/16	$877,593	$953,167	$918,433
3/31/16	$957,079	$1,017,828	$984,597
4/30/16	$973,301	$1,021,774	$1,005,283
5/31/16	$983,034	$1,040,123	$1,020,895
6/30/16	$992,767	$1,042,818	$1,029,726
7/31/16	$1,030,076	$1,081,265	$1,059,629
8/31/16	$1,033,321	$1,082,784	$1,067,799
9/30/16	$1,039,809	$1,082,988	$1,065,578
10/31/16	$1,026,832	$1,063,233	$1,049,083
11/30/16	$1,086,852	$1,102,610	$1,108,996
12/31/16	$1,117,673	$1,124,405	$1,136,709
1/31/17	$1,133,895	$1,145,730	$1,144,803
2/28/17	$1,174,449	$1,191,223	$1,185,936
3/31/17	$1,172,827	$1,192,612	$1,173,851
4/30/17	$1,171,205	$1,204,860	$1,171,644
5/31/17	$1,166,339	$1,221,816	$1,170,496
6/30/17	$1,179,493	$1,229,442	$1,189,633
7/31/17	$1,204,237	$1,254,723	$1,205,444
8/31/17	$1,197,639	$1,258,564	$1,191,400
9/30/17	$1,239,799	$1,284,525	$1,226,690
10/31/17	$1,261,520	$1,314,500	$1,235,595
11/30/17	$1,304,963	$1,354,816	$1,273,429
12/31/17	$1,332,388	$1,369,880	$1,292,021
1/31/18	$1,398,745	$1,448,311	$1,341,971
2/28/18	$1,346,358	$1,394,930	$1,277,892
3/31/18	$1,312,105	$1,359,480	$1,255,414
4/30/18	$1,324,434	$1,364,697	$1,259,557
5/31/18	$1,343,807	$1,397,561	$1,267,038
6/30/18	$1,351,894	$1,406,163	$1,270,181
7/31/18	$1,403,210	$1,458,492	$1,320,454
8/31/18	$1,433,291	$1,506,017	$1,339,971
9/30/18	$1,441,450	$1,514,589	$1,342,624
10/31/18	$1,357,811	$1,411,067	$1,273,103
11/30/18	$1,366,709	$1,439,822	$1,311,118
12/31/18	$1,222,830	$1,309,819	$1,185,211
1/31/19	$1,327,531	$1,414,783	$1,277,456
2/28/19	$1,369,017	$1,460,209	$1,318,271
3/31/19	$1,372,968	$1,488,583	$1,326,655
4/30/19	$1,418,404	$1,548,856	$1,373,711
5/31/19	$1,303,825	$1,450,428	$1,285,382
6/30/19	$1,404,764	$1,552,649	$1,377,646
7/31/19	$1,420,615	$1,574,964	$1,389,067
8/31/19	$1,355,231	$1,550,016	$1,348,215
9/30/19	$1,411,165	$1,579,018	$1,396,319
10/31/19	$1,443,146	$1,613,219	$1,415,839
11/30/19	$1,491,118	$1,671,777	$1,459,617
12/31/19	$1,547,216	$1,722,235	$1,499,771
1/31/20	$1,512,679	$1,721,559	$1,467,511
2/29/20	$1,351,511	$1,579,842	$1,325,383
3/31/20	$1,062,243	$1,384,711	$1,098,888
4/30/20	$1,207,724	$1,562,223	$1,222,425
5/31/20	$1,258,527	$1,636,628	$1,264,317
6/30/20	$1,283,501	$1,669,176	$1,255,922
7/31/20	$1,337,967	$1,763,293	$1,305,569
8/31/20	$1,409,010	$1,890,039	$1,359,554
9/30/20	$1,371,046	$1,818,224	$1,326,164
10/31/20	$1,351,633	$1,769,870	$1,308,738
11/30/20	$1,548,190	$1,963,607	$1,484,776
12/31/20	$1,614,607	$2,039,105	$1,541,703
1/31/21	$1,694,587	$2,018,518	$1,527,581
2/28/21	$1,739,576	$2,074,179	$1,619,892
3/31/21	$1,858,129	$2,165,019	$1,715,207
4/30/21	$1,906,813	$2,280,563	$1,783,798
5/31/21	$1,966,317	$2,296,491	$1,825,432
6/30/21	$1,970,485	$2,350,103	$1,804,530
7/31/21	$1,956,430	$2,405,929	$1,818,949
8/31/21	$2,009,838	$2,479,083	$1,855,018
9/30/21	$1,912,701	$2,363,781	$1,790,445
10/31/21	$1,951,014	$2,529,392	$1,881,364
11/30/21	$1,927,437	$2,511,866	$1,815,065
12/31/21	$2,054,883	$2,624,438	$1,929,577
1/31/22	$2,028,119	$2,488,631	$1,884,637
2/28/22	$1,989,460	$2,414,118	$1,862,776
3/31/22	$2,040,762	$2,503,753	$1,915,362
4/30/22	$1,936,579	$2,285,421	$1,807,335
5/31/22	$1,979,478	$2,289,614	$1,842,470
6/30/22	$1,712,502	$2,100,621	$1,681,493
7/31/22	$1,839,469	$2,294,307	$1,792,993
8/31/22	$1,820,889	$2,200,741	$1,739,562
9/30/22	$1,640,375	$1,998,056	$1,587,020
10/31/22	$1,875,161	$2,159,821	$1,749,737
11/30/22	$1,987,859	$2,280,521	$1,859,078
12/31/22	$1,877,912	$2,149,130	$1,784,138
1/31/23	$1,984,209	$2,284,168	$1,876,593
2/28/23	$1,902,715	$2,228,437	$1,810,424
3/31/23	$1,919,058	$2,310,252	$1,802,078
4/30/23	$1,894,258	$2,346,311	$1,829,235
5/31/23	$1,838,753	$2,356,510	$1,758,682
6/30/23	$1,959,211	$2,512,217	$1,875,511
7/31/23	$2,037,154	$2,592,922	$1,941,454
8/31/23	$2,015,897	$2,551,639	$1,889,034
9/30/23	$1,968,741	$2,429,982	$1,816,137
10/31/23	$1,918,536	$2,378,888	$1,752,063
11/30/23	$2,077,518	$2,596,140	$1,884,257
12/31/23	$2,221,299	$2,714,085	$1,988,625
1/31/24	$2,241,911	$2,759,693	$1,990,694
2/29/24	$2,327,999	$2,907,048	$2,064,130
3/31/24	$2,491,850	$3,000,582	$2,167,316
4/30/24	$2,301,783	$2,878,024	$2,074,728
5/31/24	$2,422,735	$3,020,730	$2,140,497
6/30/24	$2,451,967	$3,129,120	$2,120,355
7/31/24	$2,537,603	$3,167,209	$2,228,748
8/31/24	$2,516,194	$3,244,035	$2,288,545
9/30/24	$2,562,867	$3,313,318	$2,320,310
10/31/24	$2,466,470	$3,283,271	$2,294,764
11/30/24	$2,629,702	$3,476,003	$2,441,307
12/31/24	$2,476,427	$3,393,141	$2,274,346
1/31/25	$2,598,412	$3,487,632	$2,379,603
2/28/25	$2,615,463	$3,442,124	$2,389,264
3/31/25	$2,506,432	$3,248,180	$2,322,914

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	0.59%	18.73%	9.62%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,076,701,000
Holdings Count | Holding	1,462
Advisory Fees Paid, Amount	$ 6,083,000
InvestmentCompanyPortfolioTurnover	632.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,076,701
# of Portfolio Holdings	1,462
Portfolio Turnover Rate	632%
Total Net Advisory Fees Paid During the Reporting Period	$6,083
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	58.4%
Asset-Backed Securities	29.3%
Non-Agency Mortgage-Backed Securities	8.3%
Sovereign Issues	7.6%
Corporate Bonds & Notes	7.3%
U.S. Treasury Obligations	6.4%
Common Stocks	1.4%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	35.9%
Affiliated Investments	8.6%
Financial Derivative Instruments	(2.6%)
Other Assets and Liabilities, Net	(60.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000100916
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Class A
Trading Symbol	PTSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE International Model Portfolio detracted from performance relative to the MSCI EAFE Value Index (the "Index"). Highlights of the drivers include:

  Selection in the consumer staples sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection, in the financials sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer discretionary sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
3/31/15	$9,624	$10,000	$10,000
4/30/15	$10,129	$10,408	$10,442
5/31/15	$10,032	$10,355	$10,341
6/30/15	$9,677	$10,062	$10,022
7/31/15	$9,785	$10,271	$10,196
8/31/15	$8,897	$9,515	$9,429
9/30/15	$8,132	$9,032	$8,842
10/31/15	$8,844	$9,738	$9,493
11/30/15	$8,669	$9,586	$9,257
12/31/15	$8,428	$9,457	$9,079
1/31/16	$7,689	$8,773	$8,340
2/29/16	$7,557	$8,613	$8,179
3/31/16	$8,241	$9,173	$8,718
4/30/16	$8,737	$9,439	$9,062
5/31/16	$8,550	$9,353	$8,918
6/30/16	$8,227	$9,039	$8,475
7/31/16	$8,647	$9,497	$8,921
8/31/16	$8,714	$9,504	$9,065
9/30/16	$8,874	$9,620	$9,153
10/31/16	$8,974	$9,424	$9,174
11/30/16	$8,918	$9,236	$9,118
12/31/16	$9,352	$9,552	$9,535
1/31/17	$9,707	$9,829	$9,770
2/28/17	$9,785	$9,969	$9,837
3/31/17	$10,055	$10,244	$10,112
4/30/17	$10,211	$10,505	$10,324
5/31/17	$10,511	$10,890	$10,563
6/30/17	$10,616	$10,871	$10,595
7/31/17	$11,057	$11,184	$10,949
8/31/17	$11,102	$11,180	$10,881
9/30/17	$11,487	$11,458	$11,216
10/31/17	$11,647	$11,632	$11,303
11/30/17	$11,750	$11,754	$11,405
12/31/17	$11,975	$11,943	$11,579
1/31/18	$12,599	$12,542	$12,205
2/28/18	$12,035	$11,976	$11,625
3/31/18	$11,708	$11,760	$11,345
4/30/18	$12,110	$12,029	$11,694
5/31/18	$11,659	$11,758	$11,187
6/30/18	$11,442	$11,615	$11,045
7/31/18	$11,825	$11,901	$11,363
8/31/18	$11,403	$11,671	$10,949
9/30/18	$11,612	$11,772	$11,176
10/31/18	$10,744	$10,835	$10,434
11/30/18	$10,663	$10,821	$10,376
12/31/18	$9,987	$10,296	$9,868
1/31/19	$10,749	$10,973	$10,529
2/28/19	$10,901	$11,252	$10,704
3/31/19	$10,852	$11,323	$10,649
4/30/19	$11,098	$11,642	$10,897
5/31/19	$10,438	$11,083	$10,267
6/30/19	$11,013	$11,740	$10,814
7/31/19	$10,828	$11,591	$10,570
8/31/19	$10,397	$11,291	$10,136
9/30/19	$10,837	$11,614	$10,625
10/31/19	$11,270	$12,032	$11,009
11/30/19	$11,347	$12,167	$11,052
12/31/19	$11,763	$12,563	$11,456
1/31/20	$11,401	$12,300	$11,042
2/29/20	$10,300	$11,188	$9,997
3/31/20	$7,989	$9,695	$8,226
4/30/20	$8,523	$10,321	$8,666
5/31/20	$8,885	$10,771	$8,929
6/30/20	$9,271	$11,138	$9,248
7/31/20	$9,352	$11,397	$9,266
8/31/20	$10,015	$11,983	$9,808
9/30/20	$9,624	$11,672	$9,358
10/31/20	$9,358	$11,206	$8,981
11/30/20	$11,103	$12,943	$10,682
12/31/20	$11,793	$13,545	$11,155
1/31/21	$11,947	$13,400	$11,068
2/28/21	$12,543	$13,701	$11,595
3/31/21	$12,906	$14,016	$11,985
4/30/21	$13,189	$14,438	$12,214
5/31/21	$13,812	$14,908	$12,637
6/30/21	$13,445	$14,741	$12,346
7/31/21	$13,347	$14,852	$12,316
8/31/21	$13,366	$15,114	$12,455
9/30/21	$13,114	$14,675	$12,227
10/31/21	$12,990	$15,036	$12,422
11/30/21	$12,148	$14,336	$11,674
12/31/21	$12,971	$15,070	$12,370
1/31/22	$12,971	$14,342	$12,499
2/28/22	$12,859	$14,088	$12,329
3/31/22	$12,767	$14,179	$12,411
4/30/22	$12,025	$13,262	$11,783
5/31/22	$12,336	$13,361	$12,073
6/30/22	$11,003	$12,121	$10,871
7/31/22	$11,340	$12,725	$11,098
8/31/22	$10,919	$12,121	$10,723
9/30/22	$9,751	$10,987	$9,762
10/31/22	$10,318	$11,578	$10,391
11/30/22	$11,382	$12,882	$11,533
12/31/22	$11,455	$12,892	$11,679
1/31/23	$12,366	$13,936	$12,581
2/28/23	$12,176	$13,645	$12,404
3/31/23	$12,207	$13,984	$12,372
4/30/23	$12,531	$14,378	$12,771
5/31/23	$11,844	$13,770	$12,083
6/30/23	$12,591	$14,397	$12,763
7/31/23	$13,244	$14,862	$13,343
8/31/23	$12,879	$14,293	$12,947
9/30/23	$12,627	$13,805	$12,837
10/31/23	$12,002	$13,245	$12,273
11/30/23	$13,057	$14,475	$13,245
12/31/23	$13,698	$15,244	$13,892
1/31/24	$13,658	$15,331	$13,883
2/29/24	$13,658	$15,612	$13,908
3/31/24	$14,147	$16,125	$14,515
4/30/24	$13,945	$15,712	$14,366
5/31/24	$14,653	$16,321	$14,933
6/30/24	$14,061	$16,058	$14,517
7/31/24	$14,788	$16,529	$15,197
8/31/24	$15,079	$17,066	$15,586
9/30/24	$15,501	$17,224	$15,808
10/31/24	$14,524	$16,287	$15,065
11/30/24	$14,503	$16,195	$14,949
12/31/24	$14,159	$15,826	$14,682
1/31/25	$14,761	$16,658	$15,431
2/28/25	$15,233	$16,981	$16,007
3/31/25	$15,373	$16,913	$16,380

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	8.66%	13.99%	4.80%
Class A (including sales charge)	4.62%	13.11%	4.39%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,358,000
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 783,000
InvestmentCompanyPortfolioTurnover	680.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$131,358
# of Portfolio Holdings	984
Portfolio Turnover Rate	680%
Total Net Advisory Fees Paid During the Reporting Period	$783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.0%
Asset-Backed Securities	23.7%
Non-Agency Mortgage-Backed Securities	13.2%
Sovereign Issues	9.3%
Corporate Bonds & Notes	4.7%
U.S. Treasury Obligations	2.9%
Common Stocks	1.4%
Short-Term Instruments	27.7%
Affiliated Investments	9.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000100919
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Institutional Class
Trading Symbol	PTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE International Model Portfolio detracted from performance relative to the MSCI EAFE Value Index (the "Index"). Highlights of the drivers include:

  Selection in the consumer staples sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection, in the financials sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer discretionary sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,052,514	$1,040,829	$1,044,218
5/31/15	$1,042,458	$1,035,501	$1,034,125
6/30/15	$1,006,091	$1,006,162	$1,002,152
7/31/15	$1,017,344	$1,027,053	$1,019,587
8/31/15	$925,063	$951,500	$942,940
9/30/15	$846,180	$903,187	$884,186
10/31/15	$921,447	$973,789	$949,262
11/30/15	$902,060	$958,639	$925,710
12/31/15	$877,756	$945,723	$907,878
1/31/16	$800,780	$877,334	$834,025
2/29/16	$788,142	$861,260	$817,901
3/31/16	$859,374	$917,300	$871,845
4/30/16	$911,074	$943,857	$906,223
5/31/16	$891,543	$935,283	$891,813
6/30/16	$858,331	$903,888	$847,543
7/31/16	$902,170	$949,698	$892,081
8/31/16	$909,092	$950,372	$906,520
9/30/16	$926,619	$962,047	$915,284
10/31/16	$937,030	$942,368	$917,420
11/30/16	$932,403	$923,600	$911,757
12/31/16	$977,440	$955,182	$953,495
1/31/17	$1,014,544	$982,889	$976,973
2/28/17	$1,022,660	$996,944	$983,653
3/31/17	$1,051,572	$1,024,389	$1,011,164
4/30/17	$1,069,020	$1,050,454	$1,032,379
5/31/17	$1,099,265	$1,089,010	$1,056,287
6/30/17	$1,110,889	$1,087,084	$1,059,478
7/31/17	$1,158,161	$1,118,442	$1,094,917
8/31/17	$1,162,888	$1,118,020	$1,088,086
9/30/17	$1,204,259	$1,145,837	$1,121,644
10/31/17	$1,221,002	$1,163,237	$1,130,331
11/30/17	$1,231,765	$1,175,438	$1,140,462
12/31/17	$1,254,868	$1,194,305	$1,157,945
1/31/18	$1,322,630	$1,254,211	$1,220,467
2/28/18	$1,262,397	$1,197,601	$1,162,471
3/31/18	$1,229,748	$1,176,016	$1,134,463
4/30/18	$1,271,888	$1,202,867	$1,169,412
5/31/18	$1,224,640	$1,175,829	$1,118,729
6/30/18	$1,202,486	$1,161,464	$1,104,543
7/31/18	$1,243,951	$1,190,054	$1,136,251
8/31/18	$1,198,474	$1,167,071	$1,094,922
9/30/18	$1,220,147	$1,177,200	$1,117,558
10/31/18	$1,130,556	$1,083,504	$1,043,356
11/30/18	$1,122,023	$1,082,138	$1,037,550
12/31/18	$1,050,951	$1,029,607	$986,822
1/31/19	$1,132,408	$1,097,273	$1,052,870
2/28/19	$1,148,380	$1,125,244	$1,070,379
3/31/19	$1,142,377	$1,132,340	$1,064,937
4/30/19	$1,169,768	$1,164,176	$1,089,749
5/31/19	$1,100,485	$1,108,265	$1,026,668
6/30/19	$1,161,812	$1,174,014	$1,081,367
7/31/19	$1,142,395	$1,159,107	$1,057,047
8/31/19	$1,097,088	$1,129,080	$1,013,624
9/30/19	$1,144,502	$1,161,435	$1,062,537
10/31/19	$1,190,022	$1,203,164	$1,100,872
11/30/19	$1,199,776	$1,216,727	$1,105,228
12/31/19	$1,243,117	$1,256,270	$1,145,588
1/31/20	$1,205,046	$1,230,030	$1,104,163
2/29/20	$1,089,176	$1,118,838	$999,670
3/31/20	$844,194	$969,509	$822,555
4/30/20	$902,129	$1,032,141	$866,581
5/31/20	$940,201	$1,077,086	$892,941
6/30/20	$981,434	$1,113,760	$924,779
7/31/20	$989,953	$1,139,721	$926,574
8/31/20	$1,059,812	$1,198,315	$980,816
9/30/20	$1,019,133	$1,167,178	$935,778
10/31/20	$992,867	$1,120,574	$898,095
11/30/20	$1,176,731	$1,294,278	$1,068,172
12/31/20	$1,250,480	$1,354,457	$1,115,488
1/31/21	$1,266,650	$1,340,027	$1,106,791
2/28/21	$1,331,330	$1,370,083	$1,159,516
3/31/21	$1,369,340	$1,401,585	$1,198,536
4/30/21	$1,401,231	$1,443,758	$1,221,420
5/31/21	$1,467,007	$1,490,841	$1,263,721
6/30/21	$1,429,099	$1,474,063	$1,234,608
7/31/21	$1,418,773	$1,485,162	$1,231,594
8/31/21	$1,420,838	$1,511,359	$1,245,543
9/30/21	$1,395,159	$1,467,498	$1,222,681
10/31/21	$1,382,140	$1,503,592	$1,242,180
11/30/21	$1,293,180	$1,433,609	$1,167,444
12/31/21	$1,378,946	$1,507,015	$1,236,980
1/31/22	$1,378,946	$1,434,190	$1,249,871
2/28/22	$1,367,260	$1,408,832	$1,232,883
3/31/22	$1,360,927	$1,417,887	$1,241,108
4/30/22	$1,281,239	$1,326,157	$1,178,318
5/31/22	$1,314,857	$1,336,099	$1,207,325
6/30/22	$1,173,251	$1,212,126	$1,087,111
7/31/22	$1,209,563	$1,272,526	$1,109,753
8/31/22	$1,165,738	$1,212,088	$1,072,307
9/30/22	$1,040,218	$1,098,700	$976,172
10/31/22	$1,101,852	$1,157,783	$1,039,134
11/30/22	$1,216,313	$1,288,191	$1,153,348
12/31/22	$1,225,244	$1,289,226	$1,167,918
1/31/23	$1,320,845	$1,393,623	$1,258,070
2/28/23	$1,301,334	$1,364,543	$1,240,441
3/31/23	$1,305,295	$1,398,362	$1,237,230
4/30/23	$1,342,589	$1,437,842	$1,277,098
5/31/23	$1,268,001	$1,376,995	$1,208,325
6/30/23	$1,347,656	$1,439,662	$1,276,258
7/31/23	$1,418,689	$1,486,244	$1,334,292
8/31/23	$1,379,226	$1,429,303	$1,294,732
9/30/23	$1,352,446	$1,380,481	$1,283,747
10/31/23	$1,286,130	$1,324,514	$1,227,284
11/30/23	$1,400,676	$1,447,452	$1,324,541
12/31/23	$1,467,916	$1,524,354	$1,389,244
1/31/24	$1,463,833	$1,533,126	$1,388,311
2/29/24	$1,465,874	$1,561,189	$1,390,834
3/31/24	$1,519,299	$1,612,536	$1,451,493
4/30/24	$1,498,486	$1,571,241	$1,436,649
5/31/24	$1,573,411	$1,632,103	$1,493,255
6/30/24	$1,509,284	$1,605,755	$1,451,684
7/31/24	$1,590,406	$1,652,862	$1,519,736
8/31/24	$1,622,427	$1,706,607	$1,558,640
9/30/24	$1,667,222	$1,722,366	$1,580,760
10/31/24	$1,562,475	$1,628,702	$1,506,514
11/30/24	$1,560,293	$1,619,462	$1,494,909
12/31/24	$1,523,689	$1,582,632	$1,468,206
1/31/25	$1,589,937	$1,665,802	$1,543,108
2/28/25	$1,640,726	$1,698,108	$1,600,652
3/31/25	$1,656,210	$1,691,257	$1,637,972

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.01%	14.43%	5.17%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,358,000
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 783,000
InvestmentCompanyPortfolioTurnover	680.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$131,358
# of Portfolio Holdings	984
Portfolio Turnover Rate	680%
Total Net Advisory Fees Paid During the Reporting Period	$783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.0%
Asset-Backed Securities	23.7%
Non-Agency Mortgage-Backed Securities	13.2%
Sovereign Issues	9.3%
Corporate Bonds & Notes	4.7%
U.S. Treasury Obligations	2.9%
Common Stocks	1.4%
Short-Term Instruments	27.7%
Affiliated Investments	9.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000100920
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	I-2
Trading Symbol	PTIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE International Model Portfolio detracted from performance relative to the MSCI EAFE Value Index (the "Index"). Highlights of the drivers include:

  Selection in the consumer staples sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Underweight exposure to, and selection, in the financials sector detracted from relative performance, as the sector outperformed the Index and the Fund’s holdings underperformed the Index.

  Overweight exposure to the consumer discretionary sector detracted from relative performance, as the sector underperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	MSCI EAFE Index	MSCI EAFE Value Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,052,632	$1,040,829	$1,044,218
5/31/15	$1,043,673	$1,035,501	$1,034,125
6/30/15	$1,007,052	$1,006,162	$1,002,152
7/31/15	$1,017,202	$1,027,053	$1,019,587
8/31/15	$925,857	$951,500	$942,940
9/30/15	$846,854	$903,187	$884,186
10/31/15	$921,040	$973,789	$949,262
11/30/15	$902,779	$958,639	$925,710
12/31/15	$878,091	$945,723	$907,878
1/31/16	$799,936	$877,334	$834,025
2/29/16	$787,293	$861,260	$817,901
3/31/16	$858,552	$917,300	$871,845
4/30/16	$911,421	$943,857	$906,223
5/31/16	$891,883	$935,283	$891,813
6/30/16	$857,510	$903,888	$847,543
7/31/16	$901,366	$949,698	$892,081
8/31/16	$908,291	$950,372	$906,520
9/30/16	$925,535	$962,047	$915,284
10/31/16	$935,947	$942,368	$917,420
11/30/16	$931,320	$923,600	$911,757
12/31/16	$976,103	$955,182	$953,495
1/31/17	$1,013,200	$982,889	$976,973
2/28/17	$1,021,315	$996,944	$983,653
3/31/17	$1,050,035	$1,024,389	$1,011,164
4/30/17	$1,067,478	$1,050,454	$1,032,379
5/31/17	$1,097,711	$1,089,010	$1,056,287
6/30/17	$1,109,096	$1,087,084	$1,059,478
7/31/17	$1,156,342	$1,118,442	$1,094,917
8/31/17	$1,161,067	$1,118,020	$1,088,086
9/30/17	$1,202,134	$1,145,837	$1,121,644
10/31/17	$1,218,863	$1,163,237	$1,130,331
11/30/17	$1,228,423	$1,175,438	$1,140,462
12/31/17	$1,252,448	$1,194,305	$1,157,945
1/31/18	$1,318,894	$1,254,211	$1,220,467
2/28/18	$1,259,970	$1,197,601	$1,162,471
3/31/18	$1,227,279	$1,176,016	$1,134,463
4/30/18	$1,268,103	$1,202,867	$1,169,412
5/31/18	$1,222,176	$1,175,829	$1,118,729
6/30/18	$1,200,093	$1,161,464	$1,104,543
7/31/18	$1,240,185	$1,190,054	$1,136,251
8/31/18	$1,196,083	$1,167,071	$1,094,922
9/30/18	$1,217,732	$1,177,200	$1,117,558
10/31/18	$1,126,793	$1,083,504	$1,043,356
11/30/18	$1,118,267	$1,082,138	$1,037,550
12/31/18	$1,047,997	$1,029,607	$986,822
1/31/19	$1,127,754	$1,097,273	$1,052,870
2/28/19	$1,145,300	$1,125,244	$1,070,379
3/31/19	$1,139,121	$1,132,340	$1,064,937
4/30/19	$1,166,472	$1,164,176	$1,089,749
5/31/19	$1,095,680	$1,108,265	$1,026,668
6/30/19	$1,158,243	$1,174,014	$1,081,367
7/31/19	$1,137,243	$1,159,107	$1,057,047
8/31/19	$1,092,012	$1,129,080	$1,013,624
9/30/19	$1,140,495	$1,161,435	$1,062,537
10/31/19	$1,185,920	$1,203,164	$1,100,872
11/30/19	$1,194,031	$1,216,727	$1,105,228
12/31/19	$1,238,649	$1,256,270	$1,145,588
1/31/20	$1,199,012	$1,230,030	$1,104,163
2/29/20	$1,083,405	$1,118,838	$999,670
3/31/20	$838,978	$969,509	$822,555
4/30/20	$896,782	$1,032,141	$866,581
5/31/20	$934,767	$1,077,086	$892,941
6/30/20	$974,017	$1,113,760	$924,779
7/31/20	$984,216	$1,139,721	$926,574
8/31/20	$1,052,210	$1,198,315	$980,816
9/30/20	$1,011,497	$1,167,178	$935,778
10/31/20	$983,545	$1,120,574	$898,095
11/30/20	$1,168,725	$1,294,278	$1,068,172
12/31/20	$1,240,389	$1,354,457	$1,115,488
1/31/21	$1,256,521	$1,340,027	$1,106,791
2/28/21	$1,321,050	$1,370,083	$1,159,516
3/31/21	$1,356,816	$1,401,585	$1,198,536
4/30/21	$1,388,648	$1,443,758	$1,221,420
5/31/21	$1,454,300	$1,490,841	$1,263,721
6/30/21	$1,416,292	$1,474,063	$1,234,608
7/31/21	$1,405,984	$1,485,162	$1,231,594
8/31/21	$1,408,046	$1,511,359	$1,245,543
9/30/21	$1,382,675	$1,467,498	$1,222,681
10/31/21	$1,369,671	$1,503,592	$1,242,180
11/30/21	$1,280,816	$1,433,609	$1,167,444
12/31/21	$1,368,234	$1,507,015	$1,236,980
1/31/22	$1,368,234	$1,434,190	$1,249,871
2/28/22	$1,356,388	$1,408,832	$1,232,883
3/31/22	$1,348,423	$1,417,887	$1,241,108
4/30/22	$1,270,070	$1,326,157	$1,178,318
5/31/22	$1,302,928	$1,336,099	$1,207,325
6/30/22	$1,162,783	$1,212,126	$1,087,111
7/31/22	$1,198,366	$1,272,526	$1,109,753
8/31/22	$1,155,159	$1,212,088	$1,072,307
9/30/22	$1,031,400	$1,098,700	$976,172
10/31/22	$1,091,395	$1,157,783	$1,039,134
11/30/22	$1,203,726	$1,288,191	$1,153,348
12/31/22	$1,211,980	$1,289,226	$1,167,918
1/31/23	$1,308,297	$1,393,623	$1,258,070
2/28/23	$1,288,231	$1,364,543	$1,240,441
3/31/23	$1,293,912	$1,398,362	$1,237,230
4/30/23	$1,328,227	$1,437,842	$1,277,098
5/31/23	$1,255,558	$1,376,995	$1,208,325
6/30/23	$1,335,225	$1,439,662	$1,276,258
7/31/23	$1,404,219	$1,486,244	$1,334,292
8/31/23	$1,365,664	$1,429,303	$1,294,732
9/30/23	$1,337,853	$1,380,481	$1,283,747
10/31/23	$1,273,752	$1,324,514	$1,227,284
11/30/23	$1,385,412	$1,447,452	$1,324,541
12/31/23	$1,452,211	$1,524,354	$1,389,244
1/31/24	$1,448,007	$1,533,126	$1,388,311
2/29/24	$1,450,109	$1,561,189	$1,390,834
3/31/24	$1,502,695	$1,612,536	$1,451,493
4/30/24	$1,481,259	$1,571,241	$1,436,649
5/31/24	$1,556,287	$1,632,103	$1,493,255
6/30/24	$1,494,242	$1,605,755	$1,451,684
7/31/24	$1,571,265	$1,652,862	$1,519,736
8/31/24	$1,604,275	$1,706,607	$1,558,640
9/30/24	$1,647,892	$1,722,366	$1,580,760
10/31/24	$1,544,336	$1,628,702	$1,506,514
11/30/24	$1,542,085	$1,619,462	$1,494,909
12/31/24	$1,506,237	$1,582,632	$1,468,206
1/31/25	$1,570,042	$1,665,802	$1,543,108
2/28/25	$1,620,174	$1,698,108	$1,600,652
3/31/25	$1,638,081	$1,691,257	$1,637,972

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	9.01%	14.32%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%
MSCI EAFE Value Index	12.85%	14.77%	5.06%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 131,358,000
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 783,000
InvestmentCompanyPortfolioTurnover	680.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$131,358
# of Portfolio Holdings	984
Portfolio Turnover Rate	680%
Total Net Advisory Fees Paid During the Reporting Period	$783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.0%
Asset-Backed Securities	23.7%
Non-Agency Mortgage-Backed Securities	13.2%
Sovereign Issues	9.3%
Corporate Bonds & Notes	4.7%
U.S. Treasury Obligations	2.9%
Common Stocks	1.4%
Short-Term Instruments	27.7%
Affiliated Investments	9.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(48.0%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000100911
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class A
Trading Symbol	PCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$9,626	$10,000	$10,000	$10,000
4/30/15	$9,477	$10,096	$9,786	$9,745
5/31/15	$9,571	$10,226	$9,868	$9,967
6/30/15	$9,607	$10,028	$9,880	$10,042
7/31/15	$9,418	$10,238	$9,608	$9,925
8/31/15	$8,812	$9,620	$9,136	$9,302
9/30/15	$8,203	$9,382	$8,820	$8,845
10/31/15	$8,762	$10,174	$9,314	$9,344
11/30/15	$8,977	$10,204	$9,578	$9,648
12/31/15	$8,515	$10,043	$9,073	$9,163
1/31/16	$7,857	$9,545	$8,464	$8,358
2/29/16	$7,877	$9,532	$8,522	$8,357
3/31/16	$8,603	$10,178	$9,228	$9,024
4/30/16	$8,828	$10,218	$9,423	$9,166
5/31/16	$8,848	$10,401	$9,596	$9,372
6/30/16	$8,995	$10,428	$9,625	$9,366
7/31/16	$9,564	$10,813	$10,145	$9,926
8/31/16	$9,711	$10,828	$10,397	$10,101
9/30/16	$9,849	$10,830	$10,479	$10,214
10/31/16	$9,584	$10,632	$10,134	$9,728
11/30/16	$10,761	$11,026	$11,479	$10,813
12/31/16	$11,232	$11,244	$11,953	$11,116
1/31/17	$11,232	$11,457	$11,868	$11,160
2/28/17	$11,340	$11,912	$12,040	$11,375
3/31/17	$11,332	$11,926	$11,938	$11,390
4/30/17	$11,500	$12,049	$11,985	$11,515
5/31/17	$11,155	$12,218	$11,611	$11,281
6/30/17	$11,455	$12,294	$12,018	$11,671
7/31/17	$11,544	$12,547	$12,094	$11,757
8/31/17	$11,306	$12,586	$11,796	$11,608
9/30/17	$12,164	$12,845	$12,632	$12,332
10/31/17	$12,274	$13,145	$12,648	$12,437
11/30/17	$12,697	$13,548	$13,014	$12,796
12/31/17	$12,637	$13,699	$12,890	$12,744
1/31/18	$12,819	$14,483	$13,049	$13,077
2/28/18	$12,198	$13,949	$12,396	$12,571
3/31/18	$12,454	$13,595	$12,550	$12,733
4/30/18	$12,627	$13,647	$12,767	$12,843
5/31/18	$13,331	$13,976	$13,510	$13,623
6/30/18	$13,559	$14,062	$13,592	$13,721
7/31/18	$13,832	$14,585	$13,832	$13,960
8/31/18	$14,170	$15,060	$14,161	$14,562
9/30/18	$13,842	$15,146	$13,810	$14,211
10/31/18	$12,566	$14,111	$12,574	$12,668
11/30/18	$12,665	$14,398	$12,776	$12,869
12/31/18	$11,056	$13,098	$11,232	$11,340
1/31/19	$12,297	$14,148	$12,460	$12,616
2/28/19	$12,762	$14,602	$12,945	$13,272
3/31/19	$12,367	$14,886	$12,572	$12,994
4/30/19	$12,811	$15,489	$13,047	$13,436
5/31/19	$11,599	$14,504	$11,981	$12,391
6/30/19	$12,455	$15,526	$12,744	$13,266
7/31/19	$12,599	$15,750	$12,765	$13,343
8/31/19	$11,816	$15,500	$12,053	$12,684
9/30/19	$12,392	$15,790	$12,671	$12,948
10/31/19	$12,682	$16,132	$12,978	$13,289
11/30/19	$12,984	$16,718	$13,282	$13,836
12/31/19	$13,397	$17,222	$13,747	$14,235
1/31/20	$12,871	$17,216	$13,006	$13,779
2/29/20	$11,455	$15,798	$11,742	$12,619
3/31/20	$7,999	$13,847	$8,845	$9,877
4/30/20	$9,244	$15,622	$9,936	$11,234
5/31/20	$9,831	$16,366	$10,221	$11,965
6/30/20	$10,242	$16,692	$10,517	$12,388
7/31/20	$10,693	$17,633	$10,734	$12,731
8/31/20	$11,363	$18,900	$11,312	$13,448
9/30/20	$10,746	$18,182	$10,786	$12,999
10/31/20	$10,977	$17,699	$11,172	$13,271
11/30/20	$13,440	$19,636	$13,329	$15,717
12/31/20	$14,711	$20,391	$14,384	$17,076
1/31/21	$16,017	$20,185	$15,141	$17,936
2/28/21	$17,665	$20,742	$16,564	$19,054
3/31/21	$18,405	$21,650	$17,429	$19,245
4/30/21	$18,712	$22,806	$17,782	$19,649
5/31/21	$20,079	$22,965	$18,335	$19,690
6/30/21	$20,897	$23,501	$18,224	$20,071
7/31/21	$19,352	$24,059	$17,572	$19,346
8/31/21	$19,756	$24,791	$18,043	$19,779
9/30/21	$19,929	$23,638	$17,681	$19,196
10/31/21	$20,653	$25,294	$18,355	$20,012
11/30/21	$19,536	$25,119	$17,728	$19,179
12/31/21	$20,200	$26,244	$18,451	$19,607
1/31/22	$19,852	$24,886	$17,376	$17,719
2/28/22	$20,449	$24,141	$17,663	$17,909
3/31/22	$20,874	$25,038	$18,009	$18,131
4/30/22	$19,585	$22,854	$16,611	$16,334
5/31/22	$19,746	$22,896	$16,930	$16,359
6/30/22	$16,878	$21,006	$15,257	$15,014
7/31/22	$18,566	$22,943	$16,735	$16,581
8/31/22	$18,144	$22,007	$16,205	$16,242
9/30/22	$15,756	$19,981	$14,554	$14,685
10/31/22	$18,372	$21,598	$16,386	$16,302
11/30/22	$19,116	$22,805	$16,887	$16,683
12/31/22	$17,619	$21,491	$15,779	$15,600
1/31/23	$19,321	$22,842	$17,285	$17,121
2/28/23	$18,330	$22,284	$16,886	$16,831
3/31/23	$17,382	$23,103	$15,675	$16,027
4/30/23	$16,796	$23,463	$15,284	$15,739
5/31/23	$16,280	$23,565	$14,984	$15,594
6/30/23	$18,065	$25,122	$16,174	$16,861
7/31/23	$19,349	$25,929	$17,395	$17,893
8/31/23	$18,805	$25,516	$16,558	$16,997
9/30/23	$18,442	$24,300	$15,696	$15,997
10/31/23	$17,451	$23,789	$14,759	$14,906
11/30/23	$18,735	$25,961	$16,088	$16,255
12/31/23	$20,724	$27,141	$18,090	$18,241
1/31/24	$20,639	$27,597	$17,268	$17,532
2/29/24	$21,834	$29,070	$17,833	$18,523
3/31/24	$23,061	$30,006	$18,615	$19,186
4/30/24	$21,760	$28,780	$17,429	$17,836
5/31/24	$22,959	$30,207	$18,244	$18,730
6/30/24	$22,526	$31,291	$17,936	$18,557
7/31/24	$24,453	$31,672	$20,122	$20,443
8/31/24	$24,139	$32,440	$19,745	$20,137
9/30/24	$24,689	$33,133	$19,757	$20,278
10/31/24	$24,385	$32,833	$19,448	$19,985
11/30/24	$27,216	$34,760	$21,324	$22,177
12/31/24	$25,397	$33,931	$19,547	$20,346
1/31/25	$26,435	$34,876	$19,949	$20,879
2/28/25	$24,700	$34,421	$19,185	$19,762
3/31/25	$23,667	$32,482	$18,034	$18,417

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.62%	24.23%	9.41%
Class A (including sales charge)	(1.20%)	23.27%	9.00%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 185,355,000
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,121,000
InvestmentCompanyPortfolioTurnover	623.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000100912
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class C
Trading Symbol	PCFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.17%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$9,837	$10,096	$9,786	$9,745
5/31/15	$9,935	$10,226	$9,868	$9,967
6/30/15	$9,959	$10,028	$9,880	$10,042
7/31/15	$9,762	$10,238	$9,608	$9,925
8/31/15	$9,130	$9,620	$9,136	$9,302
9/30/15	$8,500	$9,382	$8,820	$8,845
10/31/15	$9,065	$10,174	$9,314	$9,344
11/30/15	$9,290	$10,204	$9,578	$9,648
12/31/15	$8,804	$10,043	$9,073	$9,163
1/31/16	$8,109	$9,545	$8,464	$8,358
2/29/16	$8,129	$9,532	$8,522	$8,357
3/31/16	$8,876	$10,178	$9,228	$9,024
4/30/16	$9,101	$10,218	$9,423	$9,166
5/31/16	$9,121	$10,401	$9,596	$9,372
6/30/16	$9,264	$10,428	$9,625	$9,366
7/31/16	$9,837	$10,813	$10,145	$9,926
8/31/16	$9,990	$10,828	$10,397	$10,101
9/30/16	$10,123	$10,830	$10,479	$10,214
10/31/16	$9,847	$10,632	$10,134	$9,728
11/30/16	$11,043	$11,026	$11,479	$10,813
12/31/16	$11,524	$11,244	$11,953	$11,116
1/31/17	$11,514	$11,457	$11,868	$11,160
2/28/17	$11,616	$11,912	$12,040	$11,375
3/31/17	$11,596	$11,926	$11,938	$11,390
4/30/17	$11,769	$12,049	$11,985	$11,515
5/31/17	$11,401	$12,218	$11,611	$11,281
6/30/17	$11,715	$12,294	$12,018	$11,671
7/31/17	$11,787	$12,547	$12,094	$11,757
8/31/17	$11,550	$12,586	$11,796	$11,608
9/30/17	$12,405	$12,845	$12,632	$12,332
10/31/17	$12,509	$13,145	$12,648	$12,437
11/30/17	$12,937	$13,548	$13,014	$12,796
12/31/17	$12,873	$13,699	$12,890	$12,744
1/31/18	$13,039	$14,483	$13,049	$13,077
2/28/18	$12,407	$13,949	$12,396	$12,571
3/31/18	$12,663	$13,595	$12,550	$12,733
4/30/18	$12,831	$13,647	$12,767	$12,843
5/31/18	$13,524	$13,976	$13,510	$13,623
6/30/18	$13,752	$14,062	$13,592	$13,721
7/31/18	$14,022	$14,585	$13,832	$13,960
8/31/18	$14,360	$15,060	$14,161	$14,562
9/30/18	$14,019	$15,146	$13,810	$14,211
10/31/18	$12,714	$14,111	$12,574	$12,668
11/30/18	$12,816	$14,398	$12,776	$12,869
12/31/18	$11,172	$13,098	$11,232	$11,340
1/31/19	$12,413	$14,148	$12,460	$12,616
2/28/19	$12,880	$14,602	$12,945	$13,272
3/31/19	$12,479	$14,886	$12,572	$12,994
4/30/19	$12,911	$15,489	$13,047	$13,436
5/31/19	$11,689	$14,504	$11,981	$12,391
6/30/19	$12,540	$15,526	$12,744	$13,266
7/31/19	$12,676	$15,750	$12,765	$13,343
8/31/19	$11,884	$15,500	$12,053	$12,684
9/30/19	$12,451	$15,790	$12,671	$12,948
10/31/19	$12,737	$16,132	$12,978	$13,289
11/30/19	$13,034	$16,718	$13,282	$13,836
12/31/19	$13,432	$17,222	$13,747	$14,235
1/31/20	$12,906	$17,216	$13,006	$13,779
2/29/20	$11,468	$15,798	$11,742	$12,619
3/31/20	$8,004	$13,847	$8,845	$9,877
4/30/20	$9,242	$15,622	$9,936	$11,234
5/31/20	$9,830	$16,366	$10,221	$11,965
6/30/20	$10,238	$16,692	$10,517	$12,388
7/31/20	$10,687	$17,633	$10,734	$12,731
8/31/20	$11,346	$18,900	$11,312	$13,448
9/30/20	$10,721	$18,182	$10,786	$12,999
10/31/20	$10,943	$17,699	$11,172	$13,271
11/30/20	$13,394	$19,636	$13,329	$15,717
12/31/20	$14,649	$20,391	$14,384	$17,076
1/31/21	$15,942	$20,185	$15,141	$17,936
2/28/21	$17,570	$20,742	$16,564	$19,054
3/31/21	$18,300	$21,650	$17,429	$19,245
4/30/21	$18,581	$22,806	$17,782	$19,649
5/31/21	$19,934	$22,965	$18,335	$19,690
6/30/21	$20,731	$23,501	$18,224	$20,071
7/31/21	$19,179	$24,059	$17,572	$19,346
8/31/21	$19,577	$24,791	$18,043	$19,779
9/30/21	$19,733	$23,638	$17,681	$19,196
10/31/21	$20,437	$25,294	$18,355	$20,012
11/30/21	$19,327	$25,119	$17,728	$19,179
12/31/21	$19,990	$26,244	$18,451	$19,607
1/31/22	$19,608	$24,886	$17,376	$17,719
2/28/22	$20,154	$24,141	$17,663	$17,909
3/31/22	$20,603	$25,038	$18,009	$18,131
4/30/22	$19,327	$22,854	$16,611	$16,334
5/31/22	$19,460	$22,896	$16,930	$16,359
6/30/22	$16,613	$21,006	$15,257	$15,014
7/31/22	$18,270	$22,943	$16,735	$16,581
8/31/22	$17,849	$22,007	$16,205	$16,242
9/30/22	$15,486	$19,981	$14,554	$14,685
10/31/22	$18,047	$21,598	$16,386	$16,302
11/30/22	$18,779	$22,805	$16,887	$16,683
12/31/22	$17,294	$21,491	$15,779	$15,600
1/31/23	$18,946	$22,842	$17,285	$17,121
2/28/23	$17,958	$22,284	$16,886	$16,831
3/31/23	$17,032	$23,103	$15,675	$16,027
4/30/23	$16,445	$23,463	$15,284	$15,739
5/31/23	$15,935	$23,565	$14,984	$15,594
6/30/23	$17,665	$25,122	$16,174	$16,861
7/31/23	$18,915	$25,929	$17,395	$17,893
8/31/23	$18,359	$25,516	$16,558	$16,997
9/30/23	$18,004	$24,300	$15,696	$15,997
10/31/23	$17,016	$23,789	$14,759	$14,906
11/30/23	$18,267	$25,961	$16,088	$16,255
12/31/23	$20,178	$27,141	$18,090	$18,241
1/31/24	$20,084	$27,597	$17,268	$17,532
2/29/24	$21,247	$29,070	$17,833	$18,523
3/31/24	$22,414	$30,006	$18,615	$19,186
4/30/24	$21,151	$28,780	$17,429	$17,836
5/31/24	$22,284	$30,207	$18,244	$18,730
6/30/24	$21,852	$31,291	$17,936	$18,557
7/31/24	$23,724	$31,672	$20,122	$20,443
8/31/24	$23,393	$32,440	$19,745	$20,137
9/30/24	$23,914	$33,133	$19,757	$20,278
10/31/24	$23,610	$32,833	$19,448	$19,985
11/30/24	$26,331	$34,760	$21,324	$22,177
12/31/24	$24,554	$33,931	$19,547	$20,346
1/31/25	$25,535	$34,876	$19,949	$20,879
2/28/25	$23,866	$34,421	$19,185	$19,762
3/31/25	$22,835	$32,482	$18,034	$18,417

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.88%	23.33%	8.61%
Class C (including sales charge)	0.94%	23.33%	8.61%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 185,355,000
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,121,000
InvestmentCompanyPortfolioTurnover	623.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000100907
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Institutional Class
Trading Symbol	PCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$984,665	$1,009,593	$978,641	$974,500
5/31/15	$995,157	$1,022,576	$986,753	$996,748
6/30/15	$998,643	$1,002,781	$988,042	$1,004,213
7/31/15	$979,909	$1,023,790	$960,788	$992,545
8/31/15	$917,188	$962,021	$913,604	$930,173
9/30/15	$854,726	$938,217	$881,978	$884,539
10/31/15	$912,645	$1,017,360	$931,359	$934,374
11/30/15	$934,985	$1,020,385	$957,835	$964,769
12/31/15	$887,142	$1,004,292	$907,344	$916,328
1/31/16	$818,979	$954,455	$846,389	$835,755
2/29/16	$821,014	$953,167	$852,162	$835,722
3/31/16	$897,316	$1,017,828	$922,794	$902,421
4/30/16	$920,716	$1,021,774	$942,338	$916,580
5/31/16	$923,768	$1,040,123	$959,612	$937,221
6/30/16	$939,028	$1,042,818	$962,529	$936,630
7/31/16	$998,035	$1,081,265	$1,014,457	$992,557
8/31/16	$1,014,313	$1,082,784	$1,039,666	$1,010,105
9/30/16	$1,028,556	$1,082,988	$1,047,859	$1,021,358
10/31/16	$1,001,087	$1,063,233	$1,013,416	$972,802
11/30/16	$1,124,189	$1,102,610	$1,147,927	$1,081,279
12/31/16	$1,175,057	$1,124,405	$1,195,325	$1,111,577
1/31/17	$1,174,039	$1,145,730	$1,186,790	$1,115,957
2/28/17	$1,186,248	$1,191,223	$1,203,963	$1,137,495
3/31/17	$1,185,774	$1,192,612	$1,193,765	$1,138,985
4/30/17	$1,203,152	$1,204,860	$1,198,469	$1,151,479
5/31/17	$1,167,374	$1,221,816	$1,161,148	$1,128,058
6/30/17	$1,200,216	$1,229,442	$1,201,765	$1,167,055
7/31/17	$1,209,528	$1,254,723	$1,209,372	$1,175,726
8/31/17	$1,185,731	$1,258,564	$1,179,646	$1,160,771
9/30/17	$1,275,004	$1,284,525	$1,263,165	$1,233,215
10/31/17	$1,286,518	$1,314,500	$1,264,820	$1,243,722
11/30/17	$1,332,578	$1,354,816	$1,301,424	$1,279,566
12/31/17	$1,326,513	$1,369,880	$1,289,008	$1,274,397
1/31/18	$1,345,479	$1,448,311	$1,304,889	$1,307,696
2/28/18	$1,280,771	$1,394,930	$1,239,644	$1,257,062
3/31/18	$1,308,554	$1,359,480	$1,254,979	$1,273,316
4/30/18	$1,326,587	$1,364,697	$1,276,727	$1,284,330
5/31/18	$1,399,848	$1,397,561	$1,350,995	$1,362,289
6/30/18	$1,425,320	$1,406,163	$1,359,182	$1,372,057
7/31/18	$1,453,758	$1,458,492	$1,383,185	$1,395,972
8/31/18	$1,491,297	$1,506,017	$1,416,132	$1,456,152
9/30/18	$1,457,088	$1,514,589	$1,380,998	$1,421,132
10/31/18	$1,322,852	$1,411,067	$1,257,357	$1,266,768
11/30/18	$1,333,178	$1,439,822	$1,277,626	$1,286,897
12/31/18	$1,163,538	$1,309,819	$1,123,186	$1,134,027
1/31/19	$1,294,203	$1,414,783	$1,246,041	$1,261,605
2/28/19	$1,343,980	$1,460,209	$1,294,474	$1,327,196
3/31/19	$1,303,703	$1,488,583	$1,257,154	$1,299,418
4/30/19	$1,350,040	$1,548,856	$1,304,700	$1,343,559
5/31/19	$1,223,552	$1,450,428	$1,198,132	$1,239,070
6/30/19	$1,313,741	$1,552,649	$1,274,441	$1,326,648
7/31/19	$1,330,100	$1,574,964	$1,276,493	$1,334,289
8/31/19	$1,247,047	$1,550,016	$1,205,252	$1,268,415
9/30/19	$1,308,326	$1,579,018	$1,267,142	$1,294,811
10/31/19	$1,338,664	$1,613,219	$1,297,832	$1,328,916
11/30/19	$1,371,530	$1,671,777	$1,328,214	$1,383,615
12/31/19	$1,414,056	$1,722,235	$1,374,715	$1,423,504
1/31/20	$1,360,357	$1,721,559	$1,300,563	$1,377,852
2/29/20	$1,210,769	$1,579,842	$1,174,187	$1,261,865
3/31/20	$845,109	$1,384,711	$884,492	$987,712
4/30/20	$976,798	$1,562,223	$993,603	$1,123,374
5/31/20	$1,039,446	$1,636,628	$1,022,119	$1,196,472
6/30/20	$1,084,124	$1,669,176	$1,051,709	$1,238,768
7/31/20	$1,132,667	$1,763,293	$1,073,406	$1,273,057
8/31/20	$1,202,784	$1,890,039	$1,131,230	$1,344,781
9/30/20	$1,139,402	$1,818,224	$1,078,594	$1,299,865
10/31/20	$1,163,494	$1,769,870	$1,117,176	$1,327,084
11/30/20	$1,424,253	$1,963,607	$1,332,869	$1,571,692
12/31/20	$1,559,975	$2,039,105	$1,438,445	$1,707,644
1/31/21	$1,698,260	$2,018,518	$1,514,122	$1,793,572
2/28/21	$1,873,834	$2,074,179	$1,656,373	$1,905,366
3/31/21	$1,953,517	$2,165,019	$1,742,936	$1,924,495
4/30/21	$1,985,659	$2,280,563	$1,778,195	$1,964,910
5/31/21	$2,132,083	$2,296,491	$1,833,533	$1,968,958
6/30/21	$2,218,015	$2,350,103	$1,822,421	$2,007,096
7/31/21	$2,056,705	$2,405,929	$1,757,197	$1,934,620
8/31/21	$2,100,873	$2,479,083	$1,804,255	$1,977,898
9/30/21	$2,118,439	$2,363,781	$1,768,115	$1,919,589
10/31/21	$2,196,101	$2,529,392	$1,835,534	$2,001,248
11/30/21	$2,077,451	$2,511,866	$1,772,832	$1,917,856
12/31/21	$2,150,526	$2,624,438	$1,845,128	$1,960,701
1/31/22	$2,115,189	$2,488,631	$1,737,557	$1,771,945
2/28/22	$2,175,767	$2,414,118	$1,766,313	$1,790,851
3/31/22	$2,222,931	$2,503,753	$1,800,880	$1,813,147
4/30/22	$2,087,138	$2,285,421	$1,661,114	$1,633,446
5/31/22	$2,104,791	$2,289,614	$1,692,991	$1,635,913
6/30/22	$1,798,078	$2,100,621	$1,525,740	$1,501,375
7/31/22	$1,979,814	$2,294,307	$1,673,462	$1,658,119
8/31/22	$1,934,380	$2,200,741	$1,620,548	$1,624,194
9/30/22	$1,681,857	$1,998,056	$1,455,414	$1,468,531
10/31/22	$1,960,541	$2,159,821	$1,638,636	$1,630,202
11/30/22	$2,041,360	$2,280,521	$1,688,696	$1,668,283
12/31/22	$1,881,933	$2,149,130	$1,577,901	$1,560,012
1/31/23	$2,062,644	$2,284,168	$1,728,480	$1,712,066
2/28/23	$1,958,170	$2,228,437	$1,688,621	$1,683,149
3/31/23	$1,857,932	$2,310,252	$1,567,530	$1,602,728
4/30/23	$1,795,813	$2,346,311	$1,528,436	$1,573,911
5/31/23	$1,740,753	$2,356,510	$1,498,371	$1,559,368
6/30/23	$1,932,758	$2,512,217	$1,617,402	$1,686,145
7/31/23	$2,071,114	$2,592,922	$1,739,451	$1,789,253
8/31/23	$2,011,819	$2,551,639	$1,655,784	$1,699,736
9/30/23	$1,975,112	$2,429,982	$1,569,550	$1,599,673
10/31/23	$1,869,227	$2,378,888	$1,475,927	$1,490,575
11/30/23	$2,007,583	$2,596,140	$1,608,775	$1,625,487
12/31/23	$2,221,141	$2,714,085	$1,809,003	$1,824,089
1/31/24	$2,211,052	$2,759,693	$1,726,838	$1,753,150
2/29/24	$2,340,775	$2,907,048	$1,783,323	$1,852,273
3/31/24	$2,472,651	$3,000,582	$1,861,486	$1,918,585
4/30/24	$2,334,953	$2,878,024	$1,742,872	$1,783,555
5/31/24	$2,463,767	$3,020,730	$1,824,386	$1,873,036
6/30/24	$2,416,967	$3,129,120	$1,793,645	$1,855,710
7/31/24	$2,627,072	$3,167,209	$2,012,237	$2,044,250
8/31/24	$2,592,307	$3,244,035	$1,974,467	$2,013,709
9/30/24	$2,653,109	$3,313,318	$1,975,731	$2,027,785
10/31/24	$2,620,773	$3,283,271	$1,944,831	$1,998,504
11/30/24	$2,925,658	$3,476,003	$2,132,429	$2,217,720
12/31/24	$2,731,755	$3,393,141	$1,954,734	$2,034,558
1/31/25	$2,842,968	$3,487,632	$1,994,884	$2,087,904
2/28/25	$2,658,136	$3,442,124	$1,918,520	$1,976,222
3/31/25	$2,546,128	$3,248,180	$1,803,389	$1,841,701

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.97%	24.68%	9.80%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 185,355,000
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,121,000
InvestmentCompanyPortfolioTurnover	623.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000100908
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	I-2
Trading Symbol	PCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to the RAE US Small Model Portfolio contributed to performance relative to the Russell 2000 Value Index (the "Index"). Highlights of the drivers include:

  Overweight exposure to, and selection in, the consumer staples sector contributed to relative performance, as the sector and the Fund’s holdings outperformed the Index.

  Selection in the industrials sector contributed to relative performance, as the Fund’s holdings outperformed the Index.

  Overweight exposure to, and selection in, the consumer discretionary sector detracted from relative performance, as the sector and Fund’s holdings underperformed the Index.

  Underweight exposure to the financials sector detracted from relative performance, as the sector outperformed the Index.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$984,653	$1,009,593	$978,641	$974,500
5/31/15	$994,346	$1,022,576	$986,753	$996,748
6/30/15	$997,769	$1,002,781	$988,042	$1,004,213
7/31/15	$979,020	$1,023,790	$960,788	$992,545
8/31/15	$916,252	$962,021	$913,604	$930,173
9/30/15	$853,941	$938,217	$881,978	$884,539
10/31/15	$911,036	$1,017,360	$931,359	$934,374
11/30/15	$934,205	$1,020,385	$957,835	$964,769
12/31/15	$885,843	$1,004,292	$907,344	$916,328
1/31/16	$817,701	$954,455	$846,389	$835,755
2/29/16	$819,735	$953,167	$852,162	$835,722
3/31/16	$896,013	$1,017,828	$922,794	$902,421
4/30/16	$919,405	$1,021,774	$942,338	$916,580
5/31/16	$922,456	$1,040,123	$959,612	$937,221
6/30/16	$937,712	$1,042,818	$962,529	$936,630
7/31/16	$996,700	$1,081,265	$1,014,457	$992,557
8/31/16	$1,012,973	$1,082,784	$1,039,666	$1,010,105
9/30/16	$1,027,211	$1,082,988	$1,047,859	$1,021,358
10/31/16	$999,751	$1,063,233	$1,013,416	$972,802
11/30/16	$1,122,813	$1,102,610	$1,147,927	$1,081,279
12/31/16	$1,171,631	$1,124,405	$1,195,325	$1,111,577
1/31/17	$1,171,631	$1,145,730	$1,186,790	$1,115,957
2/28/17	$1,183,836	$1,191,223	$1,203,963	$1,137,495
3/31/17	$1,182,769	$1,192,612	$1,193,765	$1,138,985
4/30/17	$1,200,147	$1,204,860	$1,198,469	$1,151,479
5/31/17	$1,164,368	$1,221,816	$1,161,148	$1,128,058
6/30/17	$1,196,891	$1,229,442	$1,201,765	$1,167,055
7/31/17	$1,206,202	$1,254,723	$1,209,372	$1,175,726
8/31/17	$1,182,409	$1,258,564	$1,179,646	$1,160,771
9/30/17	$1,271,109	$1,284,525	$1,263,165	$1,233,215
10/31/17	$1,282,617	$1,314,500	$1,264,820	$1,243,722
11/30/17	$1,328,649	$1,354,816	$1,301,424	$1,279,566
12/31/17	$1,322,269	$1,369,880	$1,289,008	$1,274,397
1/31/18	$1,341,223	$1,448,311	$1,304,889	$1,307,696
2/28/18	$1,276,558	$1,394,930	$1,239,644	$1,257,062
3/31/18	$1,304,121	$1,359,480	$1,254,979	$1,273,316
4/30/18	$1,322,140	$1,364,697	$1,276,727	$1,284,330
5/31/18	$1,395,342	$1,397,561	$1,350,995	$1,362,289
6/30/18	$1,419,635	$1,406,163	$1,359,182	$1,372,057
7/31/18	$1,449,187	$1,458,492	$1,383,185	$1,395,972
8/31/18	$1,485,558	$1,506,017	$1,416,132	$1,456,152
9/30/18	$1,451,099	$1,514,589	$1,380,998	$1,421,132
10/31/18	$1,316,992	$1,411,067	$1,257,357	$1,266,768
11/30/18	$1,328,454	$1,439,822	$1,277,626	$1,286,897
12/31/18	$1,159,741	$1,309,819	$1,123,186	$1,134,027
1/31/19	$1,289,016	$1,414,783	$1,246,041	$1,261,605
2/28/19	$1,338,737	$1,460,209	$1,294,474	$1,327,196
3/31/19	$1,298,134	$1,488,583	$1,257,154	$1,299,418
4/30/19	$1,344,406	$1,548,856	$1,304,700	$1,343,559
5/31/19	$1,218,095	$1,450,428	$1,198,132	$1,239,070
6/30/19	$1,307,860	$1,552,649	$1,274,441	$1,326,648
7/31/19	$1,324,193	$1,574,964	$1,276,493	$1,334,289
8/31/19	$1,241,274	$1,550,016	$1,205,252	$1,268,415
9/30/19	$1,302,118	$1,579,018	$1,267,142	$1,294,811
10/31/19	$1,332,400	$1,613,219	$1,297,832	$1,328,916
11/30/19	$1,365,205	$1,671,777	$1,328,214	$1,383,615
12/31/19	$1,407,352	$1,722,235	$1,374,715	$1,423,504
1/31/20	$1,353,763	$1,721,559	$1,300,563	$1,377,852
2/29/20	$1,204,479	$1,579,842	$1,174,187	$1,261,865
3/31/20	$840,839	$1,384,711	$884,492	$987,712
4/30/20	$972,260	$1,562,223	$993,603	$1,123,374
5/31/20	$1,034,780	$1,636,628	$1,022,119	$1,196,472
6/30/20	$1,078,224	$1,669,176	$1,051,709	$1,238,768
7/31/20	$1,126,684	$1,763,293	$1,073,406	$1,273,057
8/31/20	$1,196,681	$1,890,039	$1,131,230	$1,344,781
9/30/20	$1,132,960	$1,818,224	$1,078,594	$1,299,865
10/31/20	$1,157,005	$1,769,870	$1,117,176	$1,327,084
11/30/20	$1,415,846	$1,963,607	$1,332,869	$1,571,692
12/31/20	$1,549,535	$2,039,105	$1,438,445	$1,707,644
1/31/21	$1,689,133	$2,018,518	$1,514,122	$1,793,572
2/28/21	$1,862,855	$2,074,179	$1,656,373	$1,905,366
3/31/21	$1,941,041	$2,165,019	$1,742,936	$1,924,495
4/30/21	$1,973,154	$2,280,563	$1,778,195	$1,964,910
5/31/21	$2,119,446	$2,296,491	$1,833,533	$1,968,958
6/30/21	$2,205,214	$2,350,103	$1,822,421	$2,007,096
7/31/21	$2,042,078	$2,405,929	$1,757,197	$1,934,620
8/31/21	$2,086,221	$2,479,083	$1,804,255	$1,977,898
9/30/21	$2,103,986	$2,363,781	$1,768,115	$1,919,589
10/31/21	$2,181,672	$2,529,392	$1,835,534	$2,001,248
11/30/21	$2,062,985	$2,511,866	$1,772,832	$1,917,856
12/31/21	$2,135,926	$2,624,438	$1,845,128	$1,960,701
1/31/22	$2,100,243	$2,488,631	$1,737,557	$1,771,945
2/28/22	$2,161,415	$2,414,118	$1,766,313	$1,790,851
3/31/22	$2,207,315	$2,503,753	$1,800,880	$1,813,147
4/30/22	$2,072,790	$2,285,421	$1,661,114	$1,633,446
5/31/22	$2,089,262	$2,289,614	$1,692,991	$1,635,913
6/30/22	$1,785,596	$2,100,621	$1,525,740	$1,501,375
7/31/22	$1,965,129	$2,294,307	$1,673,462	$1,658,119
8/31/22	$1,920,594	$2,200,741	$1,620,548	$1,624,194
9/30/22	$1,669,032	$1,998,056	$1,455,414	$1,468,531
10/31/22	$1,945,091	$2,159,821	$1,638,636	$1,630,202
11/30/22	$2,025,373	$2,280,521	$1,688,696	$1,668,283
12/31/22	$1,867,033	$2,149,130	$1,577,901	$1,560,012
1/31/23	$2,046,885	$2,284,168	$1,728,480	$1,712,066
2/28/23	$1,942,685	$2,228,437	$1,688,621	$1,683,149
3/31/23	$1,842,768	$2,310,252	$1,567,530	$1,602,728
4/30/23	$1,781,390	$2,346,311	$1,528,436	$1,573,911
5/31/23	$1,727,149	$2,356,510	$1,498,371	$1,559,368
6/30/23	$1,916,992	$2,512,217	$1,617,402	$1,686,145
7/31/23	$2,054,022	$2,592,922	$1,739,451	$1,789,253
8/31/23	$1,995,499	$2,551,639	$1,655,784	$1,699,736
9/30/23	$1,958,387	$2,429,982	$1,569,550	$1,599,673
10/31/23	$1,852,760	$2,378,888	$1,475,927	$1,490,575
11/30/23	$1,991,217	$2,596,140	$1,608,775	$1,625,487
12/31/23	$2,201,854	$2,714,085	$1,809,003	$1,824,089
1/31/24	$2,193,116	$2,759,693	$1,726,838	$1,753,150
2/29/24	$2,319,810	$2,907,048	$1,783,323	$1,852,273
3/31/24	$2,451,040	$3,000,582	$1,861,486	$1,918,585
4/30/24	$2,313,374	$2,878,024	$1,742,872	$1,783,555
5/31/24	$2,440,565	$3,020,730	$1,824,386	$1,873,036
6/30/24	$2,395,802	$3,129,120	$1,793,645	$1,855,710
7/31/24	$2,602,073	$3,167,209	$2,012,237	$2,044,250
8/31/24	$2,568,459	$3,244,035	$1,974,467	$2,013,709
9/30/24	$2,628,363	$3,313,318	$1,975,731	$2,027,785
10/31/24	$2,597,221	$3,283,271	$1,944,831	$1,998,504
11/30/24	$2,897,739	$3,476,003	$2,132,429	$2,217,720
12/31/24	$2,705,753	$3,393,141	$1,954,734	$2,034,558
1/31/25	$2,815,060	$3,487,632	$1,994,884	$2,087,904
2/28/25	$2,632,881	$3,442,124	$1,918,520	$1,976,222
3/31/25	$2,521,916	$3,248,180	$1,803,389	$1,841,701

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.89%	24.57%	9.69%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	(3.12%)	15.31%	6.07%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 185,355,000
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 1,121,000
InvestmentCompanyPortfolioTurnover	623.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$185,355
# of Portfolio Holdings	1,056
Portfolio Turnover Rate	623%
Total Net Advisory Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	54.0%
Asset-Backed Securities	31.1%
Non-Agency Mortgage-Backed Securities	10.4%
Sovereign Issues	8.0%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.5%
Common Stocks	1.1%
Short-Term Instruments	20.6%
Affiliated Investments	9.0%
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000148264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class A
Trading Symbol	PWLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$185	1.72%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,451	$10,000	$10,000
4/30/15	$9,650	$10,290	$10,002
5/31/15	$9,599	$10,277	$10,005
6/30/15	$9,316	$10,035	$10,007
7/31/15	$9,506	$10,122	$10,009
8/31/15	$8,893	$9,428	$10,012
9/30/15	$8,601	$9,087	$10,014
10/31/15	$8,960	$9,800	$10,017
11/30/15	$8,830	$9,719	$10,019
12/31/15	$8,860	$9,543	$10,022
1/31/16	$8,917	$8,968	$10,027
2/29/16	$8,815	$8,906	$10,032
3/31/16	$9,248	$9,566	$10,037
4/30/16	$9,394	$9,707	$10,043
5/31/16	$9,371	$9,720	$10,048
6/30/16	$9,815	$9,661	$10,053
7/31/16	$9,852	$10,077	$10,058
8/31/16	$9,660	$10,111	$10,064
9/30/16	$9,708	$10,173	$10,069
10/31/16	$9,705	$10,000	$10,076
11/30/16	$9,612	$10,076	$10,083
12/31/16	$10,021	$10,294	$10,090
1/31/17	$9,986	$10,575	$10,099
2/28/17	$10,272	$10,872	$10,107
3/31/17	$10,309	$11,005	$10,115
4/30/17	$10,193	$11,177	$10,125
5/31/17	$10,498	$11,423	$10,135
6/30/17	$10,393	$11,475	$10,144
7/31/17	$10,484	$11,796	$10,155
8/31/17	$10,512	$11,841	$10,166
9/30/17	$10,636	$12,070	$10,177
10/31/17	$10,791	$12,321	$10,189
11/30/17	$10,999	$12,559	$10,200
12/31/17	$11,159	$12,762	$10,211
1/31/18	$11,292	$13,482	$10,226
2/28/18	$10,799	$12,915	$10,240
3/31/18	$10,818	$12,639	$10,255
4/30/18	$11,144	$12,760	$10,274
5/31/18	$11,061	$12,776	$10,294
6/30/18	$11,182	$12,706	$10,314
7/31/18	$11,508	$13,090	$10,334
8/31/18	$11,538	$13,192	$10,354
9/30/18	$11,807	$13,250	$10,374
10/31/18	$11,496	$12,257	$10,395
11/30/18	$11,663	$12,436	$10,415
12/31/18	$11,157	$11,560	$10,436
1/31/19	$11,472	$12,473	$10,460
2/28/19	$11,650	$12,807	$10,485
3/31/19	$11,738	$12,968	$10,509
4/30/19	$11,677	$13,406	$10,532
5/31/19	$11,512	$12,610	$10,555
6/30/19	$11,818	$13,436	$10,578
7/31/19	$11,849	$13,475	$10,598
8/31/19	$11,730	$13,156	$10,619
9/30/19	$12,035	$13,433	$10,639
10/31/19	$11,988	$13,800	$10,658
11/30/19	$12,023	$14,137	$10,677
12/31/19	$12,180	$14,635	$10,696
1/31/20	$12,083	$14,473	$10,713
2/29/20	$11,208	$13,304	$10,730
3/31/20	$9,944	$11,508	$10,748
4/30/20	$10,442	$12,741	$10,761
5/31/20	$10,478	$13,295	$10,774
6/30/20	$10,218	$13,720	$10,787
7/31/20	$10,218	$14,446	$10,789
8/31/20	$10,372	$15,330	$10,792
9/30/20	$10,260	$14,835	$10,795
10/31/20	$10,000	$14,475	$10,797
11/30/20	$10,495	$16,259	$10,799
12/31/20	$10,612	$17,014	$10,801
1/31/21	$10,534	$16,937	$10,803
2/28/21	$10,560	$17,329	$10,805
3/31/21	$11,266	$17,792	$10,808
4/30/21	$11,345	$18,570	$10,810
5/31/21	$11,597	$18,859	$10,811
6/30/21	$11,578	$19,107	$10,813
7/31/21	$11,686	$19,239	$10,815
8/31/21	$11,847	$19,720	$10,816
9/30/21	$11,799	$18,906	$10,817
10/31/21	$11,743	$19,871	$10,818
11/30/21	$11,520	$19,392	$10,820
12/31/21	$12,167	$20,168	$10,821
1/31/22	$12,386	$19,177	$10,823
2/28/22	$12,211	$18,682	$10,825
3/31/22	$12,372	$19,087	$10,827
4/30/22	$12,631	$17,559	$10,836
5/31/22	$12,706	$17,579	$10,845
6/30/22	$12,328	$16,098	$10,854
7/31/22	$12,266	$17,222	$10,869
8/31/22	$12,095	$16,588	$10,890
9/30/22	$11,655	$15,000	$10,912
10/31/22	$12,319	$15,905	$10,941
11/30/22	$12,556	$17,139	$10,975
12/31/22	$12,644	$16,464	$11,013
1/31/23	$12,527	$17,644	$11,054
2/28/23	$12,460	$17,139	$11,093
3/31/23	$12,477	$17,667	$11,137
4/30/23	$12,962	$17,921	$11,182
5/31/23	$12,410	$17,729	$11,230
6/30/23	$12,690	$18,758	$11,278
7/31/23	$12,724	$19,445	$11,327
8/31/23	$12,791	$18,902	$11,379
9/30/23	$12,886	$18,120	$11,429
10/31/23	$12,802	$17,575	$11,482
11/30/23	$12,953	$19,197	$11,533
12/31/23	$13,108	$20,120	$11,586
1/31/24	$13,655	$20,237	$11,639
2/29/24	$13,708	$21,106	$11,689
3/31/24	$14,079	$21,769	$11,742
4/30/24	$13,761	$21,050	$11,795
5/31/24	$13,920	$21,905	$11,849
6/30/24	$13,852	$22,393	$11,898
7/31/24	$14,643	$22,754	$11,956
8/31/24	$14,948	$23,332	$12,011
9/30/24	$15,009	$23,874	$12,063
10/31/24	$14,843	$23,338	$12,114
11/30/24	$15,230	$24,211	$12,161
12/31/24	$14,892	$23,638	$12,208
1/31/25	$15,252	$24,432	$12,254
2/28/25	$15,812	$24,284	$12,295
3/31/25	$16,148	$23,325	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.70%	10.18%	5.50%
Class A (including sales charge)	8.45%	8.93%	4.91%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 483,875,000
Holdings Count | Holding	1,179
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	576.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000148265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class C
Trading Symbol	PWLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.47%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,204	$10,290	$10,002
5/31/15	$10,143	$10,277	$10,005
6/30/15	$9,838	$10,035	$10,007
7/31/15	$10,033	$10,122	$10,009
8/31/15	$9,380	$9,428	$10,012
9/30/15	$9,066	$9,087	$10,014
10/31/15	$9,439	$9,800	$10,017
11/30/15	$9,296	$9,719	$10,019
12/31/15	$9,321	$9,543	$10,022
1/31/16	$9,375	$8,968	$10,027
2/29/16	$9,262	$8,906	$10,032
3/31/16	$9,712	$9,566	$10,037
4/30/16	$9,859	$9,707	$10,043
5/31/16	$9,828	$9,720	$10,048
6/30/16	$10,288	$9,661	$10,053
7/31/16	$10,320	$10,077	$10,058
8/31/16	$10,112	$10,111	$10,064
9/30/16	$10,157	$10,173	$10,069
10/31/16	$10,147	$10,000	$10,076
11/30/16	$10,044	$10,076	$10,083
12/31/16	$10,464	$10,294	$10,090
1/31/17	$10,422	$10,575	$10,099
2/28/17	$10,713	$10,872	$10,107
3/31/17	$10,745	$11,005	$10,115
4/30/17	$10,617	$11,177	$10,125
5/31/17	$10,928	$11,423	$10,135
6/30/17	$10,813	$11,475	$10,144
7/31/17	$10,900	$11,796	$10,155
8/31/17	$10,922	$11,841	$10,166
9/30/17	$11,044	$12,070	$10,177
10/31/17	$11,198	$12,321	$10,189
11/30/17	$11,407	$12,559	$10,200
12/31/17	$11,566	$12,762	$10,211
1/31/18	$11,696	$13,482	$10,226
2/28/18	$11,179	$12,915	$10,240
3/31/18	$11,192	$12,639	$10,255
4/30/18	$11,522	$12,760	$10,274
5/31/18	$11,429	$12,776	$10,294
6/30/18	$11,547	$12,706	$10,314
7/31/18	$11,876	$13,090	$10,334
8/31/18	$11,899	$13,192	$10,354
9/30/18	$12,169	$13,250	$10,374
10/31/18	$11,841	$12,257	$10,395
11/30/18	$12,006	$12,436	$10,415
12/31/18	$11,478	$11,560	$10,436
1/31/19	$11,794	$12,473	$10,460
2/28/19	$11,971	$12,807	$10,485
3/31/19	$12,053	$12,968	$10,509
4/30/19	$11,983	$13,406	$10,532
5/31/19	$11,807	$12,610	$10,555
6/30/19	$12,113	$13,436	$10,578
7/31/19	$12,137	$13,475	$10,598
8/31/19	$11,997	$13,156	$10,619
9/30/19	$12,307	$13,433	$10,639
10/31/19	$12,259	$13,800	$10,658
11/30/19	$12,295	$14,137	$10,677
12/31/19	$12,450	$14,635	$10,696
1/31/20	$12,338	$14,473	$10,713
2/29/20	$11,433	$13,304	$10,730
3/31/20	$10,143	$11,508	$10,748
4/30/20	$10,652	$12,741	$10,761
5/31/20	$10,677	$13,295	$10,774
6/30/20	$10,409	$13,720	$10,787
7/31/20	$10,396	$14,446	$10,789
8/31/20	$10,553	$15,330	$10,792
9/30/20	$10,431	$14,835	$10,795
10/31/20	$10,153	$14,475	$10,797
11/30/20	$10,657	$16,259	$10,799
12/31/20	$10,763	$17,014	$10,801
1/31/21	$10,670	$16,937	$10,803
2/28/21	$10,710	$17,329	$10,805
3/31/21	$11,405	$17,792	$10,808
4/30/21	$11,472	$18,570	$10,810
5/31/21	$11,726	$18,859	$10,811
6/30/21	$11,705	$19,107	$10,813
7/31/21	$11,800	$19,239	$10,815
8/31/21	$11,949	$19,720	$10,816
9/30/21	$11,904	$18,906	$10,817
10/31/21	$11,848	$19,871	$10,818
11/30/21	$11,595	$19,392	$10,820
12/31/21	$12,243	$20,168	$10,821
1/31/22	$12,463	$19,177	$10,823
2/28/22	$12,272	$18,682	$10,825
3/31/22	$12,422	$19,087	$10,827
4/30/22	$12,680	$17,559	$10,836
5/31/22	$12,757	$17,579	$10,845
6/30/22	$12,374	$16,098	$10,854
7/31/22	$12,296	$17,222	$10,869
8/31/22	$12,109	$16,588	$10,890
9/30/22	$11,660	$15,000	$10,912
10/31/22	$12,323	$15,905	$10,941
11/30/22	$12,544	$17,139	$10,975
12/31/22	$12,630	$16,464	$11,013
1/31/23	$12,514	$17,644	$11,054
2/28/23	$12,430	$17,139	$11,093
3/31/23	$12,447	$17,667	$11,137
4/30/23	$12,930	$17,921	$11,182
5/31/23	$12,364	$17,729	$11,230
6/30/23	$12,630	$18,758	$11,278
7/31/23	$12,647	$19,445	$11,327
8/31/23	$12,713	$18,902	$11,379
9/30/23	$12,796	$18,120	$11,429
10/31/23	$12,713	$17,575	$11,482
11/30/23	$12,863	$19,197	$11,533
12/31/23	$13,015	$20,120	$11,586
1/31/24	$13,539	$20,237	$11,639
2/29/24	$13,574	$21,106	$11,689
3/31/24	$13,924	$21,769	$11,742
4/30/24	$13,609	$21,050	$11,795
5/31/24	$13,766	$21,905	$11,849
6/30/24	$13,692	$22,393	$11,898
7/31/24	$14,455	$22,754	$11,956
8/31/24	$14,740	$23,332	$12,011
9/30/24	$14,805	$23,874	$12,063
10/31/24	$14,623	$23,338	$12,114
11/30/24	$15,004	$24,211	$12,161
12/31/24	$14,646	$23,638	$12,208
1/31/25	$15,000	$24,432	$12,254
2/28/25	$15,531	$24,284	$12,295
3/31/25	$15,873	$23,325	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	14.00%	9.37%	4.73%
Class C (including sales charge)	13.00%	9.37%	4.73%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 483,875,000
Holdings Count | Holding	1,179
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	576.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000213842
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	I-2
Trading Symbol	PWLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$153	1.42%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,021,301	$1,029,017	$1,000,229
5/31/15	$1,016,123	$1,027,675	$1,000,460
6/30/15	$986,386	$1,003,480	$1,000,689
7/31/15	$1,006,808	$1,012,195	$1,000,924
8/31/15	$942,133	$942,809	$1,001,159
9/30/15	$911,453	$908,652	$1,001,394
10/31/15	$949,739	$979,964	$1,001,666
11/30/15	$936,183	$971,873	$1,001,940
12/31/15	$939,596	$954,348	$1,002,212
1/31/16	$945,831	$896,791	$1,002,719
2/29/16	$935,236	$890,617	$1,003,226
3/31/16	$981,443	$956,620	$1,003,732
4/30/16	$997,140	$970,742	$1,004,260
5/31/16	$994,952	$971,968	$1,004,788
6/30/16	$1,042,406	$966,080	$1,005,317
7/31/16	$1,046,537	$1,007,715	$1,005,845
8/31/16	$1,026,405	$1,011,104	$1,006,374
9/30/16	$1,031,814	$1,017,300	$1,006,904
10/31/16	$1,031,727	$1,000,035	$1,007,607
11/30/16	$1,022,120	$1,007,633	$1,008,310
12/31/16	$1,065,811	$1,029,401	$1,009,013
1/31/17	$1,062,434	$1,057,548	$1,009,853
2/28/17	$1,093,019	$1,087,214	$1,010,693
3/31/17	$1,097,307	$1,100,514	$1,011,533
4/30/17	$1,085,171	$1,117,665	$1,012,501
5/31/17	$1,117,928	$1,142,346	$1,013,468
6/30/17	$1,107,094	$1,147,541	$1,014,436
7/31/17	$1,117,014	$1,179,610	$1,015,532
8/31/17	$1,120,256	$1,184,130	$1,016,629
9/30/17	$1,133,752	$1,207,008	$1,017,727
10/31/17	$1,150,576	$1,232,071	$1,018,858
11/30/17	$1,173,042	$1,255,922	$1,019,989
12/31/17	$1,190,418	$1,276,170	$1,021,122
1/31/18	$1,204,892	$1,348,166	$1,022,563
2/28/18	$1,152,575	$1,291,546	$1,024,006
3/31/18	$1,154,906	$1,263,898	$1,025,451
4/30/18	$1,190,028	$1,275,968	$1,027,418
5/31/18	$1,181,427	$1,277,561	$1,029,389
6/30/18	$1,194,685	$1,270,643	$1,031,364
7/31/18	$1,229,792	$1,308,960	$1,033,370
8/31/18	$1,233,329	$1,319,244	$1,035,380
9/30/18	$1,262,387	$1,324,986	$1,037,394
10/31/18	$1,229,445	$1,225,693	$1,039,457
11/30/18	$1,247,584	$1,243,620	$1,041,524
12/31/18	$1,193,793	$1,156,026	$1,043,595
1/31/19	$1,227,799	$1,247,305	$1,046,033
2/28/19	$1,247,193	$1,280,667	$1,048,476
3/31/19	$1,256,907	$1,296,772	$1,050,925
4/30/19	$1,250,662	$1,340,558	$1,053,203
5/31/19	$1,233,356	$1,261,038	$1,055,486
6/30/19	$1,266,430	$1,343,610	$1,057,774
7/31/19	$1,270,076	$1,347,548	$1,059,827
8/31/19	$1,257,483	$1,315,580	$1,061,885
9/30/19	$1,290,358	$1,343,262	$1,063,947
10/31/19	$1,285,288	$1,380,026	$1,065,813
11/30/19	$1,290,358	$1,413,715	$1,067,682
12/31/19	$1,307,780	$1,463,498	$1,069,554
1/31/20	$1,298,662	$1,447,332	$1,071,288
2/29/20	$1,203,574	$1,330,432	$1,073,023
3/31/20	$1,068,107	$1,150,819	$1,074,762
4/30/20	$1,122,815	$1,274,100	$1,076,061
5/31/20	$1,126,723	$1,329,513	$1,077,361
6/30/20	$1,099,459	$1,371,994	$1,078,663
7/31/20	$1,099,459	$1,444,554	$1,078,940
8/31/20	$1,115,910	$1,532,968	$1,079,217
9/30/20	$1,104,839	$1,483,540	$1,079,494
10/31/20	$1,076,869	$1,447,478	$1,079,692
11/30/20	$1,131,411	$1,625,898	$1,079,890
12/31/20	$1,142,600	$1,701,387	$1,080,089
1/31/21	$1,134,208	$1,693,650	$1,080,317
2/28/21	$1,138,404	$1,732,880	$1,080,546
3/31/21	$1,215,268	$1,779,165	$1,080,774
4/30/21	$1,223,796	$1,856,954	$1,080,957
5/31/21	$1,250,802	$1,885,853	$1,081,139
6/30/21	$1,249,406	$1,910,706	$1,081,321
7/31/21	$1,260,961	$1,923,871	$1,081,454
8/31/21	$1,278,294	$1,972,023	$1,081,587
9/30/21	$1,274,303	$1,890,559	$1,081,719
10/31/21	$1,268,299	$1,987,061	$1,081,838
11/30/21	$1,244,284	$1,939,212	$1,081,957
12/31/21	$1,314,825	$2,016,780	$1,082,075
1/31/22	$1,338,360	$1,917,731	$1,082,277
2/28/22	$1,319,532	$1,868,202	$1,082,479
3/31/22	$1,337,690	$1,908,665	$1,082,681
4/30/22	$1,365,456	$1,755,892	$1,083,588
5/31/22	$1,373,623	$1,757,946	$1,084,497
6/30/22	$1,333,566	$1,609,758	$1,085,406
7/31/22	$1,328,540	$1,722,172	$1,086,882
8/31/22	$1,308,436	$1,658,770	$1,089,024
9/30/22	$1,261,752	$1,499,978	$1,091,245
10/31/22	$1,334,971	$1,590,496	$1,094,093
11/30/22	$1,360,512	$1,713,861	$1,097,463
12/31/22	$1,369,477	$1,646,419	$1,101,293
1/31/23	$1,358,666	$1,764,429	$1,105,379
2/28/23	$1,349,656	$1,713,861	$1,109,281
3/31/23	$1,353,260	$1,766,703	$1,113,695
4/30/23	$1,407,318	$1,792,095	$1,118,173
5/31/23	$1,347,854	$1,772,900	$1,123,014
6/30/23	$1,376,941	$1,875,838	$1,127,753
7/31/23	$1,380,550	$1,944,507	$1,132,705
8/31/23	$1,389,573	$1,890,171	$1,137,880
9/30/23	$1,398,579	$1,812,010	$1,142,922
10/31/23	$1,391,351	$1,757,529	$1,148,156
11/30/23	$1,407,614	$1,919,742	$1,153,254
12/31/23	$1,425,258	$2,011,955	$1,158,559
1/31/24	$1,484,247	$2,023,748	$1,163,888
2/29/24	$1,491,859	$2,110,595	$1,168,881
3/31/24	$1,529,916	$2,176,861	$1,174,247
4/30/24	$1,497,567	$2,105,039	$1,179,460
5/31/24	$1,514,693	$2,190,534	$1,184,862
6/30/24	$1,508,324	$2,239,321	$1,189,779
7/31/24	$1,593,628	$2,275,436	$1,195,621
8/31/24	$1,626,586	$2,333,224	$1,201,121
9/30/24	$1,636,220	$2,387,427	$1,206,310
10/31/24	$1,616,339	$2,333,837	$1,211,352
11/30/24	$1,660,078	$2,421,131	$1,216,089
12/31/24	$1,623,014	$2,363,818	$1,220,844
1/31/25	$1,661,914	$2,443,163	$1,225,398
2/28/25	$1,724,587	$2,428,445	$1,229,539
3/31/25	$1,762,128	$2,332,509	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	15.18%	10.53%	5.83%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 483,875,000
Holdings Count | Holding	1,179
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	576.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000148267
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Institutional Class
Trading Symbol	PWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.32%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s net long exposure to the RAE Low Volatility US Model Portfolio, RAE Low Volatility International Model Portfolio and the RAE Low Volatility Emerging Markets Model Portfolio (each, a “RAE Model Portfolio,” and collectively, the “RAE Model Portfolios”) contributed to performance. Highlights of the drivers include:

  Net long exposure to the RAE Model Portfolios contributed to performance, as the RAE Model Portfolios all had positive returns.

  Hedging non-U.S. currency risk in the Fund’s long/short equity strategy contributed to performance, as the U.S. dollar strengthened relative to most emerging market currencies and had higher interest rate levels than most developed market currencies.

  The Fund’s bond alpha strategy contributed to performance. Highlights of the drivers include:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI All Country World Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,021,385	$1,029,017	$1,000,229
5/31/15	$1,016,293	$1,027,675	$1,000,460
6/30/15	$986,633	$1,003,480	$1,000,689
7/31/15	$1,007,145	$1,012,195	$1,000,924
8/31/15	$942,532	$942,809	$1,001,159
9/30/15	$911,915	$908,652	$1,001,394
10/31/15	$950,300	$979,964	$1,001,666
11/30/15	$936,814	$971,873	$1,001,940
12/31/15	$940,308	$954,348	$1,002,212
1/31/16	$946,626	$896,791	$1,002,719
2/29/16	$936,096	$890,617	$1,003,226
3/31/16	$982,427	$956,620	$1,003,732
4/30/16	$998,222	$970,742	$1,004,260
5/31/16	$996,116	$971,968	$1,004,788
6/30/16	$1,043,708	$966,080	$1,005,317
7/31/16	$1,047,933	$1,007,715	$1,005,845
8/31/16	$1,027,862	$1,011,104	$1,006,374
9/30/16	$1,033,363	$1,017,300	$1,006,904
10/31/16	$1,033,363	$1,000,035	$1,007,607
11/30/16	$1,023,824	$1,007,633	$1,008,310
12/31/16	$1,067,677	$1,029,401	$1,009,013
1/31/17	$1,064,385	$1,057,548	$1,009,853
2/28/17	$1,095,109	$1,087,214	$1,010,693
3/31/17	$1,099,499	$1,100,514	$1,011,533
4/30/17	$1,087,428	$1,117,665	$1,012,501
5/31/17	$1,120,347	$1,142,346	$1,013,468
6/30/17	$1,109,582	$1,147,541	$1,014,436
7/31/17	$1,119,619	$1,179,610	$1,015,532
8/31/17	$1,122,964	$1,184,130	$1,016,629
9/30/17	$1,136,585	$1,207,008	$1,017,727
10/31/17	$1,153,549	$1,232,071	$1,018,858
11/30/17	$1,176,168	$1,255,922	$1,019,989
12/31/17	$1,193,690	$1,276,170	$1,021,122
1/31/18	$1,208,307	$1,348,166	$1,022,563
2/28/18	$1,155,931	$1,291,546	$1,024,006
3/31/18	$1,158,367	$1,263,898	$1,025,451
4/30/18	$1,193,690	$1,275,968	$1,027,418
5/31/18	$1,185,164	$1,277,561	$1,029,389
6/30/18	$1,198,562	$1,270,643	$1,031,364
7/31/18	$1,233,886	$1,308,960	$1,033,370
8/31/18	$1,237,540	$1,319,244	$1,035,380
9/30/18	$1,266,800	$1,324,986	$1,037,394
10/31/18	$1,233,849	$1,225,693	$1,039,457
11/30/18	$1,252,155	$1,243,620	$1,041,524
12/31/18	$1,198,271	$1,156,026	$1,043,595
1/31/19	$1,232,507	$1,247,305	$1,046,033
2/28/19	$1,252,070	$1,280,667	$1,048,476
3/31/19	$1,261,930	$1,296,772	$1,050,925
4/30/19	$1,255,762	$1,340,558	$1,053,203
5/31/19	$1,238,492	$1,261,038	$1,055,486
6/30/19	$1,271,807	$1,343,610	$1,057,774
7/31/19	$1,275,578	$1,347,548	$1,059,827
8/31/19	$1,261,754	$1,315,580	$1,061,885
9/30/19	$1,295,325	$1,343,262	$1,063,947
10/31/19	$1,291,508	$1,380,026	$1,065,813
11/30/19	$1,296,598	$1,413,715	$1,067,682
12/31/19	$1,314,451	$1,463,498	$1,069,554
1/31/20	$1,303,988	$1,447,332	$1,071,288
2/29/20	$1,209,818	$1,330,432	$1,073,023
3/31/20	$1,073,796	$1,150,819	$1,074,762
4/30/20	$1,128,728	$1,274,100	$1,076,061
5/31/20	$1,131,344	$1,329,513	$1,077,361
6/30/20	$1,104,208	$1,371,994	$1,078,663
7/31/20	$1,104,208	$1,444,554	$1,078,940
8/31/20	$1,122,107	$1,532,968	$1,079,217
9/30/20	$1,110,181	$1,483,540	$1,079,494
10/31/20	$1,082,076	$1,447,478	$1,079,692
11/30/20	$1,136,882	$1,625,898	$1,079,890
12/31/20	$1,149,530	$1,701,387	$1,080,089
1/31/21	$1,141,098	$1,693,650	$1,080,317
2/28/21	$1,145,314	$1,732,880	$1,080,546
3/31/21	$1,221,161	$1,779,165	$1,080,774
4/30/21	$1,229,740	$1,856,954	$1,080,957
5/31/21	$1,258,339	$1,885,853	$1,081,139
6/30/21	$1,257,171	$1,910,706	$1,081,321
7/31/21	$1,268,798	$1,923,871	$1,081,454
8/31/21	$1,286,239	$1,972,023	$1,081,587
9/30/21	$1,282,371	$1,890,559	$1,081,719
10/31/21	$1,276,329	$1,987,061	$1,081,838
11/30/21	$1,252,162	$1,939,212	$1,081,957
12/31/21	$1,323,641	$2,016,780	$1,082,075
1/31/22	$1,347,334	$1,917,731	$1,082,277
2/28/22	$1,328,380	$1,868,202	$1,082,479
3/31/22	$1,345,276	$1,908,665	$1,082,681
4/30/22	$1,374,878	$1,755,892	$1,083,588
5/31/22	$1,383,101	$1,757,946	$1,084,497
6/30/22	$1,342,887	$1,609,758	$1,085,406
7/31/22	$1,337,826	$1,722,172	$1,086,882
8/31/22	$1,317,582	$1,658,770	$1,089,024
9/30/22	$1,271,267	$1,499,978	$1,091,245
10/31/22	$1,345,038	$1,590,496	$1,094,093
11/30/22	$1,370,772	$1,713,861	$1,097,463
12/31/22	$1,380,361	$1,646,419	$1,101,293
1/31/23	$1,369,464	$1,764,429	$1,105,379
2/28/23	$1,360,383	$1,713,861	$1,109,281
3/31/23	$1,364,015	$1,766,703	$1,113,695
4/30/23	$1,416,687	$1,792,095	$1,118,173
5/31/23	$1,358,566	$1,772,900	$1,123,014
6/30/23	$1,388,185	$1,875,838	$1,127,753
7/31/23	$1,391,824	$1,944,507	$1,132,705
8/31/23	$1,400,921	$1,890,171	$1,137,880
9/30/23	$1,410,805	$1,812,010	$1,142,922
10/31/23	$1,403,515	$1,757,529	$1,148,156
11/30/23	$1,419,919	$1,919,742	$1,153,254
12/31/23	$1,438,644	$2,011,955	$1,158,559
1/31/24	$1,498,187	$2,023,748	$1,163,888
2/29/24	$1,503,950	$2,110,595	$1,168,881
3/31/24	$1,544,285	$2,176,861	$1,174,247
4/30/24	$1,509,712	$2,105,039	$1,179,460
5/31/24	$1,528,919	$2,190,534	$1,184,862
6/30/24	$1,522,804	$2,239,321	$1,189,779
7/31/24	$1,608,927	$2,275,436	$1,195,621
8/31/24	$1,642,201	$2,333,224	$1,201,121
9/30/24	$1,650,321	$2,387,427	$1,206,310
10/31/24	$1,632,252	$2,333,837	$1,211,352
11/30/24	$1,676,421	$2,421,131	$1,216,089
12/31/24	$1,637,262	$2,363,818	$1,220,844
1/31/25	$1,678,740	$2,443,163	$1,225,398
2/28/25	$1,739,864	$2,428,445	$1,229,539
3/31/25	$1,780,017	$2,332,509	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.26%	10.64%	5.94%
MSCI All Country World Index	7.15%	15.18%	8.84%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 483,875,000
Holdings Count | Holding	1,179
Advisory Fees Paid, Amount	$ 4,850,000
InvestmentCompanyPortfolioTurnover	576.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$483,875
# of Portfolio Holdings	1,179
Portfolio Turnover Rate	576%
Total Net Advisory Fees Paid During the Reporting Period	$4,850
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.2%
Asset-Backed Securities	26.2%
Non-Agency Mortgage-Backed Securities	12.4%
Corporate Bonds & Notes	9.4%
U.S. Treasury Obligations	7.8%
Sovereign Issues	7.7%
Common Stocks	1.3%
Short-Term Instruments	26.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(47.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.10% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026638
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Class A
Trading Symbol	PTOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.38%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index
3/31/15	$9,625	$10,000
4/30/15	$9,715	$10,096
5/31/15	$9,875	$10,226
6/30/15	$9,629	$10,028
7/31/15	$9,830	$10,238
8/31/15	$9,048	$9,620
9/30/15	$8,619	$9,382
10/31/15	$9,412	$10,174
11/30/15	$9,462	$10,204
12/31/15	$9,300	$10,043
1/31/16	$8,710	$9,545
2/29/16	$8,615	$9,532
3/31/16	$9,342	$10,178
4/30/16	$9,469	$10,218
5/31/16	$9,627	$10,401
6/30/16	$9,680	$10,428
7/31/16	$10,080	$10,813
8/31/16	$10,091	$10,828
9/30/16	$10,133	$10,830
10/31/16	$10,017	$10,632
11/30/16	$10,354	$11,026
12/31/16	$10,619	$11,244
1/31/17	$10,883	$11,457
2/28/17	$11,368	$11,912
3/31/17	$11,401	$11,926
4/30/17	$11,518	$12,049
5/31/17	$11,677	$12,218
6/30/17	$11,744	$12,294
7/31/17	$11,999	$12,547
8/31/17	$12,041	$12,586
9/30/17	$12,317	$12,845
10/31/17	$12,626	$13,145
11/30/17	$12,999	$13,548
12/31/17	$13,105	$13,699
1/31/18	$13,852	$14,483
2/28/18	$13,354	$13,949
3/31/18	$13,004	$13,595
4/30/18	$13,066	$13,647
5/31/18	$13,390	$13,976
6/30/18	$13,463	$14,062
7/31/18	$13,975	$14,585
8/31/18	$14,337	$15,060
9/30/18	$14,437	$15,146
10/31/18	$13,436	$14,111
11/30/18	$13,636	$14,398
12/31/18	$12,307	$13,098
1/31/19	$13,367	$14,148
2/28/19	$13,794	$14,602
3/31/19	$14,071	$14,886
4/30/19	$14,667	$15,489
5/31/19	$13,696	$14,504
6/30/19	$14,700	$15,526
7/31/19	$14,898	$15,750
8/31/19	$14,559	$15,500
9/30/19	$14,838	$15,790
10/31/19	$15,200	$16,132
11/30/19	$15,778	$16,718
12/31/19	$16,319	$17,222
1/31/20	$16,349	$17,216
2/29/20	$14,954	$15,798
3/31/20	$12,413	$13,847
4/30/20	$14,280	$15,622
5/31/20	$15,069	$16,366
6/30/20	$15,490	$16,692
7/31/20	$16,440	$17,633
8/31/20	$17,712	$18,900
9/30/20	$17,039	$18,182
10/31/20	$16,603	$17,699
11/30/20	$18,517	$19,636
12/31/20	$19,308	$20,391
1/31/21	$19,166	$20,185
2/28/21	$19,638	$20,742
3/31/21	$20,516	$21,650
4/30/21	$21,627	$22,806
5/31/21	$21,789	$22,965
6/30/21	$22,263	$23,501
7/31/21	$22,773	$24,059
8/31/21	$23,465	$24,791
9/30/21	$22,329	$23,638
10/31/21	$23,718	$25,294
11/30/21	$23,478	$25,119
12/31/21	$24,584	$26,244
1/31/22	$23,189	$24,886
2/28/22	$22,343	$24,141
3/31/22	$23,076	$25,038
4/30/22	$20,897	$22,854
5/31/22	$20,854	$22,896
6/30/22	$18,896	$21,006
7/31/22	$20,736	$22,943
8/31/22	$19,795	$22,007
9/30/22	$17,703	$19,981
10/31/22	$19,118	$21,598
11/30/22	$20,254	$22,805
12/31/22	$19,077	$21,491
1/31/23	$20,443	$22,842
2/28/23	$19,914	$22,284
3/31/23	$20,421	$23,103
4/30/23	$20,773	$23,463
5/31/23	$20,861	$23,565
6/30/23	$22,222	$25,122
7/31/23	$22,971	$25,929
8/31/23	$22,574	$25,516
9/30/23	$21,438	$24,300
10/31/23	$20,881	$23,789
11/30/23	$22,929	$25,961
12/31/23	$24,117	$27,141
1/31/24	$24,546	$27,597
2/29/24	$25,856	$29,070
3/31/24	$26,755	$30,006
4/30/24	$25,565	$28,780
5/31/24	$26,915	$30,207
6/30/24	$27,856	$31,291
7/31/24	$28,296	$31,672
8/31/24	$28,946	$32,440
9/30/24	$29,627	$33,133
10/31/24	$29,156	$32,833
11/30/24	$31,040	$34,760
12/31/24	$30,208	$33,931
1/31/25	$31,159	$34,876
2/28/25	$30,884	$34,421
3/31/25	$29,096	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	8.75%	18.57%	11.70%
Class A (including sales charge)	4.67%	17.67%	11.27%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,582,689,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 7,141,000
InvestmentCompanyPortfolioTurnover	664.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026640
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Class C
Trading Symbol	PSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.13%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index
3/31/15	$10,000	$10,000
4/30/15	$10,089	$10,096
5/31/15	$10,244	$10,226
6/30/15	$9,980	$10,028
7/31/15	$10,190	$10,238
8/31/15	$9,370	$9,620
9/30/15	$8,924	$9,382
10/31/15	$9,733	$10,174
11/30/15	$9,777	$10,204
12/31/15	$9,601	$10,043
1/31/16	$8,984	$9,545
2/29/16	$8,891	$9,532
3/31/16	$9,636	$10,178
4/30/16	$9,753	$10,218
5/31/16	$9,916	$10,401
6/30/16	$9,951	$10,428
7/31/16	$10,370	$10,813
8/31/16	$10,370	$10,828
9/30/16	$10,405	$10,830
10/31/16	$10,277	$10,632
11/30/16	$10,615	$11,026
12/31/16	$10,895	$11,244
1/31/17	$11,139	$11,457
2/28/17	$11,640	$11,912
3/31/17	$11,662	$11,926
4/30/17	$11,779	$12,049
5/31/17	$11,931	$12,218
6/30/17	$11,989	$12,294
7/31/17	$12,247	$12,547
8/31/17	$12,282	$12,586
9/30/17	$12,551	$12,845
10/31/17	$12,868	$13,145
11/30/17	$13,231	$13,548
12/31/17	$13,327	$13,699
1/31/18	$14,090	$14,483
2/28/18	$13,563	$13,949
3/31/18	$13,202	$13,595
4/30/18	$13,258	$13,647
5/31/18	$13,577	$13,976
6/30/18	$13,641	$14,062
7/31/18	$14,155	$14,585
8/31/18	$14,516	$15,060
9/30/18	$14,605	$15,146
10/31/18	$13,576	$14,111
11/30/18	$13,771	$14,398
12/31/18	$12,436	$13,098
1/31/19	$13,499	$14,148
2/28/19	$13,900	$14,602
3/31/19	$14,189	$14,886
4/30/19	$14,779	$15,489
5/31/19	$13,785	$14,504
6/30/19	$14,782	$15,526
7/31/19	$14,988	$15,750
8/31/19	$14,624	$15,500
9/30/19	$14,894	$15,790
10/31/19	$15,251	$16,132
11/30/19	$15,818	$16,718
12/31/19	$16,343	$17,222
1/31/20	$16,360	$17,216
2/29/20	$14,962	$15,798
3/31/20	$12,422	$13,847
4/30/20	$14,262	$15,622
5/31/20	$15,063	$16,366
6/30/20	$15,467	$16,692
7/31/20	$16,414	$17,633
8/31/20	$17,670	$18,900
9/30/20	$16,986	$18,182
10/31/20	$16,532	$17,699
11/30/20	$18,437	$19,636
12/31/20	$19,202	$20,391
1/31/21	$19,043	$20,185
2/28/21	$19,520	$20,742
3/31/21	$20,359	$21,650
4/30/21	$21,463	$22,806
5/31/21	$21,608	$22,965
6/30/21	$22,059	$23,501
7/31/21	$22,560	$24,059
8/31/21	$23,228	$24,791
9/30/21	$22,079	$23,638
10/31/21	$23,436	$25,294
11/30/21	$23,203	$25,119
12/31/21	$24,285	$26,244
1/31/22	$22,879	$24,886
2/28/22	$22,039	$24,141
3/31/22	$22,737	$25,038
4/30/22	$20,591	$22,854
5/31/22	$20,541	$22,896
6/30/22	$18,580	$21,006
7/31/22	$20,379	$22,943
8/31/22	$19,430	$22,007
9/30/22	$17,386	$19,981
10/31/22	$18,760	$21,598
11/30/22	$19,859	$22,805
12/31/22	$18,705	$21,491
1/31/23	$20,019	$22,842
2/28/23	$19,478	$22,284
3/31/23	$19,968	$23,103
4/30/23	$20,302	$23,463
5/31/23	$20,380	$23,565
6/30/23	$21,694	$25,122
7/31/23	$22,415	$25,929
8/31/23	$22,003	$25,516
9/30/23	$20,898	$24,300
10/31/23	$20,351	$23,789
11/30/23	$22,329	$25,961
12/31/23	$23,466	$27,141
1/31/24	$23,863	$27,597
2/29/24	$25,105	$29,070
3/31/24	$25,962	$30,006
4/30/24	$24,810	$28,780
5/31/24	$26,096	$30,207
6/30/24	$27,005	$31,291
7/31/24	$27,386	$31,672
8/31/24	$28,012	$32,440
9/30/24	$28,657	$33,133
10/31/24	$28,186	$32,833
11/30/24	$29,986	$34,760
12/31/24	$29,153	$33,931
1/31/25	$30,047	$34,876
2/28/25	$29,779	$34,421
3/31/25	$28,057	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	8.07%	17.70%	10.87%
Class C (including sales charge)	7.11%	17.70%	10.87%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,582,689,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 7,141,000
InvestmentCompanyPortfolioTurnover	664.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200450
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	I-3
Trading Symbol	PSPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,163	$1,009,593
5/31/15	$1,026,491	$1,022,576
6/30/15	$1,000,813	$1,002,781
7/31/15	$1,022,328	$1,023,790
8/31/15	$940,787	$962,021
9/30/15	$896,464	$938,217
10/31/15	$979,061	$1,017,360
11/30/15	$985,143	$1,020,385
12/31/15	$967,265	$1,004,292
1/31/16	$906,357	$954,455
2/29/16	$897,568	$953,167
3/31/16	$973,421	$1,017,828
4/30/16	$986,322	$1,021,774
5/31/16	$1,003,557	$1,040,123
6/30/16	$1,008,859	$1,042,818
7/31/16	$1,051,035	$1,081,265
8/31/16	$1,051,985	$1,082,784
9/30/16	$1,057,279	$1,082,988
10/31/16	$1,045,218	$1,063,233
11/30/16	$1,079,783	$1,102,610
12/31/16	$1,108,513	$1,124,405
1/31/17	$1,135,512	$1,145,730
2/28/17	$1,187,485	$1,191,223
3/31/17	$1,190,555	$1,192,612
4/30/17	$1,203,491	$1,204,860
5/31/17	$1,219,689	$1,221,816
6/30/17	$1,227,287	$1,229,442
7/31/17	$1,253,404	$1,254,723
8/31/17	$1,258,718	$1,258,564
9/30/17	$1,287,139	$1,284,525
10/31/17	$1,320,988	$1,314,500
11/30/17	$1,359,225	$1,354,816
12/31/17	$1,371,375	$1,369,880
1/31/18	$1,450,581	$1,448,311
2/28/18	$1,396,648	$1,394,930
3/31/18	$1,361,553	$1,359,480
4/30/18	$1,368,954	$1,364,697
5/31/18	$1,402,691	$1,397,561
6/30/18	$1,410,364	$1,406,163
7/31/18	$1,463,757	$1,458,492
8/31/18	$1,502,825	$1,506,017
9/30/18	$1,513,697	$1,514,589
10/31/18	$1,407,908	$1,411,067
11/30/18	$1,430,111	$1,439,822
12/31/18	$1,291,020	$1,309,819
1/31/19	$1,403,158	$1,414,783
2/28/19	$1,446,288	$1,460,209
3/31/19	$1,477,386	$1,488,583
4/30/19	$1,539,729	$1,548,856
5/31/19	$1,438,240	$1,450,428
6/30/19	$1,543,904	$1,552,649
7/31/19	$1,566,044	$1,574,964
8/31/19	$1,530,620	$1,550,016
9/30/19	$1,559,364	$1,579,018
10/31/19	$1,598,689	$1,613,219
11/30/19	$1,657,675	$1,671,777
12/31/19	$1,715,333	$1,722,235
1/31/20	$1,718,471	$1,721,559
2/29/20	$1,572,519	$1,579,842
3/31/20	$1,306,021	$1,384,711
4/30/20	$1,501,447	$1,562,223
5/31/20	$1,587,244	$1,636,628
6/30/20	$1,630,828	$1,669,176
7/31/20	$1,731,852	$1,763,293
8/31/20	$1,866,552	$1,890,039
9/30/20	$1,795,045	$1,818,224
10/31/20	$1,749,436	$1,769,870
11/30/20	$1,951,419	$1,963,607
12/31/20	$2,036,637	$2,039,105
1/31/21	$2,020,146	$2,018,518
2/28/21	$2,071,268	$2,074,179
3/31/21	$2,162,414	$2,165,019
4/30/21	$2,282,173	$2,280,563
5/31/21	$2,299,041	$2,296,491
6/30/21	$2,348,558	$2,350,103
7/31/21	$2,403,778	$2,405,929
8/31/21	$2,477,979	$2,479,083
9/30/21	$2,360,066	$2,363,781
10/31/21	$2,505,660	$2,529,392
11/30/21	$2,482,293	$2,511,866
12/31/21	$2,600,460	$2,624,438
1/31/22	$2,452,304	$2,488,631
2/28/22	$2,363,853	$2,414,118
3/31/22	$2,441,821	$2,503,753
4/30/22	$2,211,503	$2,285,421
5/31/22	$2,207,030	$2,289,614
6/30/22	$1,998,588	$2,100,621
7/31/22	$2,195,758	$2,294,307
8/31/22	$2,094,932	$2,200,741
9/30/22	$1,874,764	$1,998,056
10/31/22	$2,025,194	$2,159,821
11/30/22	$2,146,436	$2,280,521
12/31/22	$2,022,381	$2,149,130
1/31/23	$2,167,826	$2,284,168
2/28/23	$2,110,110	$2,228,437
3/31/23	$2,165,518	$2,310,252
4/30/23	$2,202,456	$2,346,311
5/31/23	$2,211,691	$2,356,510
6/30/23	$2,357,586	$2,512,217
7/31/23	$2,438,484	$2,592,922
8/31/23	$2,396,879	$2,551,639
9/30/23	$2,277,311	$2,429,982
10/31/23	$2,218,918	$2,378,888
11/30/23	$2,436,139	$2,596,140
12/31/23	$2,562,650	$2,714,085
1/31/24	$2,610,063	$2,759,693
2/29/24	$2,747,559	$2,907,048
3/31/24	$2,846,200	$3,000,582
4/30/24	$2,718,901	$2,878,024
5/31/24	$2,863,013	$3,020,730
6/30/24	$2,965,710	$3,129,120
7/31/24	$3,012,011	$3,167,209
8/31/24	$3,080,245	$3,244,035
9/30/24	$3,153,709	$3,313,318
10/31/24	$3,104,200	$3,283,271
11/30/24	$3,307,186	$3,476,003
12/31/24	$3,217,201	$3,393,141
1/31/25	$3,319,793	$3,487,632
2/28/25	$3,290,857	$3,442,124
3/31/25	$3,104,697	$3,248,180

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	9.08%	18.91%	12.00%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,582,689,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 7,141,000
InvestmentCompanyPortfolioTurnover	664.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026637
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	PSPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,288	$1,009,593
5/31/15	$1,026,749	$1,022,576
6/30/15	$1,001,190	$1,002,781
7/31/15	$1,022,843	$1,023,790
8/31/15	$941,387	$962,021
9/30/15	$897,148	$938,217
10/31/15	$979,930	$1,017,360
11/30/15	$986,138	$1,020,385
12/31/15	$968,366	$1,004,292
1/31/16	$907,503	$954,455
2/29/16	$898,808	$953,167
3/31/16	$974,887	$1,017,828
4/30/16	$987,929	$1,021,774
5/31/16	$1,005,318	$1,040,123
6/30/16	$1,010,752	$1,042,818
7/31/16	$1,053,138	$1,081,265
8/31/16	$1,054,225	$1,082,784
9/30/16	$1,059,659	$1,082,988
10/31/16	$1,047,704	$1,063,233
11/30/16	$1,082,483	$1,102,610
12/31/16	$1,111,426	$1,124,405
1/31/17	$1,138,640	$1,145,730
2/28/17	$1,190,891	$1,191,223
3/31/17	$1,194,122	$1,192,612
4/30/17	$1,207,244	$1,204,860
5/31/17	$1,223,646	$1,221,816
6/30/17	$1,231,421	$1,229,442
7/31/17	$1,257,785	$1,254,723
8/31/17	$1,263,278	$1,258,564
9/30/17	$1,291,958	$1,284,525
10/31/17	$1,326,102	$1,314,500
11/30/17	$1,364,652	$1,354,816
12/31/17	$1,377,024	$1,369,880
1/31/18	$1,456,740	$1,448,311
2/28/18	$1,402,739	$1,394,930
3/31/18	$1,367,669	$1,359,480
4/30/18	$1,375,396	$1,364,697
5/31/18	$1,408,879	$1,397,561
6/30/18	$1,417,320	$1,406,163
7/31/18	$1,470,292	$1,458,492
8/31/18	$1,510,344	$1,506,017
9/30/18	$1,520,942	$1,514,589
10/31/18	$1,416,005	$1,411,067
11/30/18	$1,436,733	$1,439,822
12/31/18	$1,298,086	$1,309,819
1/31/19	$1,410,653	$1,414,783
2/28/19	$1,454,825	$1,460,209
3/31/19	$1,486,082	$1,488,583
4/30/19	$1,549,320	$1,548,856
5/31/19	$1,445,840	$1,450,428
6/30/19	$1,553,882	$1,552,649
7/31/19	$1,575,829	$1,574,964
8/31/19	$1,540,713	$1,550,016
9/30/19	$1,569,777	$1,579,018
10/31/19	$1,608,759	$1,613,219
11/30/19	$1,668,731	$1,671,777
12/31/19	$1,728,050	$1,722,235
1/31/20	$1,731,161	$1,721,559
2/29/20	$1,584,953	$1,579,842
3/31/20	$1,316,732	$1,384,711
4/30/20	$1,513,612	$1,562,223
5/31/20	$1,598,664	$1,636,628
6/30/20	$1,643,473	$1,669,176
7/31/20	$1,745,295	$1,763,293
8/31/20	$1,880,527	$1,890,039
9/30/20	$1,809,047	$1,818,224
10/31/20	$1,763,780	$1,769,870
11/30/20	$1,969,097	$1,963,607
12/31/20	$2,053,204	$2,039,105
1/31/21	$2,038,469	$2,018,518
2/28/21	$2,089,226	$2,074,179
3/31/21	$2,182,053	$2,165,019
4/30/21	$2,302,627	$2,280,563
5/31/21	$2,321,048	$2,296,491
6/30/21	$2,370,141	$2,350,103
7/31/21	$2,426,696	$2,405,929
8/31/21	$2,502,101	$2,479,083
9/30/21	$2,381,025	$2,363,781
10/31/21	$2,529,059	$2,529,392
11/30/21	$2,505,873	$2,511,866
12/31/21	$2,625,580	$2,624,438
1/31/22	$2,476,797	$2,488,631
2/28/22	$2,387,090	$2,414,118
3/31/22	$2,465,104	$2,503,753
4/30/22	$2,234,968	$2,285,421
5/31/22	$2,230,543	$2,289,614
6/30/22	$2,020,427	$2,100,621
7/31/22	$2,217,812	$2,294,307
8/31/22	$2,118,011	$2,200,741
9/30/22	$1,894,177	$1,998,056
10/31/22	$2,047,579	$2,159,821
11/30/22	$2,169,855	$2,280,521
12/31/22	$2,045,940	$2,149,130
1/31/23	$2,192,242	$2,284,168
2/28/23	$2,135,093	$2,228,437
3/31/23	$2,192,242	$2,310,252
4/30/23	$2,228,817	$2,346,311
5/31/23	$2,237,961	$2,356,510
6/30/23	$2,385,223	$2,512,217
7/31/23	$2,467,630	$2,592,922
8/31/23	$2,426,427	$2,551,639
9/30/23	$2,306,026	$2,429,982
10/31/23	$2,245,889	$2,378,888
11/30/23	$2,467,933	$2,596,140
12/31/23	$2,596,532	$2,714,085
1/31/24	$2,643,485	$2,759,693
2/29/24	$2,784,346	$2,907,048
3/31/24	$2,882,453	$3,000,582
4/30/24	$2,754,027	$2,878,024
5/31/24	$2,901,479	$3,020,730
6/30/24	$3,003,951	$3,129,120
7/31/24	$3,052,208	$3,167,209
8/31/24	$3,122,179	$3,244,035
9/30/24	$3,196,013	$3,313,318
10/31/24	$3,146,995	$3,283,271
11/30/24	$3,352,873	$3,476,003
12/31/24	$3,264,623	$3,393,141
1/31/25	$3,366,074	$3,487,632
2/28/25	$3,337,459	$3,442,124
3/31/25	$3,149,101	$3,248,180

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.25%	19.05%	12.16%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,582,689,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 7,141,000
InvestmentCompanyPortfolioTurnover	664.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064153
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	I-2
Trading Symbol	PTOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,373	$1,009,593
5/31/15	$1,025,934	$1,022,576
6/30/15	$1,000,992	$1,002,781
7/31/15	$1,022,820	$1,023,790
8/31/15	$941,743	$962,021
9/30/15	$896,888	$938,217
10/31/15	$980,319	$1,017,360
11/30/15	$985,533	$1,020,385
12/31/15	$968,430	$1,004,292
1/31/16	$907,082	$954,455
2/29/16	$897,222	$953,167
3/31/16	$973,908	$1,017,828
4/30/16	$987,054	$1,021,774
5/31/16	$1,003,487	$1,040,123
6/30/16	$1,008,964	$1,042,818
7/31/16	$1,051,689	$1,081,265
8/31/16	$1,052,785	$1,082,784
9/30/16	$1,057,167	$1,082,988
10/31/16	$1,046,212	$1,063,233
11/30/16	$1,081,268	$1,102,610
12/31/16	$1,109,345	$1,124,405
1/31/17	$1,136,777	$1,145,730
2/28/17	$1,188,349	$1,191,223
3/31/17	$1,191,352	$1,192,612
4/30/17	$1,204,577	$1,204,860
5/31/17	$1,221,108	$1,221,816
6/30/17	$1,228,799	$1,229,442
7/31/17	$1,255,367	$1,254,723
8/31/17	$1,260,902	$1,258,564
9/30/17	$1,289,519	$1,284,525
10/31/17	$1,322,811	$1,314,500
11/30/17	$1,361,652	$1,354,816
12/31/17	$1,372,796	$1,369,880
1/31/18	$1,451,946	$1,448,311
2/28/18	$1,398,746	$1,394,930
3/31/18	$1,362,982	$1,359,480
4/30/18	$1,370,778	$1,364,697
5/31/18	$1,404,560	$1,397,561
6/30/18	$1,412,888	$1,406,163
7/31/18	$1,466,327	$1,458,492
8/31/18	$1,505,430	$1,506,017
9/30/18	$1,515,659	$1,514,589
10/31/18	$1,411,131	$1,411,067
11/30/18	$1,432,036	$1,439,822
12/31/18	$1,294,530	$1,309,819
1/31/19	$1,405,284	$1,414,783
2/28/19	$1,449,874	$1,460,209
3/31/19	$1,479,779	$1,488,583
4/30/19	$1,542,162	$1,548,856
5/31/19	$1,440,609	$1,450,428
6/30/19	$1,546,571	$1,552,649
7/31/19	$1,568,728	$1,574,964
8/31/19	$1,533,276	$1,550,016
9/30/19	$1,562,249	$1,579,018
10/31/19	$1,601,608	$1,613,219
11/30/19	$1,662,160	$1,671,777
12/31/19	$1,718,673	$1,722,235
1/31/20	$1,723,386	$1,721,559
2/29/20	$1,577,283	$1,579,842
3/31/20	$1,309,037	$1,384,711
4/30/20	$1,506,267	$1,562,223
5/31/20	$1,590,567	$1,636,628
6/30/20	$1,634,020	$1,669,176
7/31/20	$1,736,849	$1,763,293
8/31/20	$1,870,206	$1,890,039
9/30/20	$1,799,233	$1,818,224
10/31/20	$1,753,518	$1,769,870
11/30/20	$1,957,605	$1,963,607
12/31/20	$2,040,576	$2,039,105
1/31/21	$2,025,693	$2,018,518
2/28/21	$2,076,955	$2,074,179
3/31/21	$2,168,613	$2,165,019
4/30/21	$2,288,716	$2,280,563
5/31/21	$2,305,632	$2,296,491
6/30/21	$2,356,556	$2,350,103
7/31/21	$2,411,964	$2,405,929
8/31/21	$2,486,418	$2,479,083
9/30/21	$2,365,309	$2,363,781
10/31/21	$2,513,141	$2,529,392
11/30/21	$2,487,902	$2,511,866
12/31/21	$2,606,211	$2,624,438
1/31/22	$2,459,695	$2,488,631
2/28/22	$2,370,898	$2,414,118
3/31/22	$2,447,308	$2,503,753
4/30/22	$2,218,294	$2,285,421
5/31/22	$2,213,803	$2,289,614
6/30/22	$2,004,593	$2,100,621
7/31/22	$2,202,577	$2,294,307
8/31/22	$2,101,335	$2,200,741
9/30/22	$1,880,529	$1,998,056
10/31/22	$2,031,602	$2,159,821
11/30/22	$2,153,363	$2,280,521
12/31/22	$2,029,314	$2,149,130
1/31/23	$2,175,425	$2,284,168
2/28/23	$2,117,444	$2,228,437
3/31/23	$2,173,106	$2,310,252
4/30/23	$2,210,213	$2,346,311
5/31/23	$2,219,490	$2,356,510
6/30/23	$2,366,253	$2,512,217
7/31/23	$2,447,528	$2,592,922
8/31/23	$2,405,729	$2,551,639
9/30/23	$2,285,346	$2,429,982
10/31/23	$2,226,687	$2,378,888
11/30/23	$2,444,898	$2,596,140
12/31/23	$2,572,199	$2,714,085
1/31/24	$2,619,832	$2,759,693
2/29/24	$2,757,969	$2,907,048
3/31/24	$2,856,923	$3,000,582
4/30/24	$2,729,037	$2,878,024
5/31/24	$2,873,814	$3,020,730
6/30/24	$2,977,269	$3,129,120
7/31/24	$3,023,789	$3,167,209
8/31/24	$3,092,345	$3,244,035
9/30/24	$3,166,443	$3,313,318
10/31/24	$3,116,695	$3,283,271
11/30/24	$3,320,661	$3,476,003
12/31/24	$3,230,554	$3,393,141
1/31/25	$3,333,657	$3,487,632
2/28/25	$3,304,576	$3,442,124
3/31/25	$3,115,071	$3,248,180

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	9.04%	18.93%	12.03%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,582,689,000
Holdings Count | Holding	1,306
Advisory Fees Paid, Amount	$ 7,141,000
InvestmentCompanyPortfolioTurnover	664.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,582,689
# of Portfolio Holdings	1,306
Portfolio Turnover Rate	664%
Total Net Advisory Fees Paid During the Reporting Period	$7,141
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.0%
Asset-Backed Securities	31.7%
Sovereign Issues	9.6%
Corporate Bonds & Notes	9.0%
Non-Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Obligations	4.6%
Common Stocks	1.4%
Other Investments	0.2%
Short-Term Instruments	22.5%
Affiliated Investments	10.5%
Financial Derivative Instruments	(2.4%)
Other Assets and Liabilities, Net	(54.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026632
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	PSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index
3/31/15	$9,625	$10,000
4/30/15	$9,700	$10,096
5/31/15	$9,829	$10,226
6/30/15	$9,626	$10,028
7/31/15	$9,820	$10,238
8/31/15	$9,163	$9,620
9/30/15	$8,861	$9,382
10/31/15	$9,610	$10,174
11/30/15	$9,621	$10,204
12/31/15	$9,465	$10,043
1/31/16	$8,940	$9,545
2/29/16	$8,881	$9,532
3/31/16	$9,530	$10,178
4/30/16	$9,602	$10,218
5/31/16	$9,781	$10,401
6/30/16	$9,793	$10,428
7/31/16	$10,188	$10,813
8/31/16	$10,200	$10,828
9/30/16	$10,213	$10,830
10/31/16	$10,033	$10,632
11/30/16	$10,392	$11,026
12/31/16	$10,600	$11,244
1/31/17	$10,817	$11,457
2/28/17	$11,249	$11,912
3/31/17	$11,265	$11,926
4/30/17	$11,374	$12,049
5/31/17	$11,530	$12,218
6/30/17	$11,608	$12,294
7/31/17	$11,850	$12,547
8/31/17	$11,874	$12,586
9/30/17	$12,122	$12,845
10/31/17	$12,413	$13,145
11/30/17	$12,789	$13,548
12/31/17	$12,929	$13,699
1/31/18	$13,671	$14,483
2/28/18	$13,148	$13,949
3/31/18	$12,777	$13,595
4/30/18	$12,826	$13,647
5/31/18	$13,119	$13,976
6/30/18	$13,185	$14,062
7/31/18	$13,676	$14,585
8/31/18	$14,106	$15,060
9/30/18	$14,190	$15,146
10/31/18	$13,203	$14,111
11/30/18	$13,413	$14,398
12/31/18	$12,158	$13,098
1/31/19	$13,174	$14,148
2/28/19	$13,601	$14,602
3/31/19	$13,896	$14,886
4/30/19	$14,463	$15,489
5/31/19	$13,538	$14,504
6/30/19	$14,511	$15,526
7/31/19	$14,709	$15,750
8/31/19	$14,450	$15,500
9/30/19	$14,722	$15,790
10/31/19	$15,033	$16,132
11/30/19	$15,563	$16,718
12/31/19	$16,052	$17,222
1/31/20	$16,069	$17,216
2/29/20	$14,745	$15,798
3/31/20	$12,584	$13,847
4/30/20	$14,360	$15,622
5/31/20	$15,108	$16,366
6/30/20	$15,460	$16,692
7/31/20	$16,371	$17,633
8/31/20	$17,562	$18,900
9/30/20	$16,889	$18,182
10/31/20	$16,426	$17,699
11/30/20	$18,259	$19,636
12/31/20	$18,967	$20,391
1/31/21	$18,768	$20,185
2/28/21	$19,238	$20,742
3/31/21	$20,070	$21,650
4/30/21	$21,154	$22,806
5/31/21	$21,301	$22,965
6/30/21	$21,781	$23,501
7/31/21	$22,299	$24,059
8/31/21	$22,965	$24,791
9/30/21	$21,863	$23,638
10/31/21	$23,348	$25,294
11/30/21	$23,141	$25,119
12/31/21	$24,164	$26,244
1/31/22	$22,838	$24,886
2/28/22	$22,038	$24,141
3/31/22	$22,754	$25,038
4/30/22	$20,667	$22,854
5/31/22	$20,624	$22,896
6/30/22	$18,768	$21,006
7/31/22	$20,541	$22,943
8/31/22	$19,654	$22,007
9/30/22	$17,685	$19,981
10/31/22	$19,037	$21,598
11/30/22	$20,115	$22,805
12/31/22	$18,957	$21,491
1/31/23	$20,258	$22,842
2/28/23	$19,724	$22,284
3/31/23	$20,351	$23,103
4/30/23	$20,677	$23,463
5/31/23	$20,746	$23,565
6/30/23	$22,100	$25,122
7/31/23	$22,826	$25,929
8/31/23	$22,475	$25,516
9/30/23	$21,367	$24,300
10/31/23	$20,870	$23,789
11/30/23	$22,808	$25,961
12/31/23	$23,892	$27,141
1/31/24	$24,300	$27,597
2/29/24	$25,619	$29,070
3/31/24	$26,468	$30,006
4/30/24	$25,369	$28,780
5/31/24	$26,614	$30,207
6/30/24	$27,541	$31,291
7/31/24	$27,863	$31,672
8/31/24	$28,509	$32,440
9/30/24	$29,104	$33,133
10/31/24	$28,776	$32,833
11/30/24	$30,493	$34,760
12/31/24	$29,767	$33,931
1/31/25	$30,617	$34,876
2/28/25	$30,233	$34,421
3/31/25	$28,486	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.62%	17.75%	11.46%
Class A (including sales charge)	3.59%	16.85%	11.04%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,442,081,000
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 6,494,000
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026634
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	PSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.69%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index
3/31/15	$10,000	$10,000
4/30/15	$10,070	$10,096
5/31/15	$10,197	$10,226
6/30/15	$9,981	$10,028
7/31/15	$10,179	$10,238
8/31/15	$9,491	$9,620
9/30/15	$9,176	$9,382
10/31/15	$9,951	$10,174
11/30/15	$9,963	$10,204
12/31/15	$9,796	$10,043
1/31/16	$9,239	$9,545
2/29/16	$9,175	$9,532
3/31/16	$9,845	$10,178
4/30/16	$9,910	$10,218
5/31/16	$10,091	$10,401
6/30/16	$10,104	$10,428
7/31/16	$10,507	$10,813
8/31/16	$10,519	$10,828
9/30/16	$10,524	$10,830
10/31/16	$10,342	$10,632
11/30/16	$10,706	$11,026
12/31/16	$10,916	$11,244
1/31/17	$11,137	$11,457
2/28/17	$11,566	$11,912
3/31/17	$11,573	$11,926
4/30/17	$11,690	$12,049
5/31/17	$11,847	$12,218
6/30/17	$11,917	$12,294
7/31/17	$12,165	$12,547
8/31/17	$12,192	$12,586
9/30/17	$12,431	$12,845
10/31/17	$12,718	$13,145
11/30/17	$13,097	$13,548
12/31/17	$13,246	$13,699
1/31/18	$13,993	$14,483
2/28/18	$13,455	$13,949
3/31/18	$13,069	$13,595
4/30/18	$13,108	$13,647
5/31/18	$13,398	$13,976
6/30/18	$13,470	$14,062
7/31/18	$13,959	$14,585
8/31/18	$14,409	$15,060
9/30/18	$14,483	$15,146
10/31/18	$13,462	$14,111
11/30/18	$13,674	$14,398
12/31/18	$12,389	$13,098
1/31/19	$13,427	$14,148
2/28/19	$13,858	$14,602
3/31/19	$14,133	$14,886
4/30/19	$14,715	$15,489
5/31/19	$13,777	$14,504
6/30/19	$14,738	$15,526
7/31/19	$14,953	$15,750
8/31/19	$14,672	$15,500
9/30/19	$14,931	$15,790
10/31/19	$15,253	$16,132
11/30/19	$15,794	$16,718
12/31/19	$16,288	$17,222
1/31/20	$16,288	$17,216
2/29/20	$14,954	$15,798
3/31/20	$12,749	$13,847
4/30/20	$14,535	$15,622
5/31/20	$15,276	$16,366
6/30/20	$15,648	$16,692
7/31/20	$16,546	$17,633
8/31/20	$17,749	$18,900
9/30/20	$17,052	$18,182
10/31/20	$16,585	$17,699
11/30/20	$18,430	$19,636
12/31/20	$19,140	$20,391
1/31/21	$18,923	$20,185
2/28/21	$19,396	$20,742
3/31/21	$20,235	$21,650
4/30/21	$21,318	$22,806
5/31/21	$21,438	$22,965
6/30/21	$21,925	$23,501
7/31/21	$22,429	$24,059
8/31/21	$23,095	$24,791
9/30/21	$21,990	$23,638
10/31/21	$23,446	$25,294
11/30/21	$23,241	$25,119
12/31/21	$24,269	$26,244
1/31/22	$22,902	$24,886
2/28/22	$22,113	$24,141
3/31/22	$22,808	$25,038
4/30/22	$20,719	$22,854
5/31/22	$20,650	$22,896
6/30/22	$18,800	$21,006
7/31/22	$20,564	$22,943
8/31/22	$19,659	$22,007
9/30/22	$17,686	$19,981
10/31/22	$19,032	$21,598
11/30/22	$20,123	$22,805
12/31/22	$18,950	$21,491
1/31/23	$20,238	$22,842
2/28/23	$19,697	$22,284
3/31/23	$20,315	$23,103
4/30/23	$20,624	$23,463
5/31/23	$20,675	$23,565
6/30/23	$22,004	$25,122
7/31/23	$22,730	$25,929
8/31/23	$22,367	$25,516
9/30/23	$21,272	$24,300
10/31/23	$20,748	$23,789
11/30/23	$22,686	$25,961
12/31/23	$23,751	$27,141
1/31/24	$24,150	$27,597
2/29/24	$25,454	$29,070
3/31/24	$26,264	$30,006
4/30/24	$25,180	$28,780
5/31/24	$26,400	$30,207
6/30/24	$27,323	$31,291
7/31/24	$27,627	$31,672
8/31/24	$28,234	$32,440
9/30/24	$28,835	$33,133
10/31/24	$28,498	$32,833
11/30/24	$30,183	$34,760
12/31/24	$29,427	$33,931
1/31/25	$30,259	$34,876
2/28/25	$29,890	$34,421
3/31/25	$28,147	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	7.17%	17.16%	10.90%
Class C (including sales charge)	6.23%	17.16%	10.90%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,442,081,000
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 6,494,000
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200449
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	I-3
Trading Symbol	PSTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,243	$1,009,593
5/31/15	$1,020,664	$1,022,576
6/30/15	$999,393	$1,002,781
7/31/15	$1,020,282	$1,023,790
8/31/15	$951,857	$962,021
9/30/15	$922,037	$938,217
10/31/15	$999,279	$1,017,360
11/30/15	$1,001,275	$1,020,385
12/31/15	$984,726	$1,004,292
1/31/16	$930,223	$954,455
2/29/16	$924,330	$953,167
3/31/16	$992,637	$1,017,828
4/30/16	$999,480	$1,021,774
5/31/16	$1,019,087	$1,040,123
6/30/16	$1,020,123	$1,042,818
7/31/16	$1,061,770	$1,081,265
8/31/16	$1,063,955	$1,082,784
9/30/16	$1,065,363	$1,082,988
10/31/16	$1,046,599	$1,063,233
11/30/16	$1,084,886	$1,102,610
12/31/16	$1,106,139	$1,124,405
1/31/17	$1,129,357	$1,145,730
2/28/17	$1,174,771	$1,191,223
3/31/17	$1,175,789	$1,192,612
4/30/17	$1,187,367	$1,204,860
5/31/17	$1,204,797	$1,221,816
6/30/17	$1,211,691	$1,229,442
7/31/17	$1,237,415	$1,254,723
8/31/17	$1,240,787	$1,258,564
9/30/17	$1,267,099	$1,284,525
10/31/17	$1,297,581	$1,314,500
11/30/17	$1,336,312	$1,354,816
12/31/17	$1,352,141	$1,369,880
1/31/18	$1,430,037	$1,448,311
2/28/18	$1,375,469	$1,394,930
3/31/18	$1,336,657	$1,359,480
4/30/18	$1,341,239	$1,364,697
5/31/18	$1,372,264	$1,397,561
6/30/18	$1,379,503	$1,406,163
7/31/18	$1,432,238	$1,458,492
8/31/18	$1,477,782	$1,506,017
9/30/18	$1,486,436	$1,514,589
10/31/18	$1,382,927	$1,411,067
11/30/18	$1,405,795	$1,439,822
12/31/18	$1,273,190	$1,309,819
1/31/19	$1,381,064	$1,414,783
2/28/19	$1,426,484	$1,460,209
3/31/19	$1,457,112	$1,488,583
4/30/19	$1,517,466	$1,548,856
5/31/19	$1,421,188	$1,450,428
6/30/19	$1,522,100	$1,552,649
7/31/19	$1,544,032	$1,574,964
8/31/19	$1,516,251	$1,550,016
9/30/19	$1,544,179	$1,579,018
10/31/19	$1,578,594	$1,613,219
11/30/19	$1,635,453	$1,671,777
12/31/19	$1,687,882	$1,722,235
1/31/20	$1,689,520	$1,721,559
2/29/20	$1,550,229	$1,579,842
3/31/20	$1,322,144	$1,384,711
4/30/20	$1,509,365	$1,562,223
5/31/20	$1,587,236	$1,636,628
6/30/20	$1,626,197	$1,669,176
7/31/20	$1,722,836	$1,763,293
8/31/20	$1,849,466	$1,890,039
9/30/20	$1,776,276	$1,818,224
10/31/20	$1,728,909	$1,769,870
11/30/20	$1,921,761	$1,963,607
12/31/20	$1,997,022	$2,039,105
1/31/21	$1,976,452	$2,018,518
2/28/21	$2,026,163	$2,074,179
3/31/21	$2,116,349	$2,165,019
4/30/21	$2,229,663	$2,280,563
5/31/21	$2,245,352	$2,296,491
6/30/21	$2,296,879	$2,350,103
7/31/21	$2,352,986	$2,405,929
8/31/21	$2,423,119	$2,479,083
9/30/21	$2,307,549	$2,363,781
10/31/21	$2,462,454	$2,529,392
11/30/21	$2,442,868	$2,511,866
12/31/21	$2,551,764	$2,624,438
1/31/22	$2,409,889	$2,488,631
2/28/22	$2,329,100	$2,414,118
3/31/22	$2,403,062	$2,503,753
4/30/22	$2,183,883	$2,285,421
5/31/22	$2,177,960	$2,289,614
6/30/22	$1,983,125	$2,100,621
7/31/22	$2,172,935	$2,294,307
8/31/22	$2,078,030	$2,200,741
9/30/22	$1,870,785	$1,998,056
10/31/22	$2,013,321	$2,159,821
11/30/22	$2,130,121	$2,280,521
12/31/22	$2,007,134	$2,149,130
1/31/23	$2,144,963	$2,284,168
2/28/23	$2,088,970	$2,228,437
3/31/23	$2,155,731	$2,310,252
4/30/23	$2,190,188	$2,346,311
5/31/23	$2,198,803	$2,356,510
6/30/23	$2,340,094	$2,512,217
7/31/23	$2,420,339	$2,592,922
8/31/23	$2,381,301	$2,551,639
9/30/23	$2,266,599	$2,429,982
10/31/23	$2,214,091	$2,378,888
11/30/23	$2,419,748	$2,596,140
12/31/23	$2,534,551	$2,714,085
1/31/24	$2,578,900	$2,759,693
2/29/24	$2,718,600	$2,907,048
3/31/24	$2,809,319	$3,000,582
4/30/24	$2,694,423	$2,878,024
5/31/24	$2,827,342	$3,020,730
6/30/24	$2,927,260	$3,129,120
7/31/24	$2,961,564	$3,167,209
8/31/24	$3,027,885	$3,244,035
9/30/24	$3,093,167	$3,313,318
10/31/24	$3,060,681	$3,283,271
11/30/24	$3,243,997	$3,476,003
12/31/24	$3,164,488	$3,393,141
1/31/25	$3,256,755	$3,487,632
2/28/25	$3,216,856	$3,442,124
3/31/25	$3,031,609	$3,248,180

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.91%	18.05%	11.73%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,442,081,000
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 6,494,000
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026630
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional Class
Trading Symbol	PSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,368	$1,009,593
5/31/15	$1,020,921	$1,022,576
6/30/15	$999,770	$1,002,781
7/31/15	$1,020,796	$1,023,790
8/31/15	$952,462	$962,021
9/30/15	$922,739	$938,217
10/31/15	$1,000,164	$1,017,360
11/30/15	$1,002,285	$1,020,385
12/31/15	$985,846	$1,004,292
1/31/16	$931,398	$954,455
2/29/16	$925,606	$953,167
3/31/16	$994,131	$1,017,828
4/30/16	$1,001,107	$1,021,774
5/31/16	$1,020,873	$1,040,123
6/30/16	$1,022,036	$1,042,818
7/31/16	$1,063,894	$1,081,265
8/31/16	$1,066,220	$1,082,784
9/30/16	$1,067,761	$1,082,988
10/31/16	$1,049,090	$1,063,233
11/30/16	$1,087,599	$1,102,610
12/31/16	$1,109,046	$1,124,405
1/31/17	$1,132,468	$1,145,730
2/28/17	$1,178,142	$1,191,223
3/31/17	$1,179,313	$1,192,612
4/30/17	$1,191,071	$1,204,860
5/31/17	$1,208,708	$1,221,816
6/30/17	$1,215,774	$1,229,442
7/31/17	$1,241,742	$1,254,723
8/31/17	$1,245,284	$1,258,564
9/30/17	$1,271,846	$1,284,525
10/31/17	$1,302,607	$1,314,500
11/30/17	$1,341,649	$1,354,816
12/31/17	$1,357,714	$1,369,880
1/31/18	$1,436,112	$1,448,311
2/28/18	$1,381,471	$1,394,930
3/31/18	$1,342,664	$1,359,480
4/30/18	$1,347,446	$1,364,697
5/31/18	$1,379,727	$1,397,561
6/30/18	$1,386,967	$1,406,163
7/31/18	$1,438,603	$1,458,492
8/31/18	$1,485,435	$1,506,017
9/30/18	$1,494,984	$1,514,589
10/31/18	$1,391,216	$1,411,067
11/30/18	$1,414,142	$1,439,822
12/31/18	$1,280,564	$1,309,819
1/31/19	$1,390,002	$1,414,783
2/28/19	$1,435,482	$1,460,209
3/31/19	$1,466,403	$1,488,583
4/30/19	$1,526,844	$1,548,856
5/31/19	$1,430,427	$1,450,428
6/30/19	$1,532,423	$1,552,649
7/31/19	$1,554,420	$1,574,964
8/31/19	$1,528,024	$1,550,016
9/30/19	$1,555,492	$1,579,018
10/31/19	$1,589,992	$1,613,219
11/30/19	$1,646,992	$1,671,777
12/31/19	$1,700,152	$1,722,235
1/31/20	$1,701,794	$1,721,559
2/29/20	$1,562,168	$1,579,842
3/31/20	$1,334,122	$1,384,711
4/30/20	$1,521,863	$1,562,223
5/31/20	$1,601,611	$1,636,628
6/30/20	$1,639,415	$1,669,176
7/31/20	$1,736,342	$1,763,293
8/31/20	$1,865,022	$1,890,039
9/30/20	$1,792,202	$1,818,224
10/31/20	$1,744,681	$1,769,870
11/30/20	$1,938,157	$1,963,607
12/31/20	$2,014,374	$2,039,105
1/31/21	$1,993,731	$2,018,518
2/28/21	$2,045,338	$2,074,179
3/31/21	$2,134,692	$2,165,019
4/30/21	$2,250,176	$2,280,563
5/31/21	$2,267,673	$2,296,491
6/30/21	$2,318,572	$2,350,103
7/31/21	$2,374,908	$2,405,929
8/31/21	$2,447,088	$2,479,083
9/30/21	$2,330,051	$2,363,781
10/31/21	$2,487,415	$2,529,392
11/30/21	$2,467,744	$2,511,866
12/31/21	$2,577,936	$2,624,438
1/31/22	$2,435,487	$2,488,631
2/28/22	$2,352,391	$2,414,118
3/31/22	$2,429,461	$2,503,753
4/30/22	$2,207,339	$2,285,421
5/31/22	$2,203,372	$2,289,614
6/30/22	$2,006,133	$2,100,621
7/31/22	$2,196,814	$2,294,307
8/31/22	$2,101,474	$2,200,741
9/30/22	$1,891,800	$1,998,056
10/31/22	$2,037,017	$2,159,821
11/30/22	$2,154,384	$2,280,521
12/31/22	$2,031,666	$2,149,130
1/31/23	$2,170,139	$2,284,168
2/28/23	$2,113,884	$2,228,437
3/31/23	$2,180,958	$2,310,252
4/30/23	$2,217,740	$2,346,311
5/31/23	$2,226,394	$2,356,510
6/30/23	$2,371,095	$2,512,217
7/31/23	$2,451,730	$2,592,922
8/31/23	$2,412,502	$2,551,639
9/30/23	$2,295,877	$2,429,982
10/31/23	$2,243,098	$2,378,888
11/30/23	$2,452,014	$2,596,140
12/31/23	$2,570,494	$2,714,085
1/31/24	$2,615,082	$2,759,693
2/29/24	$2,757,763	$2,907,048
3/31/24	$2,849,666	$3,000,582
4/30/24	$2,731,873	$2,878,024
5/31/24	$2,867,787	$3,020,730
6/30/24	$2,969,061	$3,129,120
7/31/24	$3,003,558	$3,167,209
8/31/24	$3,072,553	$3,244,035
9/30/24	$3,139,316	$3,313,318
10/31/24	$3,106,639	$3,283,271
11/30/24	$3,293,364	$3,476,003
12/31/24	$3,212,338	$3,393,141
1/31/25	$3,305,122	$3,487,632
2/28/25	$3,267,507	$3,442,124
3/31/25	$3,079,759	$3,248,180

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.07%	18.21%	11.91%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,442,081,000
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 6,494,000
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064152
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	I-2
Trading Symbol	PSKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,386	$1,009,593
5/31/15	$1,022,013	$1,022,576
6/30/15	$1,000,743	$1,002,781
7/31/15	$1,020,758	$1,023,790
8/31/15	$953,340	$962,021
9/30/15	$922,184	$938,217
10/31/15	$1,000,803	$1,017,360
11/30/15	$1,001,866	$1,020,385
12/31/15	$986,339	$1,004,292
1/31/16	$930,640	$954,455
2/29/16	$924,838	$953,167
3/31/16	$993,190	$1,017,828
4/30/16	$1,001,341	$1,021,774
5/31/16	$1,019,970	$1,040,123
6/30/16	$1,021,135	$1,042,818
7/31/16	$1,063,051	$1,081,265
8/31/16	$1,064,216	$1,082,784
9/30/16	$1,065,784	$1,082,988
10/31/16	$1,048,255	$1,063,233
11/30/16	$1,085,651	$1,102,610
12/31/16	$1,107,837	$1,124,405
1/31/17	$1,130,111	$1,145,730
2/28/17	$1,175,832	$1,191,223
3/31/17	$1,178,108	$1,192,612
4/30/17	$1,189,877	$1,204,860
5/31/17	$1,206,354	$1,221,816
6/30/17	$1,214,531	$1,229,442
7/31/17	$1,240,523	$1,254,723
8/31/17	$1,244,067	$1,258,564
9/30/17	$1,270,315	$1,284,525
10/31/17	$1,299,912	$1,314,500
11/30/17	$1,340,164	$1,354,816
12/31/17	$1,354,735	$1,369,880
1/31/18	$1,433,167	$1,448,311
2/28/18	$1,377,314	$1,394,930
3/31/18	$1,339,533	$1,359,480
4/30/18	$1,344,317	$1,364,697
5/31/18	$1,375,413	$1,397,561
6/30/18	$1,383,563	$1,406,163
7/31/18	$1,435,206	$1,458,492
8/31/18	$1,482,046	$1,506,017
9/30/18	$1,491,170	$1,514,589
10/31/18	$1,386,209	$1,411,067
11/30/18	$1,409,132	$1,439,822
12/31/18	$1,277,336	$1,309,819
1/31/19	$1,385,320	$1,414,783
2/28/19	$1,430,787	$1,460,209
3/31/19	$1,461,448	$1,488,583
4/30/19	$1,521,862	$1,548,856
5/31/19	$1,425,487	$1,450,428
6/30/19	$1,527,213	$1,552,649
7/31/19	$1,549,197	$1,574,964
8/31/19	$1,521,350	$1,550,016
9/30/19	$1,549,948	$1,579,018
10/31/19	$1,584,424	$1,613,219
11/30/19	$1,641,386	$1,671,777
12/31/19	$1,692,671	$1,722,235
1/31/20	$1,694,313	$1,721,559
2/29/20	$1,556,404	$1,579,842
3/31/20	$1,327,988	$1,384,711
4/30/20	$1,513,906	$1,562,223
5/31/20	$1,593,585	$1,636,628
6/30/20	$1,632,725	$1,669,176
7/31/20	$1,727,883	$1,763,293
8/31/20	$1,856,431	$1,890,039
9/30/20	$1,783,224	$1,818,224
10/31/20	$1,735,761	$1,769,870
11/30/20	$1,929,000	$1,963,607
12/31/20	$2,004,414	$2,039,105
1/31/21	$1,983,803	$2,018,518
2/28/21	$2,033,613	$2,074,179
3/31/21	$2,124,198	$2,165,019
4/30/21	$2,239,491	$2,280,563
5/31/21	$2,255,213	$2,296,491
6/30/21	$2,305,249	$2,350,103
7/31/21	$2,361,474	$2,405,929
8/31/21	$2,433,513	$2,479,083
9/30/21	$2,317,986	$2,363,781
10/31/21	$2,473,232	$2,529,392
11/30/21	$2,453,603	$2,511,866
12/31/21	$2,562,959	$2,624,438
1/31/22	$2,420,792	$2,488,631
2/28/22	$2,337,861	$2,414,118
3/31/22	$2,414,270	$2,503,753
4/30/22	$2,192,632	$2,285,421
5/31/22	$2,188,674	$2,289,614
6/30/22	$1,993,377	$2,100,621
7/31/22	$2,183,600	$2,294,307
8/31/22	$2,088,489	$2,200,741
9/30/22	$1,878,859	$1,998,056
10/31/22	$2,023,692	$2,159,821
11/30/22	$2,140,749	$2,280,521
12/31/22	$2,015,540	$2,149,130
1/31/23	$2,155,808	$2,284,168
2/28/23	$2,097,543	$2,228,437
3/31/23	$2,166,598	$2,310,252
4/30/23	$2,201,125	$2,346,311
5/31/23	$2,209,757	$2,356,510
6/30/23	$2,353,669	$2,512,217
7/31/23	$2,431,907	$2,592,922
8/31/23	$2,394,961	$2,551,639
9/30/23	$2,278,072	$2,429,982
10/31/23	$2,225,450	$2,378,888
11/30/23	$2,433,744	$2,596,140
12/31/23	$2,549,046	$2,714,085
1/31/24	$2,593,493	$2,759,693
2/29/24	$2,733,502	$2,907,048
3/31/24	$2,824,616	$3,000,582
4/30/24	$2,709,463	$2,878,024
5/31/24	$2,844,936	$3,020,730
6/30/24	$2,943,169	$3,129,120
7/31/24	$2,977,552	$3,167,209
8/31/24	$3,046,317	$3,244,035
9/30/24	$3,112,150	$3,313,318
10/31/24	$3,077,261	$3,283,271
11/30/24	$3,263,338	$3,476,003
12/31/24	$3,184,209	$3,393,141
1/31/25	$3,276,686	$3,487,632
2/28/25	$3,236,695	$3,442,124
3/31/25	$3,051,416	$3,248,180

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	8.03%	18.10%	11.80%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,442,081,000
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 6,494,000
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026636
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class R
Trading Symbol	PSPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.44%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	S&P 500 Index
3/31/15	$10,000	$10,000
4/30/15	$10,076	$10,096
5/31/15	$10,195	$10,226
6/30/15	$9,986	$10,028
7/31/15	$10,182	$10,238
8/31/15	$9,496	$9,620
9/30/15	$9,185	$9,382
10/31/15	$9,964	$10,174
11/30/15	$9,975	$10,204
12/31/15	$9,811	$10,043
1/31/16	$9,259	$9,545
2/29/16	$9,199	$9,532
3/31/16	$9,872	$10,178
4/30/16	$9,944	$10,218
5/31/16	$10,125	$10,401
6/30/16	$10,137	$10,428
7/31/16	$10,534	$10,813
8/31/16	$10,558	$10,828
9/30/16	$10,560	$10,830
10/31/16	$10,379	$10,632
11/30/16	$10,753	$11,026
12/31/16	$10,954	$11,244
1/31/17	$11,183	$11,457
2/28/17	$11,630	$11,912
3/31/17	$11,628	$11,926
4/30/17	$11,750	$12,049
5/31/17	$11,907	$12,218
6/30/17	$11,978	$12,294
7/31/17	$12,233	$12,547
8/31/17	$12,258	$12,586
9/30/17	$12,511	$12,845
10/31/17	$12,803	$13,145
11/30/17	$13,180	$13,548
12/31/17	$13,337	$13,699
1/31/18	$14,092	$14,483
2/28/18	$13,544	$13,949
3/31/18	$13,163	$13,595
4/30/18	$13,212	$13,647
5/31/18	$13,507	$13,976
6/30/18	$13,566	$14,062
7/31/18	$14,071	$14,585
8/31/18	$14,526	$15,060
9/30/18	$14,613	$15,146
10/31/18	$13,576	$14,111
11/30/18	$13,798	$14,398
12/31/18	$12,501	$13,098
1/31/19	$13,554	$14,148
2/28/19	$13,979	$14,602
3/31/19	$14,280	$14,886
4/30/19	$14,858	$15,489
5/31/19	$13,910	$14,504
6/30/19	$14,900	$15,526
7/31/19	$15,111	$15,750
8/31/19	$14,839	$15,500
9/30/19	$15,100	$15,790
10/31/19	$15,439	$16,132
11/30/19	$15,980	$16,718
12/31/19	$16,470	$17,222
1/31/20	$16,487	$17,216
2/29/20	$15,128	$15,798
3/31/20	$12,903	$13,847
4/30/20	$14,705	$15,622
5/31/20	$15,477	$16,366
6/30/20	$15,834	$16,692
7/31/20	$16,765	$17,633
8/31/20	$17,990	$18,900
9/30/20	$17,281	$18,182
10/31/20	$16,808	$17,699
11/30/20	$18,682	$19,636
12/31/20	$19,400	$20,391
1/31/21	$19,205	$20,185
2/28/21	$19,666	$20,742
3/31/21	$20,525	$21,650
4/30/21	$21,625	$22,806
5/31/21	$21,769	$22,965
6/30/21	$22,267	$23,501
7/31/21	$22,793	$24,059
8/31/21	$23,463	$24,791
9/30/21	$22,332	$23,638
10/31/21	$23,842	$25,294
11/30/21	$23,639	$25,119
12/31/21	$24,662	$26,244
1/31/22	$23,288	$24,886
2/28/22	$22,489	$24,141
3/31/22	$23,211	$25,038
4/30/22	$21,077	$22,854
5/31/22	$21,015	$22,896
6/30/22	$19,138	$21,006
7/31/22	$20,945	$22,943
8/31/22	$20,021	$22,007
9/30/22	$18,011	$19,981
10/31/22	$19,387	$21,598
11/30/22	$20,496	$22,805
12/31/22	$19,294	$21,491
1/31/23	$20,620	$22,842
2/28/23	$20,081	$22,284
3/31/23	$20,710	$23,103
4/30/23	$21,046	$23,463
5/31/23	$21,091	$23,565
6/30/23	$22,457	$25,122
7/31/23	$23,203	$25,929
8/31/23	$22,841	$25,516
9/30/23	$21,732	$24,300
10/31/23	$21,207	$23,789
11/30/23	$23,168	$25,961
12/31/23	$24,262	$27,141
1/31/24	$24,678	$27,597
2/29/24	$26,018	$29,070
3/31/24	$26,865	$30,006
4/30/24	$25,737	$28,780
5/31/24	$27,006	$30,207
6/30/24	$27,952	$31,291
7/31/24	$28,262	$31,672
8/31/24	$28,906	$32,440
9/30/24	$29,504	$33,133
10/31/24	$29,165	$32,833
11/30/24	$30,908	$34,760
12/31/24	$30,139	$33,931
1/31/25	$31,002	$34,876
2/28/25	$30,610	$34,421
3/31/25	$28,847	$32,482

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	7.38%	17.46%	11.18%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,442,081,000
Holdings Count | Holding	1,160
Advisory Fees Paid, Amount	$ 6,494,000
InvestmentCompanyPortfolioTurnover	327.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,442,081
# of Portfolio Holdings	1,160
Portfolio Turnover Rate	327%
Total Net Advisory Fees Paid During the Reporting Period	$6,494
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.1%
Asset-Backed Securities	26.5%
Corporate Bonds & Notes	11.5%
Non-Agency Mortgage-Backed Securities	10.0%
U.S. Treasury Obligations	4.7%
Sovereign Issues	1.9%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Short-Term Instruments	40.9%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(34.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026560
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI EAFE Hedged USD Index
3/31/15	$9,625	$10,000
4/30/15	$9,734	$10,114
5/31/15	$9,905	$10,270
6/30/15	$9,415	$9,807
7/31/15	$9,774	$10,151
8/31/15	$8,821	$9,374
9/30/15	$8,206	$8,927
10/31/15	$8,939	$9,634
11/30/15	$9,040	$9,759
12/31/15	$8,775	$9,495
1/31/16	$8,170	$8,954
2/29/16	$7,796	$8,635
3/31/16	$8,157	$8,902
4/30/16	$8,337	$9,016
5/31/16	$8,505	$9,189
6/30/16	$8,192	$8,836
7/31/16	$8,619	$9,264
8/31/16	$8,696	$9,358
9/30/16	$8,796	$9,397
10/31/16	$8,965	$9,517
11/30/16	$9,055	$9,634
12/31/16	$9,553	$10,079
1/31/17	$9,605	$10,101
2/28/17	$9,878	$10,324
3/31/17	$10,110	$10,585
4/30/17	$10,254	$10,746
5/31/17	$10,516	$10,987
6/30/17	$10,430	$10,913
7/31/17	$10,510	$11,000
8/31/17	$10,551	$11,011
9/30/17	$10,891	$11,320
10/31/17	$11,234	$11,666
11/30/17	$11,193	$11,617
12/31/17	$11,304	$11,776
1/31/18	$11,472	$11,937
2/28/18	$11,108	$11,569
3/31/18	$10,856	$11,333
4/30/18	$11,402	$11,851
5/31/18	$11,346	$11,793
6/30/18	$11,329	$11,779
7/31/18	$11,666	$12,112
8/31/18	$11,455	$11,932
9/30/18	$11,640	$12,123
10/31/18	$10,903	$11,367
11/30/18	$10,846	$11,365
12/31/18	$10,116	$10,721
1/31/19	$10,795	$11,334
2/28/19	$11,188	$11,747
3/31/19	$11,350	$11,928
4/30/19	$11,783	$12,354
5/31/19	$11,195	$11,809
6/30/19	$11,794	$12,346
7/31/19	$11,920	$12,456
8/31/19	$11,526	$12,181
9/30/19	$11,952	$12,631
10/31/19	$12,196	$12,870
11/30/19	$12,489	$13,157
12/31/19	$12,737	$13,362
1/31/20	$12,619	$13,219
2/29/20	$11,566	$12,184
3/31/20	$9,607	$10,702
4/30/20	$10,439	$11,300
5/31/20	$10,977	$11,765
6/30/20	$11,358	$12,082
7/31/20	$11,272	$11,864
8/31/20	$11,809	$12,356
9/30/20	$11,705	$12,243
10/31/20	$11,254	$11,770
11/30/20	$12,867	$13,352
12/31/20	$13,248	$13,697
1/31/21	$13,266	$13,652
2/28/21	$13,595	$14,013
3/31/21	$14,254	$14,741
4/30/21	$14,445	$14,936
5/31/21	$14,844	$15,256
6/30/21	$14,962	$15,469
7/31/21	$15,015	$15,538
8/31/21	$15,370	$15,892
9/30/21	$15,141	$15,697
10/31/21	$15,364	$16,049
11/30/21	$14,844	$15,661
12/31/21	$15,638	$16,358
1/31/22	$15,003	$15,779
2/28/22	$14,629	$15,441
3/31/22	$14,928	$15,784
4/30/22	$14,629	$15,592
5/31/22	$14,536	$15,574
6/30/22	$13,483	$14,636
7/31/22	$14,301	$15,417
8/31/22	$13,959	$15,098
9/30/22	$12,944	$14,224
10/31/22	$13,661	$15,010
11/30/22	$14,514	$16,057
12/31/22	$14,190	$15,605
1/31/23	$15,284	$16,642
2/28/23	$15,429	$16,779
3/31/23	$15,368	$16,904
4/30/23	$15,763	$17,331
5/31/23	$15,514	$17,102
6/30/23	$16,142	$17,756
7/31/23	$16,527	$18,098
8/31/23	$16,228	$17,812
9/30/23	$16,078	$17,659
10/31/23	$15,463	$17,112
11/30/23	$16,539	$18,145
12/31/23	$17,093	$18,717
1/31/24	$17,663	$19,232
2/29/24	$18,142	$19,850
3/31/24	$18,920	$20,684
4/30/24	$18,756	$20,551
5/31/24	$19,292	$21,108
6/30/24	$19,215	$21,036
7/31/24	$19,433	$21,247
8/31/24	$19,602	$21,382
9/30/24	$19,649	$21,346
10/31/24	$19,146	$21,077
11/30/24	$19,448	$21,236
12/31/24	$19,550	$21,364
1/31/25	$20,607	$22,434
2/28/25	$20,916	$22,685
3/31/25	$20,323	$22,083

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.42%	16.17%	7.76%
Class A (including sales charge)	3.39%	15.28%	7.35%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,099,249,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 13,156,000
InvestmentCompanyPortfolioTurnover	565.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026562
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.12%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	MSCI EAFE Hedged USD Index
3/31/15	$10,000	$10,000
4/30/15	$10,094	$10,114
5/31/15	$10,283	$10,270
6/30/15	$9,758	$9,807
7/31/15	$10,114	$10,151
8/31/15	$9,127	$9,374
9/30/15	$8,486	$8,927
10/31/15	$9,242	$9,634
11/30/15	$9,340	$9,759
12/31/15	$9,071	$9,495
1/31/16	$8,430	$8,954
2/29/16	$8,044	$8,635
3/31/16	$8,415	$8,902
4/30/16	$8,586	$9,016
5/31/16	$8,758	$9,189
6/30/16	$8,428	$8,836
7/31/16	$8,857	$9,264
8/31/16	$8,928	$9,358
9/30/16	$9,022	$9,397
10/31/16	$9,193	$9,517
11/30/16	$9,294	$9,634
12/31/16	$9,795	$10,079
1/31/17	$9,838	$10,101
2/28/17	$10,110	$10,324
3/31/17	$10,351	$10,585
4/30/17	$10,495	$10,746
5/31/17	$10,755	$10,987
6/30/17	$10,661	$10,913
7/31/17	$10,735	$11,000
8/31/17	$10,750	$11,011
9/30/17	$11,089	$11,320
10/31/17	$11,452	$11,666
11/30/17	$11,407	$11,617
12/31/17	$11,493	$11,776
1/31/18	$11,663	$11,937
2/28/18	$11,277	$11,569
3/31/18	$11,015	$11,333
4/30/18	$11,570	$11,851
5/31/18	$11,509	$11,793
6/30/18	$11,476	$11,779
7/31/18	$11,816	$12,112
8/31/18	$11,584	$11,932
9/30/18	$11,781	$12,123
10/31/18	$11,018	$11,367
11/30/18	$10,955	$11,365
12/31/18	$10,214	$10,721
1/31/19	$10,899	$11,334
2/28/19	$11,283	$11,747
3/31/19	$11,436	$11,928
4/30/19	$11,863	$12,354
5/31/19	$11,265	$11,809
6/30/19	$11,861	$12,346
7/31/19	$12,000	$12,456
8/31/19	$11,583	$12,181
9/30/19	$11,995	$12,631
10/31/19	$12,247	$12,870
11/30/19	$12,518	$13,157
12/31/19	$12,767	$13,362
1/31/20	$12,635	$13,219
2/29/20	$11,580	$12,184
3/31/20	$9,616	$10,702
4/30/20	$10,423	$11,300
5/31/20	$10,962	$11,765
6/30/20	$11,347	$12,082
7/31/20	$11,250	$11,864
8/31/20	$11,770	$12,356
9/30/20	$11,654	$12,243
10/31/20	$11,212	$11,770
11/30/20	$12,808	$13,352
12/31/20	$13,174	$13,697
1/31/21	$13,193	$13,652
2/28/21	$13,501	$14,013
3/31/21	$14,135	$14,741
4/30/21	$14,347	$14,936
5/31/21	$14,712	$15,256
6/30/21	$14,825	$15,469
7/31/21	$14,864	$15,538
8/31/21	$15,199	$15,892
9/30/21	$14,979	$15,697
10/31/21	$15,186	$16,049
11/30/21	$14,668	$15,661
12/31/21	$15,441	$16,358
1/31/22	$14,796	$15,779
2/28/22	$14,421	$15,441
3/31/22	$14,712	$15,784
4/30/22	$14,400	$15,592
5/31/22	$14,317	$15,574
6/30/22	$13,274	$14,636
7/31/22	$14,038	$15,417
8/31/22	$13,698	$15,098
9/30/22	$12,715	$14,224
10/31/22	$13,407	$15,010
11/30/22	$14,229	$16,057
12/31/22	$13,903	$15,605
1/31/23	$14,970	$16,642
2/28/23	$15,110	$16,779
3/31/23	$15,044	$16,904
4/30/23	$15,418	$17,331
5/31/23	$15,161	$17,102
6/30/23	$15,754	$17,756
7/31/23	$16,140	$18,098
8/31/23	$15,827	$17,812
9/30/23	$15,654	$17,659
10/31/23	$15,058	$17,112
11/30/23	$16,100	$18,145
12/31/23	$16,618	$18,717
1/31/24	$17,161	$19,232
2/29/24	$17,626	$19,850
3/31/24	$18,355	$20,684
4/30/24	$18,196	$20,551
5/31/24	$18,699	$21,108
6/30/24	$18,614	$21,036
7/31/24	$18,835	$21,247
8/31/24	$18,974	$21,382
9/30/24	$18,997	$21,346
10/31/24	$18,506	$21,077
11/30/24	$18,766	$21,236
12/31/24	$18,879	$21,364
1/31/25	$19,888	$22,434
2/28/25	$20,185	$22,685
3/31/25	$19,591	$22,083

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.73%	15.30%	6.96%
Class C (including sales charge)	5.78%	15.30%	6.96%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,099,249,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 13,156,000
InvestmentCompanyPortfolioTurnover	565.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200443
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	MSCI EAFE Hedged USD Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,012,009	$1,011,408
5/31/15	$1,031,294	$1,026,999
6/30/15	$979,336	$980,722
7/31/15	$1,016,257	$1,015,112
8/31/15	$917,348	$937,360
9/30/15	$854,131	$892,720
10/31/15	$930,976	$963,427
11/30/15	$942,214	$975,856
12/31/15	$914,088	$949,499
1/31/16	$850,984	$895,404
2/29/16	$812,325	$863,527
3/31/16	$850,778	$890,195
4/30/16	$869,949	$901,563
5/31/16	$886,545	$918,937
6/30/16	$854,711	$883,622
7/31/16	$899,719	$926,372
8/31/16	$907,339	$935,790
9/30/16	$918,123	$939,684
10/31/16	$934,840	$951,658
11/30/16	$946,378	$963,393
12/31/16	$997,114	$1,007,881
1/31/17	$1,003,477	$1,010,085
2/28/17	$1,031,919	$1,032,381
3/31/17	$1,056,957	$1,058,498
4/30/17	$1,072,524	$1,074,628
5/31/17	$1,099,852	$1,098,650
6/30/17	$1,090,554	$1,091,256
7/31/17	$1,099,780	$1,099,999
8/31/17	$1,102,316	$1,101,052
9/30/17	$1,138,576	$1,132,038
10/31/17	$1,176,746	$1,166,557
11/30/17	$1,172,497	$1,161,695
12/31/17	$1,183,240	$1,177,638
1/31/18	$1,201,246	$1,193,713
2/28/18	$1,163,399	$1,156,888
3/31/18	$1,136,718	$1,133,322
4/30/18	$1,193,878	$1,185,092
5/31/18	$1,189,654	$1,179,283
6/30/18	$1,187,856	$1,177,928
7/31/18	$1,223,167	$1,211,202
8/31/18	$1,200,568	$1,193,162
9/30/18	$1,220,879	$1,212,258
10/31/18	$1,143,771	$1,136,721
11/30/18	$1,138,059	$1,136,478
12/31/18	$1,063,148	$1,072,083
1/31/19	$1,134,429	$1,133,432
2/28/19	$1,173,861	$1,174,662
3/31/19	$1,192,578	$1,192,817
4/30/19	$1,237,727	$1,235,372
5/31/19	$1,177,009	$1,180,934
6/30/19	$1,239,456	$1,234,609
7/31/19	$1,253,702	$1,245,642
8/31/19	$1,212,545	$1,218,082
9/30/19	$1,257,573	$1,263,123
10/31/19	$1,283,738	$1,286,986
11/30/19	$1,313,174	$1,315,677
12/31/19	$1,340,855	$1,336,241
1/31/20	$1,328,929	$1,321,926
2/29/20	$1,216,481	$1,218,376
3/31/20	$1,012,114	$1,070,158
4/30/20	$1,099,065	$1,130,009
5/31/20	$1,156,453	$1,176,474
6/30/20	$1,196,451	$1,208,234
7/31/20	$1,187,756	$1,186,365
8/31/20	$1,245,144	$1,235,641
9/30/20	$1,232,970	$1,224,337
10/31/20	$1,187,756	$1,177,037
11/30/20	$1,356,441	$1,335,190
12/31/20	$1,398,178	$1,369,664
1/31/21	$1,399,917	$1,365,227
2/28/21	$1,434,698	$1,401,273
3/31/21	$1,504,259	$1,474,101
4/30/21	$1,525,127	$1,493,553
5/31/21	$1,566,864	$1,525,610
6/30/21	$1,579,485	$1,546,930
7/31/21	$1,586,600	$1,553,773
8/31/21	$1,623,952	$1,589,181
9/30/21	$1,600,222	$1,569,688
10/31/21	$1,624,355	$1,604,943
11/30/21	$1,570,519	$1,566,061
12/31/21	$1,654,473	$1,635,779
1/31/22	$1,587,173	$1,577,857
2/28/22	$1,547,914	$1,544,084
3/31/22	$1,579,695	$1,578,426
4/30/22	$1,547,914	$1,559,216
5/31/22	$1,540,436	$1,557,364
6/30/22	$1,428,224	$1,463,569
7/31/22	$1,513,803	$1,541,726
8/31/22	$1,477,670	$1,509,849
9/30/22	$1,371,295	$1,422,371
10/31/22	$1,448,769	$1,501,039
11/30/22	$1,537,865	$1,605,704
12/31/22	$1,504,671	$1,560,459
1/31/23	$1,619,940	$1,664,161
2/28/23	$1,636,407	$1,677,851
3/31/23	$1,630,744	$1,690,423
4/30/23	$1,672,186	$1,733,067
5/31/23	$1,647,321	$1,710,232
6/30/23	$1,715,009	$1,775,563
7/31/23	$1,755,437	$1,809,843
8/31/23	$1,723,520	$1,781,158
9/30/23	$1,707,234	$1,765,893
10/31/23	$1,643,922	$1,711,204
11/30/23	$1,757,447	$1,814,474
12/31/23	$1,816,433	$1,871,703
1/31/24	$1,877,509	$1,923,205
2/29/24	$1,929,536	$1,985,015
3/31/24	$2,012,146	$2,068,412
4/30/24	$1,995,975	$2,055,095
5/31/24	$2,053,729	$2,110,815
6/30/24	$2,046,940	$2,103,617
7/31/24	$2,070,881	$2,124,696
8/31/24	$2,087,639	$2,138,219
9/30/24	$2,093,453	$2,134,602
10/31/24	$2,041,365	$2,107,749
11/30/24	$2,071,130	$2,123,571
12/31/24	$2,083,545	$2,136,440
1/31/25	$2,197,886	$2,243,381
2/28/25	$2,230,918	$2,268,543
3/31/25	$2,167,395	$2,208,274

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.72%	16.45%	8.04%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,099,249,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 13,156,000
InvestmentCompanyPortfolioTurnover	565.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026559
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE Hedged USD Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,012,136	$1,011,408
5/31/15	$1,031,553	$1,026,999
6/30/15	$979,706	$980,722
7/31/15	$1,016,770	$1,015,112
8/31/15	$917,934	$937,360
9/30/15	$854,785	$892,720
10/31/15	$931,804	$963,427
11/30/15	$943,167	$975,856
12/31/15	$915,129	$949,499
1/31/16	$852,061	$895,404
2/29/16	$813,448	$863,527
3/31/16	$852,061	$890,195
4/30/16	$871,367	$901,563
5/31/16	$888,100	$918,937
6/30/16	$856,314	$883,622
7/31/16	$901,520	$926,372
8/31/16	$909,269	$935,790
9/30/16	$920,189	$939,684
10/31/16	$937,061	$951,658
11/30/16	$948,742	$963,393
12/31/16	$999,729	$1,007,881
1/31/17	$1,006,238	$1,010,085
2/28/17	$1,034,876	$1,032,381
3/31/17	$1,060,120	$1,058,498
4/30/17	$1,075,864	$1,074,628
5/31/17	$1,103,417	$1,098,650
6/30/17	$1,094,225	$1,091,256
7/31/17	$1,103,624	$1,099,999
8/31/17	$1,106,309	$1,101,052
9/30/17	$1,142,839	$1,132,038
10/31/17	$1,181,300	$1,166,557
11/30/17	$1,177,179	$1,161,695
12/31/17	$1,188,115	$1,177,638
1/31/18	$1,206,351	$1,193,713
2/28/18	$1,168,477	$1,156,888
3/31/18	$1,141,825	$1,133,322
4/30/18	$1,199,337	$1,185,092
5/31/18	$1,195,129	$1,179,283
6/30/18	$1,192,838	$1,177,928
7/31/18	$1,229,411	$1,211,202
8/31/18	$1,206,904	$1,193,162
9/30/18	$1,227,968	$1,212,258
10/31/18	$1,149,799	$1,136,721
11/30/18	$1,144,114	$1,136,478
12/31/18	$1,068,158	$1,072,083
1/31/19	$1,140,576	$1,133,432
2/28/19	$1,181,310	$1,174,662
3/31/19	$1,199,814	$1,192,817
4/30/19	$1,244,711	$1,235,372
5/31/19	$1,184,333	$1,180,934
6/30/19	$1,246,684	$1,234,609
7/31/19	$1,262,424	$1,245,642
8/31/19	$1,219,924	$1,218,082
9/30/19	$1,265,080	$1,263,123
10/31/19	$1,292,723	$1,286,986
11/30/19	$1,321,992	$1,315,677
12/31/19	$1,349,771	$1,336,241
1/31/20	$1,337,916	$1,321,926
2/29/20	$1,226,141	$1,218,376
3/31/20	$1,020,091	$1,070,158
4/30/20	$1,106,539	$1,130,009
5/31/20	$1,165,324	$1,176,474
6/30/20	$1,206,819	$1,208,234
7/31/20	$1,198,175	$1,186,365
8/31/20	$1,255,230	$1,235,641
9/30/20	$1,243,128	$1,224,337
10/31/20	$1,196,446	$1,177,037
11/30/20	$1,367,613	$1,335,190
12/31/20	$1,410,838	$1,369,664
1/31/21	$1,412,567	$1,365,227
2/28/21	$1,447,146	$1,401,273
3/31/21	$1,518,034	$1,474,101
4/30/21	$1,540,510	$1,493,553
5/31/21	$1,582,005	$1,525,610
6/30/21	$1,594,648	$1,546,930
7/31/21	$1,601,720	$1,553,773
8/31/21	$1,638,846	$1,589,181
9/30/21	$1,615,645	$1,569,688
10/31/21	$1,639,622	$1,604,943
11/30/21	$1,586,136	$1,566,061
12/31/21	$1,670,404	$1,635,779
1/31/22	$1,603,513	$1,577,857
2/28/22	$1,562,636	$1,544,084
3/31/22	$1,596,081	$1,578,426
4/30/22	$1,564,494	$1,559,216
5/31/22	$1,557,062	$1,557,364
6/30/22	$1,444,009	$1,463,569
7/31/22	$1,530,952	$1,541,726
8/31/22	$1,495,041	$1,509,849
9/30/22	$1,387,876	$1,422,371
10/31/22	$1,464,874	$1,501,039
11/30/22	$1,555,346	$1,605,704
12/31/22	$1,523,005	$1,560,459
1/31/23	$1,639,530	$1,664,161
2/28/23	$1,655,884	$1,677,851
3/31/23	$1,650,950	$1,690,423
4/30/23	$1,692,121	$1,733,067
5/31/23	$1,667,418	$1,710,232
6/30/23	$1,734,878	$1,775,563
7/31/23	$1,777,141	$1,809,843
8/31/23	$1,745,444	$1,781,158
9/30/23	$1,729,985	$1,765,893
10/31/23	$1,664,948	$1,711,204
11/30/23	$1,779,847	$1,814,474
12/31/23	$1,840,778	$1,871,703
1/31/24	$1,901,389	$1,923,205
2/29/24	$1,955,265	$1,985,015
3/31/24	$2,037,809	$2,068,412
4/30/24	$2,021,764	$2,055,095
5/31/24	$2,081,362	$2,110,815
6/30/24	$2,072,892	$2,103,617
7/31/24	$2,099,011	$2,124,696
8/31/24	$2,118,007	$2,138,219
9/30/24	$2,122,103	$2,134,602
10/31/24	$2,070,465	$2,107,749
11/30/24	$2,099,972	$2,123,571
12/31/24	$2,114,625	$2,136,440
1/31/25	$2,230,425	$2,243,381
2/28/25	$2,263,152	$2,268,543
3/31/25	$2,197,699	$2,208,274

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.85%	16.59%	8.19%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,099,249,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 13,156,000
InvestmentCompanyPortfolioTurnover	565.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064140
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PIUHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Hedged USD Index contributed to absolute performance, as the MSCI EAFE Hedged USD Index returned 6.76%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	MSCI EAFE Hedged USD Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,010,989	$1,011,408
5/31/15	$1,030,525	$1,026,999
6/30/15	$978,217	$980,722
7/31/15	$1,015,507	$1,015,112
8/31/15	$917,312	$937,360
9/30/15	$853,614	$892,720
10/31/15	$931,100	$963,427
11/30/15	$941,262	$975,856
12/31/15	$914,044	$949,499
1/31/16	$850,605	$895,404
2/29/16	$811,764	$863,527
3/31/16	$850,605	$890,195
4/30/16	$870,025	$901,563
5/31/16	$886,856	$918,937
6/30/16	$854,652	$883,622
7/31/16	$898,813	$926,372
8/31/16	$906,606	$935,790
9/30/16	$917,287	$939,684
10/31/16	$935,554	$951,658
11/30/16	$945,993	$963,393
12/31/16	$998,336	$1,007,881
1/31/17	$1,003,570	$1,010,085
2/28/17	$1,032,356	$1,032,381
3/31/17	$1,057,583	$1,058,498
4/30/17	$1,072,089	$1,074,628
5/31/17	$1,099,781	$1,098,650
6/30/17	$1,091,715	$1,091,256
7/31/17	$1,099,812	$1,099,999
8/31/17	$1,103,860	$1,101,052
9/30/17	$1,140,349	$1,132,038
10/31/17	$1,176,244	$1,166,557
11/30/17	$1,173,483	$1,161,695
12/31/17	$1,184,200	$1,177,638
1/31/18	$1,202,527	$1,193,713
2/28/18	$1,164,463	$1,156,888
3/31/18	$1,137,678	$1,133,322
4/30/18	$1,195,478	$1,185,092
5/31/18	$1,189,839	$1,179,283
6/30/18	$1,188,743	$1,177,928
7/31/18	$1,224,081	$1,211,202
8/31/18	$1,201,465	$1,193,162
9/30/18	$1,222,320	$1,212,258
10/31/18	$1,145,211	$1,136,721
11/30/18	$1,139,500	$1,136,478
12/31/18	$1,063,159	$1,072,083
1/31/19	$1,135,958	$1,133,432
2/28/19	$1,175,390	$1,174,662
3/31/19	$1,193,510	$1,192,817
4/30/19	$1,238,636	$1,235,372
5/31/19	$1,177,949	$1,180,934
6/30/19	$1,240,486	$1,234,609
7/31/19	$1,256,309	$1,245,642
8/31/19	$1,213,588	$1,218,082
9/30/19	$1,258,740	$1,263,123
10/31/19	$1,284,895	$1,286,986
11/30/19	$1,315,955	$1,315,677
12/31/19	$1,343,646	$1,336,241
1/31/20	$1,330,022	$1,321,926
2/29/20	$1,219,329	$1,218,376
3/31/20	$1,013,480	$1,070,158
4/30/20	$1,100,400	$1,130,009
5/31/20	$1,157,766	$1,176,474
6/30/20	$1,199,488	$1,208,234
7/31/20	$1,190,796	$1,186,365
8/31/20	$1,248,163	$1,235,641
9/30/20	$1,235,994	$1,224,337
10/31/20	$1,189,057	$1,177,037
11/30/20	$1,359,420	$1,335,190
12/31/20	$1,401,141	$1,369,664
1/31/21	$1,402,879	$1,365,227
2/28/21	$1,437,647	$1,401,273
3/31/21	$1,507,182	$1,474,101
4/30/21	$1,529,782	$1,493,553
5/31/21	$1,571,503	$1,525,610
6/30/21	$1,583,971	$1,546,930
7/31/21	$1,591,082	$1,553,773
8/31/21	$1,626,637	$1,589,181
9/30/21	$1,604,804	$1,569,688
10/31/21	$1,628,923	$1,604,943
11/30/21	$1,575,120	$1,566,061
12/31/21	$1,657,561	$1,635,779
1/31/22	$1,590,287	$1,577,857
2/28/22	$1,551,044	$1,544,084
3/31/22	$1,584,681	$1,578,426
4/30/22	$1,552,913	$1,559,216
5/31/22	$1,543,569	$1,557,364
6/30/22	$1,431,476	$1,463,569
7/31/22	$1,518,923	$1,541,726
8/31/22	$1,482,804	$1,509,849
9/30/22	$1,376,550	$1,422,371
10/31/22	$1,452,057	$1,501,039
11/30/22	$1,543,052	$1,605,704
12/31/22	$1,510,046	$1,560,459
1/31/23	$1,625,254	$1,664,161
2/28/23	$1,641,712	$1,677,851
3/31/23	$1,636,459	$1,690,423
4/30/23	$1,677,889	$1,733,067
5/31/23	$1,653,031	$1,710,232
6/30/23	$1,720,635	$1,775,563
7/31/23	$1,761,045	$1,809,843
8/31/23	$1,729,142	$1,781,158
9/30/23	$1,713,162	$1,765,893
10/31/23	$1,649,873	$1,711,204
11/30/23	$1,763,356	$1,814,474
12/31/23	$1,821,925	$1,871,703
1/31/24	$1,882,957	$1,923,205
2/29/24	$1,937,208	$1,985,015
3/31/24	$2,019,993	$2,068,412
4/30/24	$2,003,833	$2,055,095
5/31/24	$2,061,547	$2,110,815
6/30/24	$2,052,613	$2,103,617
7/31/24	$2,078,929	$2,124,696
8/31/24	$2,095,675	$2,138,219
9/30/24	$2,101,775	$2,134,602
10/31/24	$2,049,726	$2,107,749
11/30/24	$2,079,468	$2,123,571
12/31/24	$2,093,644	$2,136,440
1/31/25	$2,207,843	$2,243,381
2/28/25	$2,240,833	$2,268,543
3/31/25	$2,174,852	$2,208,274

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.67%	16.50%	8.08%
MSCI EAFE Hedged USD Index	6.76%	15.59%	8.24%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,099,249,000
Holdings Count | Holding	1,483
Advisory Fees Paid, Amount	$ 13,156,000
InvestmentCompanyPortfolioTurnover	565.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,099,249
# of Portfolio Holdings	1,483
Portfolio Turnover Rate	565%
Total Net Advisory Fees Paid During the Reporting Period	$13,156
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.9%
Asset-Backed Securities	27.5%
Non-Agency Mortgage-Backed Securities	8.7%
Sovereign Issues	7.1%
U.S. Treasury Obligations	6.5%
Corporate Bonds & Notes	6.0%
Common Stocks	1.4%
Loan Participations and Assignments	0.2%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	41.9%
Affiliated Investments	10.4%
Financial Derivative Instruments	(0.9%)
Other Assets and Liabilities, Net	(60.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000039231
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Class A
Trading Symbol	PPUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	MSCI EAFE Index
3/31/15	$9,622	$10,000
4/30/15	$10,030	$10,408
5/31/15	$10,000	$10,355
6/30/15	$9,653	$10,062
7/31/15	$9,853	$10,271
8/31/15	$8,947	$9,515
9/30/15	$8,297	$9,032
10/31/15	$9,003	$9,738
11/30/15	$8,893	$9,586
12/31/15	$8,763	$9,457
1/31/16	$8,042	$8,773
2/29/16	$7,802	$8,613
3/31/16	$8,411	$9,173
4/30/16	$8,747	$9,439
5/31/16	$8,667	$9,353
6/30/16	$8,362	$9,039
7/31/16	$8,843	$9,497
8/31/16	$8,859	$9,504
9/30/16	$9,003	$9,620
10/31/16	$8,891	$9,424
11/30/16	$8,683	$9,236
12/31/16	$9,051	$9,552
1/31/17	$9,356	$9,829
2/28/17	$9,516	$9,969
3/31/17	$9,788	$10,244
4/30/17	$10,029	$10,505
5/31/17	$10,413	$10,890
6/30/17	$10,411	$10,871
7/31/17	$10,718	$11,184
8/31/17	$10,734	$11,180
9/30/17	$11,028	$11,458
10/31/17	$11,208	$11,632
11/30/17	$11,306	$11,754
12/31/17	$11,440	$11,943
1/31/18	$12,033	$12,542
2/28/18	$11,491	$11,976
3/31/18	$11,255	$11,760
4/30/18	$11,546	$12,029
5/31/18	$11,290	$11,758
6/30/18	$11,159	$11,615
7/31/18	$11,436	$11,901
8/31/18	$11,142	$11,671
9/30/18	$11,258	$11,772
10/31/18	$10,348	$10,835
11/30/18	$10,260	$10,821
12/31/18	$9,694	$10,296
1/31/19	$10,388	$10,973
2/28/19	$10,646	$11,252
3/31/19	$10,725	$11,323
4/30/19	$11,062	$11,642
5/31/19	$10,487	$11,083
6/30/19	$11,129	$11,740
7/31/19	$10,990	$11,591
8/31/19	$10,613	$11,291
9/30/19	$10,911	$11,614
10/31/19	$11,351	$12,032
11/30/19	$11,471	$12,167
12/31/19	$11,889	$12,563
1/31/20	$11,687	$12,300
2/29/20	$10,599	$11,188
3/31/20	$8,786	$9,695
4/30/20	$9,491	$10,321
5/31/20	$9,954	$10,771
6/30/20	$10,368	$11,138
7/31/20	$10,652	$11,397
8/31/20	$11,261	$11,983
9/30/20	$10,997	$11,672
10/31/20	$10,591	$11,206
11/30/20	$12,275	$12,943
12/31/20	$12,884	$13,545
1/31/21	$12,783	$13,400
2/28/21	$13,026	$13,701
3/31/21	$13,290	$14,016
4/30/21	$13,716	$14,438
5/31/21	$14,223	$14,908
6/30/21	$14,002	$14,741
7/31/21	$14,091	$14,852
8/31/21	$14,338	$15,114
9/30/21	$13,906	$14,675
10/31/21	$14,136	$15,036
11/30/21	$13,445	$14,336
12/31/21	$14,170	$15,070
1/31/22	$13,445	$14,342
2/28/22	$13,123	$14,088
3/31/22	$13,131	$14,179
4/30/22	$12,227	$13,262
5/31/22	$12,299	$13,361
6/30/22	$11,015	$12,121
7/31/22	$11,600	$12,725
8/31/22	$11,006	$12,121
9/30/22	$9,820	$10,987
10/31/22	$10,292	$11,578
11/30/22	$11,464	$12,882
12/31/22	$11,509	$12,892
1/31/23	$12,503	$13,936
2/28/23	$12,241	$13,645
3/31/23	$12,425	$13,984
4/30/23	$12,778	$14,378
5/31/23	$12,281	$13,770
6/30/23	$12,818	$14,397
7/31/23	$13,250	$14,862
8/31/23	$12,739	$14,293
9/30/23	$12,271	$13,805
10/31/23	$11,705	$13,245
11/30/23	$12,850	$14,475
12/31/23	$13,602	$15,244
1/31/24	$13,708	$15,331
2/29/24	$13,962	$15,612
3/31/24	$14,427	$16,125
4/30/24	$14,005	$15,712
5/31/24	$14,577	$16,321
6/30/24	$14,331	$16,058
7/31/24	$14,804	$16,529
8/31/24	$15,263	$17,066
9/30/24	$15,443	$17,224
10/31/24	$14,507	$16,287
11/30/24	$14,507	$16,195
12/31/24	$14,158	$15,826
1/31/25	$14,938	$16,658
2/28/25	$15,299	$16,981
3/31/25	$15,243	$16,913

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.65%	11.65%	4.71%
Class A (including sales charge)	1.72%	10.80%	4.31%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 153,580,000
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 688,000
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000039232
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Class C
Trading Symbol	PPUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.94%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	MSCI EAFE Index
3/31/15	$10,000	$10,000
4/30/15	$10,405	$10,408
5/31/15	$10,372	$10,355
6/30/15	$10,021	$10,062
7/31/15	$10,218	$10,271
8/31/15	$9,265	$9,515
9/30/15	$8,586	$9,032
10/31/15	$9,324	$9,738
11/30/15	$9,190	$9,586
12/31/15	$9,050	$9,457
1/31/16	$8,298	$8,773
2/29/16	$8,058	$8,613
3/31/16	$8,674	$9,173
4/30/16	$9,016	$9,439
5/31/16	$8,931	$9,353
6/30/16	$8,623	$9,039
7/31/16	$9,102	$9,497
8/31/16	$9,102	$9,504
9/30/16	$9,256	$9,620
10/31/16	$9,136	$9,424
11/30/16	$8,913	$9,236
12/31/16	$9,290	$9,552
1/31/17	$9,581	$9,829
2/28/17	$9,752	$9,969
3/31/17	$10,025	$10,244
4/30/17	$10,265	$10,505
5/31/17	$10,641	$10,890
6/30/17	$10,644	$10,871
7/31/17	$10,955	$11,184
8/31/17	$10,955	$11,180
9/30/17	$11,248	$11,458
10/31/17	$11,422	$11,632
11/30/17	$11,509	$11,754
12/31/17	$11,650	$11,943
1/31/18	$12,246	$12,542
2/28/18	$11,686	$11,976
3/31/18	$11,438	$11,760
4/30/18	$11,729	$12,029
5/31/18	$11,456	$11,758
6/30/18	$11,321	$11,615
7/31/18	$11,597	$11,901
8/31/18	$11,284	$11,671
9/30/18	$11,403	$11,772
10/31/18	$10,473	$10,835
11/30/18	$10,380	$10,821
12/31/18	$9,793	$10,296
1/31/19	$10,491	$10,973
2/28/19	$10,724	$11,252
3/31/19	$10,809	$11,323
4/30/19	$11,147	$11,642
5/31/19	$10,555	$11,083
6/30/19	$11,204	$11,740
7/31/19	$11,056	$11,591
8/31/19	$10,653	$11,291
9/30/19	$10,970	$11,614
10/31/19	$11,395	$12,032
11/30/19	$11,502	$12,167
12/31/19	$11,942	$12,563
1/31/20	$11,706	$12,300
2/29/20	$10,615	$11,188
3/31/20	$8,796	$9,695
4/30/20	$9,481	$10,321
5/31/20	$9,951	$10,771
6/30/20	$10,358	$11,138
7/31/20	$10,637	$11,397
8/31/20	$11,219	$11,983
9/30/20	$10,982	$11,672
10/31/20	$10,551	$11,206
11/30/20	$12,209	$12,943
12/31/20	$12,812	$13,545
1/31/21	$12,705	$13,400
2/28/21	$12,942	$13,701
3/31/21	$13,200	$14,016
4/30/21	$13,609	$14,438
5/31/21	$14,104	$14,908
6/30/21	$13,872	$14,741
7/31/21	$13,967	$14,852
8/31/21	$14,207	$15,114
9/30/21	$13,768	$14,675
10/31/21	$13,988	$15,036
11/30/21	$13,299	$14,336
12/31/21	$13,995	$15,070
1/31/22	$13,271	$14,342
2/28/22	$12,952	$14,088
3/31/22	$12,951	$14,179
4/30/22	$12,043	$13,262
5/31/22	$12,110	$13,361
6/30/22	$10,844	$12,121
7/31/22	$11,407	$12,725
8/31/22	$10,825	$12,121
9/30/22	$9,653	$10,987
10/31/22	$10,103	$11,578
11/30/22	$11,248	$12,882
12/31/22	$11,285	$12,892
1/31/23	$12,256	$13,936
2/28/23	$11,991	$13,645
3/31/23	$12,153	$13,984
4/30/23	$12,506	$14,378
5/31/23	$12,006	$13,770
6/30/23	$12,521	$14,397
7/31/23	$12,933	$14,862
8/31/23	$12,432	$14,293
9/30/23	$11,973	$13,805
10/31/23	$11,412	$13,245
11/30/23	$12,506	$14,475
12/31/23	$13,235	$15,244
1/31/24	$13,340	$15,331
2/29/24	$13,565	$15,612
3/31/24	$14,022	$16,125
4/30/24	$13,608	$15,712
5/31/24	$14,144	$16,321
6/30/24	$13,895	$16,058
7/31/24	$14,349	$16,529
8/31/24	$14,788	$17,066
9/30/24	$14,950	$17,224
10/31/24	$14,038	$16,287
11/30/24	$14,022	$16,195
12/31/24	$13,680	$15,826
1/31/25	$14,415	$16,658
2/28/25	$14,758	$16,981
3/31/25	$14,707	$16,913

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	4.89%	10.83%	3.93%
Class C (including sales charge)	3.93%	10.83%	3.93%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 153,580,000
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 688,000
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200458
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	I-3
Trading Symbol	PSKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	MSCI EAFE Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,041,411	$1,040,829
5/31/15	$1,038,201	$1,035,501
6/30/15	$1,003,489	$1,006,162
7/31/15	$1,023,679	$1,027,053
8/31/15	$929,782	$951,500
9/30/15	$862,787	$903,187
10/31/15	$936,166	$973,789
11/30/15	$924,869	$958,639
12/31/15	$910,815	$945,723
1/31/16	$835,623	$877,334
2/29/16	$812,679	$861,260
3/31/16	$876,213	$917,300
4/30/16	$910,369	$943,857
5/31/16	$902,099	$935,283
6/30/16	$870,996	$903,888
7/31/16	$921,446	$949,698
8/31/16	$922,960	$950,372
9/30/16	$939,152	$962,047
10/31/16	$927,620	$942,368
11/30/16	$906,315	$923,600
12/31/16	$943,688	$955,182
1/31/17	$976,162	$982,889
2/28/17	$993,975	$996,944
3/31/17	$1,021,547	$1,024,389
4/30/17	$1,047,489	$1,050,454
5/31/17	$1,086,450	$1,089,010
6/30/17	$1,086,752	$1,087,084
7/31/17	$1,119,543	$1,118,442
8/31/17	$1,122,693	$1,118,020
9/30/17	$1,151,773	$1,145,837
10/31/17	$1,171,569	$1,163,237
11/30/17	$1,181,395	$1,175,438
12/31/17	$1,197,810	$1,194,305
1/31/18	$1,257,972	$1,254,211
2/28/18	$1,200,966	$1,197,601
3/31/18	$1,177,820	$1,176,016
4/30/18	$1,209,002	$1,202,867
5/31/18	$1,182,946	$1,175,829
6/30/18	$1,168,946	$1,161,464
7/31/18	$1,198,828	$1,190,054
8/31/18	$1,167,188	$1,167,071
9/30/18	$1,180,000	$1,177,200
10/31/18	$1,083,891	$1,083,504
11/30/18	$1,076,772	$1,082,138
12/31/18	$1,014,697	$1,029,607
1/31/19	$1,089,041	$1,097,273
2/28/19	$1,115,162	$1,125,244
3/31/19	$1,125,208	$1,132,340
4/30/19	$1,161,376	$1,164,176
5/31/19	$1,099,087	$1,108,265
6/30/19	$1,166,968	$1,174,014
7/31/19	$1,152,859	$1,159,107
8/31/19	$1,112,549	$1,129,080
9/30/19	$1,145,479	$1,161,435
10/31/19	$1,192,109	$1,203,164
11/30/19	$1,204,274	$1,216,727
12/31/19	$1,249,555	$1,256,270
1/31/20	$1,227,059	$1,230,030
2/29/20	$1,114,578	$1,118,838
3/31/20	$922,339	$969,509
4/30/20	$995,962	$1,032,141
5/31/20	$1,047,090	$1,077,086
6/30/20	$1,091,583	$1,113,760
7/31/20	$1,120,417	$1,139,721
8/31/20	$1,184,265	$1,198,315
9/30/20	$1,159,550	$1,167,178
10/31/20	$1,114,239	$1,120,574
11/30/20	$1,291,363	$1,294,278
12/31/20	$1,357,270	$1,354,457
1/31/21	$1,346,972	$1,340,027
2/28/21	$1,371,687	$1,370,083
3/31/21	$1,400,522	$1,401,585
4/30/21	$1,445,833	$1,443,758
5/31/21	$1,499,382	$1,490,841
6/30/21	$1,475,466	$1,474,063
7/31/21	$1,486,798	$1,485,162
8/31/21	$1,513,996	$1,511,359
9/30/21	$1,469,200	$1,467,498
10/31/21	$1,492,357	$1,503,592
11/30/21	$1,420,312	$1,433,609
12/31/21	$1,496,739	$1,507,015
1/31/22	$1,418,531	$1,434,190
2/28/22	$1,386,169	$1,408,832
3/31/22	$1,386,930	$1,417,887
4/30/22	$1,291,651	$1,326,157
5/31/22	$1,299,741	$1,336,099
6/30/22	$1,165,066	$1,212,126
7/31/22	$1,226,576	$1,272,526
8/31/22	$1,164,162	$1,212,088
9/30/22	$1,038,797	$1,098,700
10/31/22	$1,089,002	$1,157,783
11/30/22	$1,213,146	$1,288,191
12/31/22	$1,218,722	$1,289,226
1/31/23	$1,324,250	$1,393,623
2/28/23	$1,297,224	$1,364,543
3/31/23	$1,315,241	$1,398,362
4/30/23	$1,353,849	$1,437,842
5/31/23	$1,301,085	$1,376,995
6/30/23	$1,358,268	$1,439,662
7/31/23	$1,404,660	$1,486,244
8/31/23	$1,350,536	$1,429,303
9/30/23	$1,301,351	$1,380,481
10/31/23	$1,241,727	$1,324,514
11/30/23	$1,362,271	$1,447,452
12/31/23	$1,444,128	$1,524,354
1/31/24	$1,454,640	$1,533,126
2/29/24	$1,482,235	$1,561,189
3/31/24	$1,532,827	$1,612,536
4/30/24	$1,488,650	$1,571,241
5/31/24	$1,548,892	$1,632,103
6/30/24	$1,522,696	$1,605,755
7/31/24	$1,573,225	$1,652,862
8/31/24	$1,623,754	$1,706,607
9/30/24	$1,642,375	$1,722,366
10/31/24	$1,543,554	$1,628,702
11/30/24	$1,543,554	$1,619,462
12/31/24	$1,505,969	$1,582,632
1/31/25	$1,589,555	$1,665,802
2/28/25	$1,627,807	$1,698,108
3/31/25	$1,622,834	$1,691,257

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	5.87%	11.96%	4.96%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 153,580,000
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 688,000
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000039229
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PSKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,041,538	$1,040,829
5/31/15	$1,038,462	$1,035,501
6/30/15	$1,003,867	$1,006,162
7/31/15	$1,024,195	$1,027,053
8/31/15	$930,375	$951,500
9/30/15	$863,447	$903,187
10/31/15	$937,000	$973,789
11/30/15	$925,807	$958,639
12/31/15	$911,855	$945,723
1/31/16	$836,684	$877,334
2/29/16	$813,806	$861,260
3/31/16	$877,537	$917,300
4/30/16	$911,855	$943,857
5/31/16	$903,684	$935,283
6/30/16	$872,635	$903,888
7/31/16	$923,294	$949,698
8/31/16	$924,928	$950,372
9/30/16	$941,269	$962,047
10/31/16	$929,830	$942,368
11/30/16	$908,586	$923,600
12/31/16	$946,172	$955,182
1/31/17	$978,855	$982,889
2/28/17	$996,830	$996,944
3/31/17	$1,024,611	$1,024,389
4/30/17	$1,050,757	$1,050,454
5/31/17	$1,089,977	$1,089,010
6/30/17	$1,090,415	$1,087,084
7/31/17	$1,123,458	$1,118,442
8/31/17	$1,126,762	$1,118,020
9/30/17	$1,156,088	$1,145,837
10/31/17	$1,176,107	$1,163,237
11/30/17	$1,186,116	$1,175,438
12/31/17	$1,202,747	$1,194,305
1/31/18	$1,263,317	$1,254,211
2/28/18	$1,206,208	$1,197,601
3/31/18	$1,183,113	$1,176,016
4/30/18	$1,214,569	$1,202,867
5/31/18	$1,186,608	$1,175,829
6/30/18	$1,174,215	$1,161,464
7/31/18	$1,204,278	$1,190,054
8/31/18	$1,172,446	$1,167,071
9/30/18	$1,185,574	$1,177,200
10/31/18	$1,090,656	$1,083,504
11/30/18	$1,081,702	$1,082,138
12/31/18	$1,021,272	$1,029,607
1/31/19	$1,094,076	$1,097,273
2/28/19	$1,122,389	$1,125,244
3/31/19	$1,132,500	$1,132,340
4/30/19	$1,166,880	$1,164,176
5/31/19	$1,106,210	$1,108,265
6/30/19	$1,174,605	$1,174,014
7/31/19	$1,160,404	$1,159,107
8/31/19	$1,119,831	$1,129,080
9/30/19	$1,153,415	$1,161,435
10/31/19	$1,200,368	$1,203,164
11/30/19	$1,212,617	$1,216,727
12/31/19	$1,258,482	$1,256,270
1/31/20	$1,237,885	$1,230,030
2/29/20	$1,122,541	$1,118,838
3/31/20	$928,928	$969,509
4/30/20	$1,005,138	$1,032,141
5/31/20	$1,056,630	$1,077,086
6/30/20	$1,099,525	$1,113,760
7/31/20	$1,130,644	$1,139,721
8/31/20	$1,192,881	$1,198,315
9/30/20	$1,167,986	$1,167,178
10/31/20	$1,124,420	$1,120,574
11/30/20	$1,302,834	$1,294,278
12/31/20	$1,369,220	$1,354,457
1/31/21	$1,358,847	$1,340,027
2/28/21	$1,383,742	$1,370,083
3/31/21	$1,412,786	$1,401,585
4/30/21	$1,458,427	$1,443,758
5/31/21	$1,514,441	$1,490,841
6/30/21	$1,490,590	$1,474,063
7/31/21	$1,502,003	$1,485,162
8/31/21	$1,529,396	$1,511,359
9/30/21	$1,482,117	$1,467,498
10/31/21	$1,508,028	$1,503,592
11/30/21	$1,432,886	$1,433,609
12/31/21	$1,513,041	$1,507,015
1/31/22	$1,434,265	$1,434,190
2/28/22	$1,401,668	$1,408,832
3/31/22	$1,402,433	$1,417,887
4/30/22	$1,306,463	$1,326,157
5/31/22	$1,314,611	$1,336,099
6/30/22	$1,178,246	$1,212,126
7/31/22	$1,240,211	$1,272,526
8/31/22	$1,178,246	$1,212,088
9/30/22	$1,050,698	$1,098,700
10/31/22	$1,102,220	$1,157,783
11/30/22	$1,227,347	$1,288,191
12/31/22	$1,233,108	$1,289,226
1/31/23	$1,340,616	$1,393,623
2/28/23	$1,313,415	$1,364,543
3/31/23	$1,331,549	$1,398,362
4/30/23	$1,370,408	$1,437,842
5/31/23	$1,317,301	$1,376,995
6/30/23	$1,375,227	$1,439,662
7/31/23	$1,421,933	$1,486,244
8/31/23	$1,367,443	$1,429,303
9/30/23	$1,318,369	$1,380,481
10/31/23	$1,258,325	$1,324,514
11/30/23	$1,381,025	$1,447,452
12/31/23	$1,462,429	$1,524,354
1/31/24	$1,474,340	$1,533,126
2/29/24	$1,502,133	$1,561,189
3/31/24	$1,553,465	$1,612,536
4/30/24	$1,508,965	$1,571,241
5/31/24	$1,570,995	$1,632,103
6/30/24	$1,543,563	$1,605,755
7/31/24	$1,594,465	$1,652,862
8/31/24	$1,646,742	$1,706,607
9/30/24	$1,666,080	$1,722,366
10/31/24	$1,565,105	$1,628,702
11/30/24	$1,566,507	$1,619,462
12/31/24	$1,528,142	$1,582,632
1/31/25	$1,613,832	$1,665,802
2/28/25	$1,652,392	$1,698,108
3/31/25	$1,647,977	$1,691,257

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.08%	12.15%	5.12%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 153,580,000
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 688,000
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064167
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	I-2
Trading Symbol	PPLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index contributed to absolute performance, as the MSCI EAFE Index returned 4.88%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	MSCI EAFE Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,041,411	$1,040,829
5/31/15	$1,039,877	$1,035,501
6/30/15	$1,003,897	$1,006,162
7/31/15	$1,025,721	$1,027,053
8/31/15	$930,631	$951,500
9/30/15	$863,538	$903,187
10/31/15	$936,827	$973,789
11/30/15	$925,675	$958,639
12/31/15	$911,782	$945,723
1/31/16	$836,885	$877,334
2/29/16	$812,463	$861,260
3/31/16	$877,590	$917,300
4/30/16	$911,782	$943,857
5/31/16	$903,641	$935,283
6/30/16	$872,705	$903,888
7/31/16	$921,551	$949,698
8/31/16	$923,179	$950,372
9/30/16	$939,461	$962,047
10/31/16	$929,692	$942,368
11/30/16	$908,525	$923,600
12/31/16	$947,602	$955,182
1/31/17	$978,537	$982,889
2/28/17	$996,447	$996,944
3/31/17	$1,025,754	$1,024,389
4/30/17	$1,050,177	$1,050,454
5/31/17	$1,089,253	$1,089,010
6/30/17	$1,089,582	$1,087,084
7/31/17	$1,122,499	$1,118,442
8/31/17	$1,124,145	$1,118,020
9/30/17	$1,154,663	$1,145,837
10/31/17	$1,172,939	$1,163,237
11/30/17	$1,182,907	$1,175,438
12/31/17	$1,199,237	$1,194,305
1/31/18	$1,261,266	$1,254,211
2/28/18	$1,204,406	$1,197,601
3/31/18	$1,181,240	$1,176,016
4/30/18	$1,210,815	$1,202,867
5/31/18	$1,184,720	$1,175,829
6/30/18	$1,170,527	$1,161,464
7/31/18	$1,200,450	$1,190,054
8/31/18	$1,170,527	$1,167,071
9/30/18	$1,183,219	$1,177,200
10/31/18	$1,086,993	$1,083,504
11/30/18	$1,078,083	$1,082,138
12/31/18	$1,017,629	$1,029,607
1/31/19	$1,090,030	$1,097,273
2/28/19	$1,118,186	$1,125,244
3/31/19	$1,128,241	$1,132,340
4/30/19	$1,164,441	$1,164,176
5/31/19	$1,102,097	$1,108,265
6/30/19	$1,169,935	$1,174,014
7/31/19	$1,155,816	$1,159,107
8/31/19	$1,115,473	$1,129,080
9/30/19	$1,148,526	$1,161,435
10/31/19	$1,195,197	$1,203,164
11/30/19	$1,207,372	$1,216,727
12/31/19	$1,254,867	$1,256,270
1/31/20	$1,232,349	$1,230,030
2/29/20	$1,117,712	$1,118,838
3/31/20	$925,285	$969,509
4/30/20	$998,980	$1,032,141
5/31/20	$1,050,158	$1,077,086
6/30/20	$1,094,363	$1,113,760
7/31/20	$1,125,277	$1,139,721
8/31/20	$1,189,167	$1,198,315
9/30/20	$1,162,374	$1,167,178
10/31/20	$1,119,094	$1,120,574
11/30/20	$1,296,336	$1,294,278
12/31/20	$1,362,286	$1,354,457
1/31/21	$1,349,920	$1,340,027
2/28/21	$1,376,713	$1,370,083
3/31/21	$1,405,566	$1,401,585
4/30/21	$1,450,907	$1,443,758
5/31/21	$1,504,492	$1,490,841
6/30/21	$1,482,648	$1,474,063
7/31/21	$1,491,716	$1,485,162
8/31/21	$1,518,920	$1,511,359
9/30/21	$1,473,970	$1,467,498
10/31/21	$1,499,694	$1,503,592
11/30/21	$1,425,095	$1,433,609
12/31/21	$1,501,554	$1,507,015
1/31/22	$1,426,071	$1,434,190
2/28/22	$1,391,026	$1,408,832
3/31/22	$1,392,684	$1,417,887
4/30/22	$1,297,443	$1,326,157
5/31/22	$1,305,529	$1,336,099
6/30/22	$1,169,981	$1,212,126
7/31/22	$1,232,368	$1,272,526
8/31/22	$1,169,981	$1,212,088
9/30/22	$1,043,271	$1,098,700
10/31/22	$1,094,385	$1,157,783
11/30/22	$1,218,518	$1,288,191
12/31/22	$1,225,247	$1,289,226
1/31/23	$1,330,562	$1,393,623
2/28/23	$1,303,591	$1,364,543
3/31/23	$1,321,571	$1,398,362
4/30/23	$1,360,101	$1,437,842
5/31/23	$1,307,444	$1,376,995
6/30/23	$1,364,694	$1,439,662
7/31/23	$1,410,999	$1,486,244
8/31/23	$1,356,977	$1,429,303
9/30/23	$1,308,016	$1,380,481
10/31/23	$1,248,502	$1,324,514
11/30/23	$1,370,118	$1,447,452
12/31/23	$1,450,494	$1,524,354
1/31/24	$1,462,298	$1,533,126
2/29/24	$1,489,839	$1,561,189
3/31/24	$1,540,380	$1,612,536
4/30/24	$1,496,293	$1,571,241
5/31/24	$1,557,748	$1,632,103
6/30/24	$1,530,401	$1,605,755
7/31/24	$1,582,186	$1,652,862
8/31/24	$1,632,609	$1,706,607
9/30/24	$1,651,375	$1,722,366
10/31/24	$1,551,376	$1,628,702
11/30/24	$1,552,765	$1,619,462
12/31/24	$1,514,276	$1,582,632
1/31/25	$1,599,109	$1,665,802
2/28/25	$1,637,285	$1,698,108
3/31/25	$1,632,661	$1,691,257

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	5.99%	12.03%	5.02%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 153,580,000
Holdings Count | Holding	1,034
Advisory Fees Paid, Amount	$ 688,000
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$153,580
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	525%
Total Net Advisory Fees Paid During the Reporting Period	$688
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	51.3%
Asset-Backed Securities	30.0%
Non-Agency Mortgage-Backed Securities	9.4%
Sovereign Issues	8.4%
U.S. Treasury Obligations	7.3%
Corporate Bonds & Notes	6.6%
Common Stocks	1.4%
Short-Term Instruments	16.4%
Affiliated Investments	11.7%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	(41.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.17% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000051570
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Long Duration Fund
Class Name	Institutional Class
Trading Symbol	PSLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$376	3.65%

Expenses Paid, Amount	$ 376
Expense Ratio, Percent	3.65%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection contributed to performance, as the curve steepened at the long end.

  Positioning within financials contributed to performance as select issuers outperformed.

  Positioning within investment grade credit contributed to performance, as tactical spread beta positioning outperformed over the period.

  Exposure to securitized strategies outside of the benchmark contributed to performance, as the strategy outperformed like-duration U.S. Treasuries.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Supplemental IndexFootnote Reference1
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$984,127	$1,009,593	$985,358
5/31/15	$980,159	$1,022,576	$981,110
6/30/15	$927,154	$1,002,781	$927,268
7/31/15	$969,598	$1,023,790	$967,570
8/31/15	$896,646	$962,021	$902,095
9/30/15	$876,350	$938,217	$887,942
10/31/15	$958,924	$1,017,360	$966,920
11/30/15	$957,592	$1,020,385	$964,173
12/31/15	$928,964	$1,004,292	$941,463
1/31/16	$897,900	$954,455	$913,519
2/29/16	$912,693	$953,167	$932,675
3/31/16	$1,006,354	$1,017,828	$1,024,119
4/30/16	$1,024,139	$1,021,774	$1,040,485
5/31/16	$1,044,888	$1,040,123	$1,062,429
6/30/16	$1,098,777	$1,042,818	$1,118,075
7/31/16	$1,171,731	$1,081,265	$1,188,508
8/31/16	$1,174,708	$1,082,784	$1,189,170
9/30/16	$1,164,625	$1,082,988	$1,173,323
10/31/16	$1,112,165	$1,063,233	$1,118,403
11/30/16	$1,086,684	$1,102,610	$1,091,917
12/31/16	$1,118,642	$1,124,405	$1,120,847
1/31/17	$1,146,732	$1,145,730	$1,144,881
2/28/17	$1,214,478	$1,191,223	$1,211,278
3/31/17	$1,209,521	$1,192,612	$1,205,147
4/30/17	$1,240,916	$1,204,860	$1,235,620
5/31/17	$1,280,573	$1,221,816	$1,277,377
6/30/17	$1,296,362	$1,229,442	$1,293,834
7/31/17	$1,326,239	$1,254,723	$1,322,413
8/31/17	$1,356,117	$1,258,564	$1,354,937
9/30/17	$1,370,713	$1,284,525	$1,368,507
10/31/17	$1,406,076	$1,314,500	$1,404,538
11/30/17	$1,451,541	$1,354,816	$1,453,712
12/31/17	$1,486,310	$1,369,880	$1,496,134
1/31/18	$1,544,031	$1,448,311	$1,547,170
2/28/18	$1,443,020	$1,394,930	$1,440,365
3/31/18	$1,424,763	$1,359,480	$1,425,640
4/30/18	$1,399,840	$1,364,697	$1,400,663
5/31/18	$1,441,378	$1,397,561	$1,448,239
6/30/18	$1,448,052	$1,406,163	$1,445,818
7/31/18	$1,502,146	$1,458,492	$1,500,297
8/31/18	$1,558,320	$1,506,017	$1,559,457
9/30/18	$1,542,131	$1,514,589	$1,541,201
10/31/18	$1,395,261	$1,411,067	$1,385,195
11/30/18	$1,428,831	$1,439,822	$1,418,346
12/31/18	$1,342,281	$1,309,819	$1,336,482
1/31/19	$1,473,178	$1,414,783	$1,473,476
2/28/19	$1,516,016	$1,460,209	$1,508,857
3/31/19	$1,609,920	$1,488,583	$1,607,551
4/30/19	$1,664,777	$1,548,856	$1,662,225
5/31/19	$1,626,615	$1,450,428	$1,618,167
6/30/19	$1,771,719	$1,552,649	$1,776,643
7/31/19	$1,808,175	$1,574,964	$1,811,680
8/31/19	$1,915,110	$1,550,016	$1,923,032
9/30/19	$1,916,019	$1,579,018	$1,918,660
10/31/19	$1,951,690	$1,613,219	$1,956,140
11/30/19	$2,020,483	$1,671,777	$2,025,503
12/31/19	$2,048,311	$1,722,235	$2,059,709
1/31/20	$2,165,904	$1,721,559	$2,163,903
2/29/20	$2,064,719	$1,579,842	$2,063,721
3/31/20	$1,726,269	$1,384,711	$1,760,997
4/30/20	$2,020,395	$1,562,223	$2,077,215
5/31/20	$2,127,599	$1,636,628	$2,176,396
6/30/20	$2,207,224	$1,669,176	$2,253,453
7/31/20	$2,437,375	$1,763,293	$2,506,671
8/31/20	$2,528,880	$1,890,039	$2,585,398
9/30/20	$2,430,623	$1,818,224	$2,483,274
10/31/20	$2,315,971	$1,769,870	$2,379,884
11/30/20	$2,671,393	$1,963,607	$2,732,745
12/31/20	$2,777,927	$2,039,105	$2,832,204
1/31/21	$2,679,702	$2,018,518	$2,719,743
2/28/21	$2,652,076	$2,074,179	$2,676,414
3/31/21	$2,661,972	$2,165,019	$2,691,484
4/30/21	$2,867,744	$2,280,563	$2,889,477
5/31/21	$2,897,140	$2,296,491	$2,931,148
6/30/21	$3,075,828	$2,350,103	$3,106,313
7/31/21	$3,236,610	$2,405,929	$3,270,147
8/31/21	$3,327,486	$2,479,083	$3,358,950
9/30/21	$3,094,950	$2,363,781	$3,127,358
10/31/21	$3,344,543	$2,529,392	$3,401,318
11/30/21	$3,363,743	$2,511,866	$3,424,523
12/31/21	$3,492,779	$2,624,438	$3,550,556
1/31/22	$3,164,098	$2,488,631	$3,201,784
2/28/22	$2,984,420	$2,414,118	$3,025,825
3/31/22	$2,955,769	$2,503,753	$3,015,197
4/30/22	$2,444,024	$2,285,421	$2,491,404
5/31/22	$2,426,378	$2,289,614	$2,487,529
6/30/22	$2,132,193	$2,100,621	$2,209,361
7/31/22	$2,415,895	$2,294,307	$2,500,749
8/31/22	$2,211,984	$2,200,741	$2,286,179
9/30/22	$1,835,422	$1,998,056	$1,896,719
10/31/22	$1,902,246	$2,159,821	$1,965,946
11/30/22	$2,151,721	$2,280,521	$2,232,563
12/31/22	$1,985,103	$2,149,130	$2,066,534
1/31/23	$2,253,966	$2,284,168	$2,331,937
2/28/23	$2,088,167	$2,228,437	$2,152,375
3/31/23	$2,237,312	$2,310,252	$2,321,971
4/30/23	$2,279,131	$2,346,311	$2,366,770
5/31/23	$2,225,363	$2,356,510	$2,302,205
6/30/23	$2,376,760	$2,512,217	$2,462,656
7/31/23	$2,417,298	$2,592,922	$2,501,764
8/31/23	$2,315,201	$2,551,639	$2,392,811
9/30/23	$2,053,632	$2,429,982	$2,127,365
10/31/23	$1,905,855	$2,378,888	$1,978,242
11/30/23	$2,260,823	$2,596,140	$2,358,985
12/31/23	$2,538,768	$2,714,085	$2,649,046
1/31/24	$2,544,975	$2,759,693	$2,638,920
2/29/24	$2,607,048	$2,907,048	$2,699,281
3/31/24	$2,723,426	$3,000,582	$2,818,686
4/30/24	$2,463,216	$2,878,024	$2,542,532
5/31/24	$2,651,589	$3,020,730	$2,730,137
6/30/24	$2,758,378	$3,129,120	$2,846,581
7/31/24	$2,877,947	$3,167,209	$2,961,639
8/31/24	$2,989,212	$3,244,035	$3,084,344
9/30/24	$3,120,050	$3,313,318	$3,209,663
10/31/24	$2,937,336	$3,283,271	$3,019,235
11/30/24	$3,165,293	$3,476,003	$3,249,405
12/31/24	$2,929,129	$3,393,141	$3,006,202
1/31/25	$3,016,913	$3,487,632	$3,090,484
2/28/25	$3,110,072	$3,442,124	$3,170,454
3/31/25	$2,886,552	$3,248,180	$2,948,377

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.99%	10.83%	11.18%
S&P 500 Index	8.25%	18.59%	12.50%
Supplemental IndexFootnote Reference1	4.65%	11.01%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 527,740,000
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 2,349,000
InvestmentCompanyPortfolioTurnover	286.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$527,740
# of Portfolio Holdings	968
Portfolio Turnover Rate	286%
Total Net Advisory Fees Paid During the Reporting Period	$2,349
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	74.2%
Corporate Bonds & Notes	62.3%
U.S. Government Agencies	45.2%
Sovereign Issues	4.3%
Municipal Bonds & Notes	2.4%
Asset-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	1.6%
Other Investments	0.1%
Short-Term Instruments	3.8%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(95.9%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.98% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.98% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000031215
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Class A
Trading Symbol	PSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$9,622	$10,000	$10,000
4/30/15	$9,538	$10,096	$9,904
5/31/15	$9,412	$10,226	$9,777
6/30/15	$9,562	$10,028	$9,966
7/31/15	$9,392	$10,238	$9,757
8/31/15	$9,758	$9,620	$10,346
9/30/15	$9,737	$9,382	$10,602
10/31/15	$9,056	$10,174	$9,708
11/30/15	$9,048	$10,204	$9,679
12/31/15	$9,169	$10,043	$9,831
1/31/16	$9,537	$9,545	$10,319
2/29/16	$9,476	$9,532	$10,333
3/31/16	$8,994	$10,178	$9,632
4/30/16	$9,064	$10,218	$9,595
5/31/16	$8,906	$10,401	$9,422
6/30/16	$8,898	$10,428	$9,398
7/31/16	$8,644	$10,813	$9,052
8/31/16	$8,644	$10,828	$9,039
9/30/16	$8,687	$10,830	$9,037
10/31/16	$8,880	$10,632	$9,202
11/30/16	$8,547	$11,026	$8,861
12/31/16	$8,451	$11,244	$8,686
1/31/17	$8,346	$11,457	$8,521
2/28/17	$8,101	$11,912	$8,183
3/31/17	$8,101	$11,926	$8,173
4/30/17	$8,031	$12,049	$8,089
5/31/17	$7,943	$12,218	$7,976
6/30/17	$7,917	$12,294	$7,926
7/31/17	$7,785	$12,547	$7,763
8/31/17	$7,794	$12,586	$7,739
9/30/17	$7,669	$12,845	$7,579
10/31/17	$7,527	$13,145	$7,403
11/30/17	$7,314	$13,548	$7,176
12/31/17	$7,239	$13,699	$7,096
1/31/18	$6,875	$14,483	$6,690
2/28/18	$7,114	$13,949	$6,936
3/31/18	$7,297	$13,595	$7,112
4/30/18	$7,297	$13,647	$7,085
5/31/18	$7,146	$13,976	$6,914
6/30/18	$7,128	$14,062	$6,872
7/31/18	$6,897	$14,585	$6,616
8/31/18	$6,665	$15,060	$6,401
9/30/18	$6,665	$15,146	$6,364
10/31/18	$7,146	$14,111	$6,799
11/30/18	$6,968	$14,398	$6,661
12/31/18	$7,589	$13,098	$7,262
1/31/19	$7,078	$14,148	$6,680
2/28/19	$6,889	$14,602	$6,466
3/31/19	$6,785	$14,886	$6,340
4/30/19	$6,568	$15,489	$6,083
5/31/19	$7,011	$14,504	$6,470
6/30/19	$6,586	$15,526	$6,014
7/31/19	$6,514	$15,750	$5,927
8/31/19	$6,559	$15,500	$6,021
9/30/19	$6,459	$15,790	$5,909
10/31/19	$6,360	$16,132	$5,781
11/30/19	$6,161	$16,718	$5,571
12/31/19	$6,025	$17,222	$5,403
1/31/20	$6,061	$17,216	$5,405
2/29/20	$6,568	$15,798	$5,850
3/31/20	$6,776	$13,847	$6,572
4/30/20	$6,043	$15,622	$5,730
5/31/20	$5,790	$16,366	$5,457
6/30/20	$5,684	$16,692	$5,348
7/31/20	$5,400	$17,633	$5,047
8/31/20	$5,080	$18,900	$4,684
9/30/20	$5,279	$18,182	$4,862
10/31/20	$5,428	$17,699	$4,991
11/30/20	$4,898	$19,636	$4,445
12/31/20	$4,751	$20,391	$4,274
1/31/21	$4,827	$20,185	$4,317
2/28/21	$4,676	$20,742	$4,198
3/31/21	$4,490	$21,650	$4,014
4/30/21	$4,267	$22,806	$3,800
5/31/21	$4,239	$22,965	$3,773
6/30/21	$4,134	$23,501	$3,685
7/31/21	$4,039	$24,059	$3,598
8/31/21	$3,944	$24,791	$3,488
9/30/21	$4,144	$23,638	$3,651
10/31/21	$3,849	$25,294	$3,395
11/30/21	$3,868	$25,119	$3,418
12/31/21	$3,693	$26,244	$3,265
1/31/22	$3,883	$24,886	$3,434
2/28/22	$3,973	$24,141	$3,537
3/31/22	$3,811	$25,038	$3,406
4/30/22	$4,139	$22,854	$3,703
5/31/22	$4,101	$22,896	$3,696
6/30/22	$4,405	$21,006	$4,001
7/31/22	$4,052	$22,943	$3,632
8/31/22	$4,214	$22,007	$3,780
9/30/22	$4,601	$19,981	$4,128
10/31/22	$4,253	$21,598	$3,794
11/30/22	$4,052	$22,805	$3,582
12/31/22	$4,315	$21,491	$3,788
1/31/23	$4,109	$22,842	$3,550
2/28/23	$4,224	$22,284	$3,637
3/31/23	$4,071	$23,103	$3,503
4/30/23	$4,037	$23,463	$3,449
5/31/23	$4,052	$23,565	$3,434
6/30/23	$3,832	$25,122	$3,207
7/31/23	$3,759	$25,929	$3,104
8/31/23	$3,852	$25,516	$3,153
9/30/23	$4,071	$24,300	$3,304
10/31/23	$4,183	$23,789	$3,373
11/30/23	$3,871	$25,961	$3,065
12/31/23	$3,754	$27,141	$2,926
1/31/24	$3,730	$27,597	$2,877
2/29/24	$3,569	$29,070	$2,723
3/31/24	$3,491	$30,006	$2,635
4/30/24	$3,662	$28,780	$2,743
5/31/24	$3,525	$30,207	$2,607
6/30/24	$3,428	$31,291	$2,513
7/31/24	$3,428	$31,672	$2,483
8/31/24	$3,364	$32,440	$2,423
9/30/24	$3,320	$33,133	$2,371
10/31/24	$3,354	$32,833	$2,392
11/30/24	$3,213	$34,760	$2,252
12/31/24	$3,315	$33,931	$2,306
1/31/25	$3,257	$34,876	$2,241
2/28/25	$3,335	$34,421	$2,271
3/31/25	$3,554	$32,482	$2,399

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	1.82%	(12.11%)	(9.48%)
Class A (including sales charge)	(2.02%)	(12.77%)	(9.83%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 86,115,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	503.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000031217
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Class C
Trading Symbol	PSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.88%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,910	$10,096	$9,904
5/31/15	$9,819	$10,226	$9,777
6/30/15	$9,964	$10,028	$9,966
7/31/15	$9,735	$10,238	$9,757
8/31/15	$10,147	$9,620	$10,346
9/30/15	$10,128	$9,382	$10,602
10/31/15	$9,406	$10,174	$9,708
11/30/15	$9,387	$10,204	$9,679
12/31/15	$9,512	$10,043	$9,831
1/31/16	$9,888	$9,545	$10,319
2/29/16	$9,822	$9,532	$10,333
3/31/16	$9,315	$10,178	$9,632
4/30/16	$9,381	$10,218	$9,595
5/31/16	$9,212	$10,401	$9,422
6/30/16	$9,202	$10,428	$9,398
7/31/16	$8,930	$10,813	$9,052
8/31/16	$8,921	$10,828	$9,039
9/30/16	$8,968	$10,830	$9,037
10/31/16	$9,156	$10,632	$9,202
11/30/16	$8,808	$11,026	$8,861
12/31/16	$8,705	$11,244	$8,686
1/31/17	$8,592	$11,457	$8,521
2/28/17	$8,329	$11,912	$8,183
3/31/17	$8,320	$11,926	$8,173
4/30/17	$8,254	$12,049	$8,089
5/31/17	$8,151	$12,218	$7,976
6/30/17	$8,122	$12,294	$7,926
7/31/17	$7,981	$12,547	$7,763
8/31/17	$7,990	$12,586	$7,739
9/30/17	$7,852	$12,845	$7,579
10/31/17	$7,709	$13,145	$7,403
11/30/17	$7,482	$13,548	$7,176
12/31/17	$7,396	$13,699	$7,096
1/31/18	$7,017	$14,483	$6,690
2/28/18	$7,264	$13,949	$6,936
3/31/18	$7,445	$13,595	$7,112
4/30/18	$7,436	$13,647	$7,085
5/31/18	$7,284	$13,976	$6,914
6/30/18	$7,255	$14,062	$6,872
7/31/18	$7,018	$14,585	$6,616
8/31/18	$6,781	$15,060	$6,401
9/30/18	$6,772	$15,146	$6,364
10/31/18	$7,255	$14,111	$6,799
11/30/18	$7,075	$14,398	$6,661
12/31/18	$7,691	$13,098	$7,262
1/31/19	$7,177	$14,148	$6,680
2/28/19	$6,977	$14,602	$6,466
3/31/19	$6,866	$14,886	$6,340
4/30/19	$6,646	$15,489	$6,083
5/31/19	$7,087	$14,504	$6,470
6/30/19	$6,646	$15,526	$6,014
7/31/19	$6,569	$15,750	$5,927
8/31/19	$6,617	$15,500	$6,021
9/30/19	$6,512	$15,790	$5,909
10/31/19	$6,406	$16,132	$5,781
11/30/19	$6,205	$16,718	$5,571
12/31/19	$6,071	$17,222	$5,403
1/31/20	$6,099	$17,216	$5,405
2/29/20	$6,598	$15,798	$5,850
3/31/20	$6,809	$13,847	$6,572
4/30/20	$6,071	$15,622	$5,730
5/31/20	$5,812	$16,366	$5,457
6/30/20	$5,701	$16,692	$5,348
7/31/20	$5,410	$17,633	$5,047
8/31/20	$5,090	$18,900	$4,684
9/30/20	$5,283	$18,182	$4,862
10/31/20	$5,430	$17,699	$4,991
11/30/20	$4,899	$19,636	$4,445
12/31/20	$4,743	$20,391	$4,274
1/31/21	$4,813	$20,185	$4,317
2/28/21	$4,663	$20,742	$4,198
3/31/21	$4,474	$21,650	$4,014
4/30/21	$4,249	$22,806	$3,800
5/31/21	$4,219	$22,965	$3,773
6/30/21	$4,108	$23,501	$3,685
7/31/21	$4,013	$24,059	$3,598
8/31/21	$3,918	$24,791	$3,488
9/30/21	$4,118	$23,638	$3,651
10/31/21	$3,818	$25,294	$3,395
11/30/21	$3,838	$25,119	$3,418
12/31/21	$3,658	$26,244	$3,265
1/31/22	$3,848	$24,886	$3,434
2/28/22	$3,933	$24,141	$3,537
3/31/22	$3,768	$25,038	$3,406
4/30/22	$4,093	$22,854	$3,703
5/31/22	$4,048	$22,896	$3,696
6/30/22	$4,350	$21,006	$4,001
7/31/22	$4,002	$22,943	$3,632
8/31/22	$4,158	$22,007	$3,780
9/30/22	$4,536	$19,981	$4,128
10/31/22	$4,194	$21,598	$3,794
11/30/22	$3,987	$22,805	$3,582
12/31/22	$4,249	$21,491	$3,788
1/31/23	$4,043	$22,842	$3,550
2/28/23	$4,153	$22,284	$3,637
3/31/23	$3,998	$23,103	$3,503
4/30/23	$3,962	$23,463	$3,449
5/31/23	$3,972	$23,565	$3,434
6/30/23	$3,757	$25,122	$3,207
7/31/23	$3,680	$25,929	$3,104
8/31/23	$3,767	$25,516	$3,153
9/30/23	$3,988	$24,300	$3,304
10/31/23	$4,090	$23,789	$3,373
11/30/23	$3,783	$25,961	$3,065
12/31/23	$3,670	$27,141	$2,926
1/31/24	$3,639	$27,597	$2,877
2/29/24	$3,480	$29,070	$2,723
3/31/24	$3,403	$30,006	$2,635
4/30/24	$3,567	$28,780	$2,743
5/31/24	$3,429	$30,207	$2,607
6/30/24	$3,337	$31,291	$2,513
7/31/24	$3,331	$31,672	$2,483
8/31/24	$3,270	$32,440	$2,423
9/30/24	$3,224	$33,133	$2,371
10/31/24	$3,255	$32,833	$2,392
11/30/24	$3,116	$34,760	$2,252
12/31/24	$3,214	$33,931	$2,306
1/31/25	$3,152	$34,876	$2,241
2/28/25	$3,229	$34,421	$2,271
3/31/25	$3,439	$32,482	$2,399

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.05%	(12.77%)	(10.12%)
Class C (including sales charge)	0.05%	(12.77%)	(10.12%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 86,115,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	503.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200451
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	I-3
Trading Symbol	PSNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$991,331	$1,009,593	$990,405
5/31/15	$982,660	$1,022,576	$977,671
6/30/15	$998,328	$1,002,781	$996,595
7/31/15	$976,594	$1,023,790	$975,716
8/31/15	$1,017,951	$962,021	$1,034,586
9/30/15	$1,016,661	$938,217	$1,060,185
10/31/15	$944,670	$1,017,360	$970,752
11/30/15	$944,554	$1,020,385	$967,867
12/31/15	$957,684	$1,004,292	$983,131
1/31/16	$995,863	$954,455	$1,031,918
2/29/16	$990,399	$953,167	$1,033,311
3/31/16	$939,511	$1,017,828	$963,212
4/30/16	$947,411	$1,021,774	$959,479
5/31/16	$931,263	$1,040,123	$942,249
6/30/16	$931,148	$1,042,818	$939,807
7/31/16	$903,436	$1,081,265	$905,157
8/31/16	$904,211	$1,082,784	$903,888
9/30/16	$909,439	$1,082,988	$903,715
10/31/16	$929,789	$1,063,233	$920,200
11/30/16	$894,087	$1,102,610	$886,120
12/31/16	$885,079	$1,124,405	$868,605
1/31/17	$874,293	$1,145,730	$852,131
2/28/17	$848,402	$1,191,223	$818,298
3/31/17	$848,294	$1,192,612	$817,343
4/30/17	$841,965	$1,204,860	$808,948
5/31/17	$832,078	$1,221,816	$797,564
6/30/17	$830,067	$1,229,442	$792,586
7/31/17	$816,560	$1,254,723	$776,287
8/31/17	$817,348	$1,258,564	$773,912
9/30/17	$804,603	$1,284,525	$757,947
10/31/17	$790,085	$1,314,500	$740,260
11/30/17	$767,466	$1,354,816	$717,557
12/31/17	$759,619	$1,369,880	$709,578
1/31/18	$721,635	$1,448,311	$668,952
2/28/18	$746,806	$1,394,930	$693,607
3/31/18	$766,912	$1,359,480	$711,235
4/30/18	$765,929	$1,364,697	$708,505
5/31/18	$750,520	$1,397,561	$691,442
6/30/18	$748,502	$1,406,163	$687,188
7/31/18	$724,913	$1,458,492	$661,616
8/31/18	$700,417	$1,506,017	$640,057
9/30/18	$700,417	$1,514,589	$636,413
10/31/18	$750,317	$1,411,067	$679,911
11/30/18	$732,171	$1,439,822	$666,056
12/31/18	$797,441	$1,309,819	$726,195
1/31/19	$744,401	$1,414,783	$668,001
2/28/19	$724,282	$1,460,209	$646,554
3/31/19	$713,314	$1,488,583	$633,990
4/30/19	$691,167	$1,548,856	$608,319
5/31/19	$738,229	$1,450,428	$646,976
6/30/19	$692,090	$1,552,649	$601,381
7/31/19	$684,707	$1,574,964	$592,738
8/31/19	$690,244	$1,550,016	$602,126
9/30/19	$680,093	$1,579,018	$590,860
10/31/19	$669,020	$1,613,219	$578,062
11/30/19	$648,719	$1,671,777	$557,079
12/31/19	$635,023	$1,722,235	$540,266
1/31/20	$638,720	$1,721,559	$540,478
2/29/20	$691,407	$1,579,842	$584,968
3/31/20	$713,592	$1,384,711	$657,219
4/30/20	$636,871	$1,562,223	$572,969
5/31/20	$610,065	$1,636,628	$545,679
6/30/20	$599,499	$1,669,176	$534,828
7/31/20	$569,571	$1,763,293	$504,671
8/31/20	$535,901	$1,890,039	$468,394
9/30/20	$557,586	$1,818,224	$486,194
10/31/20	$572,785	$1,769,870	$499,123
11/30/20	$517,691	$1,963,607	$444,487
12/31/20	$501,453	$2,039,105	$427,397
1/31/21	$509,182	$2,018,518	$431,710
2/28/21	$494,689	$2,074,179	$419,808
3/31/21	$474,241	$2,165,019	$401,422
4/30/21	$450,942	$2,280,563	$379,997
5/31/21	$448,030	$2,296,491	$377,345
6/30/21	$436,865	$2,350,103	$368,535
7/31/21	$427,157	$2,405,929	$359,779
8/31/21	$416,964	$2,479,083	$348,842
9/30/21	$438,807	$2,363,781	$365,066
10/31/21	$407,255	$2,529,392	$339,489
11/30/21	$409,197	$2,511,866	$341,839
12/31/21	$390,752	$2,624,438	$326,522
1/31/22	$411,139	$2,488,631	$343,418
2/28/22	$420,847	$2,414,118	$353,699
3/31/22	$403,372	$2,503,753	$340,567
4/30/22	$438,807	$2,285,421	$370,264
5/31/22	$434,438	$2,289,614	$369,587
6/30/22	$466,775	$2,100,621	$400,093
7/31/22	$429,667	$2,294,307	$363,202
8/31/22	$447,244	$2,200,741	$378,015
9/30/22	$488,746	$1,998,056	$412,829
10/31/22	$451,639	$2,159,821	$379,405
11/30/22	$430,155	$2,280,521	$358,203
12/31/22	$458,700	$2,149,130	$378,840
1/31/23	$436,599	$2,284,168	$355,035
2/28/23	$448,877	$2,228,437	$363,700
3/31/23	$432,413	$2,310,252	$350,345
4/30/23	$429,414	$2,346,311	$344,878
5/31/23	$430,913	$2,356,510	$343,378
6/30/23	$407,918	$2,512,217	$320,689
7/31/23	$399,420	$2,592,922	$310,389
8/31/23	$409,418	$2,551,639	$315,329
9/30/23	$433,413	$2,429,982	$330,364
10/31/23	$444,911	$2,378,888	$337,311
11/30/23	$412,417	$2,596,140	$306,506
12/31/23	$399,920	$2,714,085	$292,581
1/31/24	$397,420	$2,759,693	$287,665
2/29/24	$380,424	$2,907,048	$272,304
3/31/24	$371,925	$3,000,582	$263,543
4/30/24	$390,422	$2,878,024	$274,308
5/31/24	$375,924	$3,020,730	$260,706
6/30/24	$365,427	$3,129,120	$251,350
7/31/24	$365,427	$3,167,209	$248,292
8/31/24	$358,928	$3,244,035	$242,269
9/30/24	$354,429	$3,313,318	$237,094
10/31/24	$358,428	$3,283,271	$239,246
11/30/24	$343,431	$3,476,003	$225,200
12/31/24	$353,929	$3,393,141	$230,568
1/31/25	$347,930	$3,487,632	$224,149
2/28/25	$356,428	$3,442,124	$227,072
3/31/25	$379,924	$3,248,180	$239,867

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	2.15%	(11.84%)	(9.22%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 86,115,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	503.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026642
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Institutional Class
Trading Symbol	PSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$991,453	$1,009,593	$990,405
5/31/15	$982,906	$1,022,576	$977,671
6/30/15	$998,697	$1,002,781	$996,595
7/31/15	$977,080	$1,023,790	$975,716
8/31/15	$1,018,584	$962,021	$1,034,586
9/30/15	$1,017,419	$938,217	$1,060,185
10/31/15	$945,498	$1,017,360	$970,752
11/30/15	$945,498	$1,020,385	$967,867
12/31/15	$958,763	$1,004,292	$983,131
1/31/16	$997,113	$954,455	$1,031,918
2/29/16	$991,762	$953,167	$1,033,311
3/31/16	$940,925	$1,017,828	$963,212
4/30/16	$948,952	$1,021,774	$959,479
5/31/16	$932,899	$1,040,123	$942,249
6/30/16	$932,899	$1,042,818	$939,807
7/31/16	$905,251	$1,081,265	$905,157
8/31/16	$906,142	$1,082,784	$903,888
9/30/16	$911,494	$1,082,988	$903,715
10/31/16	$932,007	$1,063,233	$920,200
11/30/16	$896,332	$1,102,610	$886,120
12/31/16	$887,413	$1,124,405	$868,605
1/31/17	$876,711	$1,145,730	$852,131
2/28/17	$850,846	$1,191,223	$818,298
3/31/17	$850,846	$1,192,612	$817,343
4/30/17	$844,603	$1,204,860	$808,948
5/31/17	$834,793	$1,221,816	$797,564
6/30/17	$832,877	$1,229,442	$792,586
7/31/17	$819,429	$1,254,723	$776,287
8/31/17	$820,326	$1,258,564	$773,912
9/30/17	$807,634	$1,284,525	$757,947
10/31/17	$793,164	$1,314,500	$740,260
11/30/17	$770,553	$1,354,816	$717,557
12/31/17	$762,772	$1,369,880	$709,578
1/31/18	$724,724	$1,448,311	$668,952
2/28/18	$750,089	$1,394,930	$693,607
3/31/18	$770,380	$1,359,480	$711,235
4/30/18	$769,471	$1,364,697	$708,505
5/31/18	$754,918	$1,397,561	$691,442
6/30/18	$752,563	$1,406,163	$687,188
7/31/18	$728,904	$1,458,492	$661,616
8/31/18	$704,334	$1,506,017	$640,057
9/30/18	$704,334	$1,514,589	$636,413
10/31/18	$755,293	$1,411,067	$679,911
11/30/18	$737,094	$1,439,822	$666,056
12/31/18	$802,831	$1,309,819	$726,195
1/31/19	$749,615	$1,414,783	$668,001
2/28/19	$728,512	$1,460,209	$646,554
3/31/19	$718,725	$1,488,583	$633,990
4/30/19	$695,570	$1,548,856	$608,319
5/31/19	$742,806	$1,450,428	$646,976
6/30/19	$697,423	$1,552,649	$601,381
7/31/19	$690,013	$1,574,964	$592,738
8/31/19	$695,570	$1,550,016	$602,126
9/30/19	$685,382	$1,579,018	$590,860
10/31/19	$674,268	$1,613,219	$578,062
11/30/19	$653,892	$1,671,777	$557,079
12/31/19	$640,109	$1,722,235	$540,266
1/31/20	$643,820	$1,721,559	$540,478
2/29/20	$697,626	$1,579,842	$584,968
3/31/20	$719,890	$1,384,711	$657,219
4/30/20	$642,892	$1,562,223	$572,969
5/31/20	$615,989	$1,636,628	$545,679
6/30/20	$604,648	$1,669,176	$534,828
7/31/20	$574,603	$1,763,293	$504,671
8/31/20	$541,742	$1,890,039	$468,394
9/30/20	$562,732	$1,818,224	$486,194
10/31/20	$578,947	$1,769,870	$499,123
11/30/20	$522,673	$1,963,607	$444,487
12/31/20	$506,352	$2,039,105	$427,397
1/31/21	$514,112	$2,018,518	$431,710
2/28/21	$499,562	$2,074,179	$419,808
3/31/21	$478,917	$2,165,019	$401,422
4/30/21	$455,508	$2,280,563	$379,997
5/31/21	$452,582	$2,296,491	$377,345
6/30/21	$441,365	$2,350,103	$368,535
7/31/21	$431,611	$2,405,929	$359,779
8/31/21	$421,857	$2,479,083	$348,842
9/30/21	$443,316	$2,363,781	$365,066
10/31/21	$412,103	$2,529,392	$339,489
11/30/21	$414,054	$2,511,866	$341,839
12/31/21	$395,521	$2,624,438	$326,522
1/31/22	$416,005	$2,488,631	$343,418
2/28/22	$425,759	$2,414,118	$353,699
3/31/22	$408,201	$2,503,753	$340,567
4/30/22	$443,803	$2,285,421	$370,264
5/31/22	$439,902	$2,289,614	$369,587
6/30/22	$472,987	$2,100,621	$400,093
7/31/22	$435,207	$2,294,307	$363,202
8/31/22	$452,871	$2,200,741	$378,015
9/30/22	$494,576	$1,998,056	$412,829
10/31/22	$457,286	$2,159,821	$379,405
11/30/22	$435,698	$2,280,521	$358,203
12/31/22	$464,321	$2,149,130	$378,840
1/31/23	$442,116	$2,284,168	$355,035
2/28/23	$454,452	$2,228,437	$363,700
3/31/23	$438,001	$2,310,252	$350,345
4/30/23	$434,987	$2,346,311	$344,878
5/31/23	$436,494	$2,356,510	$343,378
6/30/23	$412,886	$2,512,217	$320,689
7/31/23	$404,849	$2,592,922	$310,389
8/31/23	$414,895	$2,551,639	$315,329
9/30/23	$439,508	$2,429,982	$330,364
10/31/23	$451,061	$2,378,888	$337,311
11/30/23	$417,909	$2,596,140	$306,506
12/31/23	$405,352	$2,714,085	$292,581
1/31/24	$402,840	$2,759,693	$287,665
2/29/24	$385,762	$2,907,048	$272,304
3/31/24	$377,223	$3,000,582	$263,543
4/30/24	$395,808	$2,878,024	$274,308
5/31/24	$381,242	$3,020,730	$260,706
6/30/24	$370,693	$3,129,120	$251,350
7/31/24	$370,693	$3,167,209	$248,292
8/31/24	$364,164	$3,244,035	$242,269
9/30/24	$359,643	$3,313,318	$237,094
10/31/24	$363,661	$3,283,271	$239,246
11/30/24	$348,592	$3,476,003	$225,200
12/31/24	$359,643	$3,393,141	$230,568
1/31/25	$353,113	$3,487,632	$224,149
2/28/25	$361,652	$3,442,124	$227,072
3/31/25	$385,762	$3,248,180	$239,867

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.26%	(11.73%)	(9.09%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 86,115,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	503.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064154
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	I-2
Trading Symbol	PSPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute performance, as the S&P 500 Index returned 8.25%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Inverse of S&P 500 Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$991,453	$1,009,593	$990,405
5/31/15	$982,906	$1,022,576	$977,671
6/30/15	$998,543	$1,002,781	$996,595
7/31/15	$976,930	$1,023,790	$975,716
8/31/15	$1,018,427	$962,021	$1,034,586
9/30/15	$1,017,325	$938,217	$1,060,185
10/31/15	$945,410	$1,017,360	$970,752
11/30/15	$944,533	$1,020,385	$967,867
12/31/15	$958,195	$1,004,292	$983,131
1/31/16	$996,523	$954,455	$1,031,918
2/29/16	$990,284	$953,167	$1,033,311
3/31/16	$940,368	$1,017,828	$963,212
4/30/16	$947,499	$1,021,774	$959,479
5/31/16	$931,455	$1,040,123	$942,249
6/30/16	$931,455	$1,042,818	$939,807
7/31/16	$904,715	$1,081,265	$905,157
8/31/16	$904,715	$1,082,784	$903,888
9/30/16	$910,063	$1,082,988	$903,715
10/31/16	$930,564	$1,063,233	$920,200
11/30/16	$894,910	$1,102,610	$886,120
12/31/16	$885,996	$1,124,405	$868,605
1/31/17	$875,300	$1,145,730	$852,131
2/28/17	$848,560	$1,191,223	$818,298
3/31/17	$849,451	$1,192,612	$817,343
4/30/17	$843,212	$1,204,860	$808,948
5/31/17	$833,407	$1,221,816	$797,564
6/30/17	$831,321	$1,229,442	$792,586
7/31/17	$817,884	$1,254,723	$776,287
8/31/17	$818,780	$1,258,564	$773,912
9/30/17	$805,642	$1,284,525	$757,947
10/31/17	$791,191	$1,314,500	$740,260
11/30/17	$768,612	$1,354,816	$717,557
12/31/17	$761,628	$1,369,880	$709,578
1/31/18	$722,732	$1,448,311	$668,952
2/28/18	$748,060	$1,394,930	$693,607
3/31/18	$767,215	$1,359,480	$711,235
4/30/18	$767,215	$1,364,697	$708,505
5/31/18	$751,780	$1,397,561	$691,442
6/30/18	$749,278	$1,406,163	$687,188
7/31/18	$725,665	$1,458,492	$661,616
8/31/18	$702,051	$1,506,017	$640,057
9/30/18	$701,143	$1,514,589	$636,413
10/31/18	$752,003	$1,411,067	$679,911
11/30/18	$733,839	$1,439,822	$666,056
12/31/18	$799,405	$1,309,819	$726,195
1/31/19	$746,294	$1,414,783	$668,001
2/28/19	$726,149	$1,460,209	$646,554
3/31/19	$715,329	$1,488,583	$633,990
4/30/19	$692,224	$1,548,856	$608,319
5/31/19	$740,282	$1,450,428	$646,976
6/30/19	$694,073	$1,552,649	$601,381
7/31/19	$686,679	$1,574,964	$592,738
8/31/19	$692,224	$1,550,016	$602,126
9/30/19	$682,058	$1,579,018	$590,860
10/31/19	$670,968	$1,613,219	$578,062
11/30/19	$650,635	$1,671,777	$557,079
12/31/19	$637,115	$1,722,235	$540,266
1/31/20	$640,814	$1,721,559	$540,478
2/29/20	$694,446	$1,579,842	$584,968
3/31/20	$716,639	$1,384,711	$657,219
4/30/20	$638,964	$1,562,223	$572,969
5/31/20	$612,148	$1,636,628	$545,679
6/30/20	$601,613	$1,669,176	$534,828
7/31/20	$571,673	$1,763,293	$504,671
8/31/20	$537,990	$1,890,039	$468,394
9/30/20	$559,672	$1,818,224	$486,194
10/31/20	$574,876	$1,769,870	$499,123
11/30/20	$519,764	$1,963,607	$444,487
12/31/20	$503,398	$2,039,105	$427,397
1/31/21	$511,128	$2,018,518	$431,710
2/28/21	$496,634	$2,074,179	$419,808
3/31/21	$475,894	$2,165,019	$401,422
4/30/21	$452,585	$2,280,563	$379,997
5/31/21	$449,671	$2,296,491	$377,345
6/30/21	$438,502	$2,350,103	$368,535
7/31/21	$428,790	$2,405,929	$359,779
8/31/21	$418,592	$2,479,083	$348,842
9/30/21	$440,445	$2,363,781	$365,066
10/31/21	$408,880	$2,529,392	$339,489
11/30/21	$411,308	$2,511,866	$341,839
12/31/21	$392,370	$2,624,438	$326,522
1/31/22	$412,765	$2,488,631	$343,418
2/28/22	$422,477	$2,414,118	$353,699
3/31/22	$405,481	$2,503,753	$340,567
4/30/22	$440,930	$2,285,421	$370,264
5/31/22	$436,560	$2,289,614	$369,587
6/30/22	$469,512	$2,100,621	$400,093
7/31/22	$431,892	$2,294,307	$363,202
8/31/22	$449,480	$2,200,741	$378,015
9/30/22	$490,520	$1,998,056	$412,829
10/31/22	$453,877	$2,159,821	$379,405
11/30/22	$432,381	$2,280,521	$358,203
12/31/22	$460,590	$2,149,130	$378,840
1/31/23	$438,494	$2,284,168	$355,035
2/28/23	$450,770	$2,228,437	$363,700
3/31/23	$434,315	$2,310,252	$350,345
4/30/23	$431,316	$2,346,311	$344,878
5/31/23	$432,816	$2,356,510	$343,378
6/30/23	$409,825	$2,512,217	$320,689
7/31/23	$401,829	$2,592,922	$310,389
8/31/23	$411,825	$2,551,639	$315,329
9/30/23	$435,814	$2,429,982	$330,364
10/31/23	$447,309	$2,378,888	$337,311
11/30/23	$414,323	$2,596,140	$306,506
12/31/23	$401,829	$2,714,085	$292,581
1/31/24	$399,330	$2,759,693	$287,665
2/29/24	$382,337	$2,907,048	$272,304
3/31/24	$373,841	$3,000,582	$263,543
4/30/24	$392,333	$2,878,024	$274,308
5/31/24	$377,839	$3,020,730	$260,706
6/30/24	$367,344	$3,129,120	$251,350
7/31/24	$367,344	$3,167,209	$248,292
8/31/24	$360,846	$3,244,035	$242,269
9/30/24	$356,348	$3,313,318	$237,094
10/31/24	$359,847	$3,283,271	$239,246
11/30/24	$344,853	$3,476,003	$225,200
12/31/24	$355,848	$3,393,141	$230,568
1/31/25	$349,851	$3,487,632	$224,149
2/28/25	$358,347	$3,442,124	$227,072
3/31/25	$381,837	$3,248,180	$239,867

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.14%	(11.83%)	(9.18%)
S&P 500 Index	8.25%	18.59%	12.50%
Inverse of S&P 500 Index	(8.98%)	(18.26%)	(13.30%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 86,115,000
Holdings Count | Holding	1,001
Advisory Fees Paid, Amount	$ 430,000
InvestmentCompanyPortfolioTurnover	503.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$86,115
# of Portfolio Holdings	1,001
Portfolio Turnover Rate	503%
Total Net Advisory Fees Paid During the Reporting Period	$430
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.3%
Asset-Backed Securities	20.3%
Non-Agency Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	7.2%
Sovereign Issues	6.5%
U.S. Treasury Obligations	5.8%
Short-Term Instruments	9.4%
Affiliated Investments	14.7%
Financial Derivative Instruments	(1.7%)
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000031249
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Class A
Trading Symbol	PCKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.38%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,391	$10,096	$9,745
5/31/15	$9,635	$10,226	$9,967
6/30/15	$9,657	$10,028	$10,042
7/31/15	$9,554	$10,238	$9,925
8/31/15	$8,788	$9,620	$9,302
9/30/15	$8,195	$9,382	$8,845
10/31/15	$8,708	$10,174	$9,344
11/30/15	$9,016	$10,204	$9,648
12/31/15	$8,542	$10,043	$9,163
1/31/16	$7,690	$9,545	$8,358
2/29/16	$7,590	$9,532	$8,357
3/31/16	$8,320	$10,178	$9,024
4/30/16	$8,542	$10,218	$9,166
5/31/16	$8,730	$10,401	$9,372
6/30/16	$8,730	$10,428	$9,366
7/31/16	$9,305	$10,813	$9,926
8/31/16	$9,482	$10,828	$10,101
9/30/16	$9,637	$10,830	$10,214
10/31/16	$9,261	$10,632	$9,728
11/30/16	$10,279	$11,026	$10,813
12/31/16	$10,640	$11,244	$11,116
1/31/17	$10,743	$11,457	$11,160
2/28/17	$11,017	$11,912	$11,375
3/31/17	$11,039	$11,926	$11,390
4/30/17	$11,165	$12,049	$11,515
5/31/17	$10,960	$12,218	$11,281
6/30/17	$11,353	$12,294	$11,671
7/31/17	$11,468	$12,547	$11,757
8/31/17	$11,364	$12,586	$11,608
9/30/17	$12,093	$12,845	$12,332
10/31/17	$12,209	$13,145	$12,437
11/30/17	$12,546	$13,548	$12,796
12/31/17	$12,472	$13,699	$12,744
1/31/18	$12,798	$14,483	$13,077
2/28/18	$12,314	$13,949	$12,571
3/31/18	$12,450	$13,595	$12,733
4/30/18	$12,583	$13,647	$12,843
5/31/18	$13,347	$13,976	$13,623
6/30/18	$13,436	$14,062	$13,721
7/31/18	$13,680	$14,585	$13,960
8/31/18	$14,192	$15,060	$14,562
9/30/18	$13,873	$15,146	$14,211
10/31/18	$12,341	$14,111	$12,668
11/30/18	$12,464	$14,398	$12,869
12/31/18	$10,904	$13,098	$11,340
1/31/19	$12,198	$14,148	$12,616
2/28/19	$12,818	$14,602	$13,272
3/31/19	$12,570	$14,886	$12,994
4/30/19	$13,017	$15,489	$13,436
5/31/19	$11,960	$14,504	$12,391
6/30/19	$12,845	$15,526	$13,266
7/31/19	$12,913	$15,750	$13,343
8/31/19	$12,175	$15,500	$12,684
9/30/19	$12,433	$15,790	$12,948
10/31/19	$12,793	$16,132	$13,289
11/30/19	$13,319	$16,718	$13,836
12/31/19	$13,762	$17,222	$14,235
1/31/20	$13,362	$17,216	$13,779
2/29/20	$12,190	$15,798	$12,619
3/31/20	$9,044	$13,847	$9,877
4/30/20	$10,449	$15,622	$11,234
5/31/20	$11,223	$16,366	$11,965
6/30/20	$11,702	$16,692	$12,388
7/31/20	$12,080	$17,633	$12,731
8/31/20	$12,809	$18,900	$13,448
9/30/20	$12,375	$18,182	$12,999
10/31/20	$12,629	$17,699	$13,271
11/30/20	$15,047	$19,636	$15,717
12/31/20	$16,419	$20,391	$17,076
1/31/21	$17,274	$20,185	$17,936
2/28/21	$18,313	$20,742	$19,054
3/31/21	$18,469	$21,650	$19,245
4/30/21	$18,869	$22,806	$19,649
5/31/21	$18,933	$22,965	$19,690
6/30/21	$19,288	$23,501	$20,071
7/31/21	$18,587	$24,059	$19,346
8/31/21	$19,021	$24,791	$19,779
9/30/21	$18,432	$23,638	$19,196
10/31/21	$19,045	$25,294	$20,012
11/30/21	$18,187	$25,119	$19,179
12/31/21	$18,658	$26,244	$19,607
1/31/22	$16,748	$24,886	$17,719
2/28/22	$16,839	$24,141	$17,909
3/31/22	$16,985	$25,038	$18,131
4/30/22	$15,184	$22,854	$16,334
5/31/22	$15,184	$22,896	$16,359
6/30/22	$13,711	$21,006	$15,014
7/31/22	$15,275	$22,943	$16,581
8/31/22	$14,875	$22,007	$16,242
9/30/22	$13,220	$19,981	$14,685
10/31/22	$14,693	$21,598	$16,302
11/30/22	$15,130	$22,805	$16,683
12/31/22	$14,128	$21,491	$15,600
1/31/23	$15,675	$22,842	$17,121
2/28/23	$15,352	$22,284	$16,831
3/31/23	$14,475	$23,103	$16,027
4/30/23	$14,221	$23,463	$15,739
5/31/23	$14,082	$23,565	$15,594
6/30/23	$15,213	$25,122	$16,861
7/31/23	$16,160	$25,929	$17,893
8/31/23	$15,352	$25,516	$16,997
9/30/23	$14,388	$24,300	$15,997
10/31/23	$13,317	$23,789	$14,906
11/30/23	$14,597	$25,961	$16,255
12/31/23	$16,477	$27,141	$18,241
1/31/24	$15,887	$27,597	$17,532
2/29/24	$16,784	$29,070	$18,523
3/31/24	$17,437	$30,006	$19,186
4/30/24	$16,147	$28,780	$17,836
5/31/24	$17,007	$30,207	$18,730
6/30/24	$16,814	$31,291	$18,557
7/31/24	$18,628	$31,672	$20,443
8/31/24	$18,313	$32,440	$20,137
9/30/24	$18,463	$33,133	$20,278
10/31/24	$18,096	$32,833	$19,985
11/30/24	$20,202	$34,760	$22,177
12/31/24	$18,478	$33,931	$20,346
1/31/25	$19,021	$34,876	$20,879
2/28/25	$18,083	$34,421	$19,762
3/31/25	$16,866	$32,482	$18,417

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	(3.27%)	13.27%	5.77%
Class A (including sales charge)	(6.90%)	12.41%	5.37%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 573,462,000
Holdings Count | Holding	1,106
Advisory Fees Paid, Amount	$ 3,788,000
InvestmentCompanyPortfolioTurnover	679.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000031251
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Class C
Trading Symbol	PCKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.13%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	S&P 500 Index	Russell 2000® Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,753	$10,096	$9,745
5/31/15	$9,989	$10,226	$9,967
6/30/15	$10,011	$10,028	$10,042
7/31/15	$9,909	$10,238	$9,925
8/31/15	$9,109	$9,620	$9,302
9/30/15	$8,473	$9,382	$8,845
10/31/15	$9,004	$10,174	$9,344
11/30/15	$9,321	$10,204	$9,648
12/31/15	$8,826	$10,043	$9,163
1/31/16	$7,933	$9,545	$8,358
2/29/16	$7,836	$9,532	$8,357
3/31/16	$8,581	$10,178	$9,024
4/30/16	$8,801	$10,218	$9,166
5/31/16	$8,997	$10,401	$9,372
6/30/16	$8,985	$10,428	$9,366
7/31/16	$9,571	$10,813	$9,926
8/31/16	$9,742	$10,828	$10,101
9/30/16	$9,901	$10,830	$10,214
10/31/16	$9,510	$10,632	$9,728
11/30/16	$10,537	$11,026	$10,813
12/31/16	$10,902	$11,244	$11,116
1/31/17	$11,003	$11,457	$11,160
2/28/17	$11,280	$11,912	$11,375
3/31/17	$11,305	$11,926	$11,390
4/30/17	$11,418	$12,049	$11,515
5/31/17	$11,204	$12,218	$11,281
6/30/17	$11,597	$12,294	$11,671
7/31/17	$11,711	$12,547	$11,757
8/31/17	$11,597	$12,586	$11,608
9/30/17	$12,325	$12,845	$12,332
10/31/17	$12,440	$13,145	$12,437
11/30/17	$12,773	$13,548	$12,796
12/31/17	$12,693	$13,699	$12,744
1/31/18	$13,026	$14,483	$13,077
2/28/18	$12,520	$13,949	$12,571
3/31/18	$12,650	$13,595	$12,733
4/30/18	$12,770	$13,647	$12,843
5/31/18	$13,543	$13,976	$13,623
6/30/18	$13,626	$14,062	$13,721
7/31/18	$13,854	$14,585	$13,960
8/31/18	$14,376	$15,060	$14,562
9/30/18	$14,042	$15,146	$14,211
10/31/18	$12,481	$14,111	$12,668
11/30/18	$12,602	$14,398	$12,869
12/31/18	$11,015	$13,098	$11,340
1/31/19	$12,310	$14,148	$12,616
2/28/19	$12,935	$14,602	$13,272
3/31/19	$12,672	$14,886	$12,994
4/30/19	$13,121	$15,489	$13,436
5/31/19	$12,045	$14,504	$12,391
6/30/19	$12,930	$15,526	$13,266
7/31/19	$12,990	$15,750	$13,343
8/31/19	$12,236	$15,500	$12,684
9/30/19	$12,484	$15,790	$12,948
10/31/19	$12,850	$16,132	$13,289
11/30/19	$13,369	$16,718	$13,836
12/31/19	$13,800	$17,222	$14,235
1/31/20	$13,390	$17,216	$13,779
2/29/20	$12,207	$15,798	$12,619
3/31/20	$9,047	$13,847	$9,877
4/30/20	$10,452	$15,622	$11,234
5/31/20	$11,226	$16,366	$11,965
6/30/20	$11,677	$16,692	$12,388
7/31/20	$12,062	$17,633	$12,731
8/31/20	$12,769	$18,900	$13,448
9/30/20	$12,333	$18,182	$12,999
10/31/20	$12,596	$17,699	$13,271
11/30/20	$14,983	$19,636	$15,717
12/31/20	$16,337	$20,391	$17,076
1/31/21	$17,180	$20,185	$17,936
2/28/21	$18,191	$20,742	$19,054
3/31/21	$18,345	$21,650	$19,245
4/30/21	$18,735	$22,806	$19,649
5/31/21	$18,788	$22,965	$19,690
6/30/21	$19,124	$23,501	$20,071
7/31/21	$18,419	$24,059	$19,346
8/31/21	$18,827	$24,791	$19,779
9/30/21	$18,231	$23,638	$19,196
10/31/21	$18,838	$25,294	$20,012
11/30/21	$17,977	$25,119	$19,179
12/31/21	$18,426	$26,244	$19,607
1/31/22	$16,532	$24,886	$17,719
2/28/22	$16,613	$24,141	$17,909
3/31/22	$16,736	$25,038	$18,131
4/30/22	$14,964	$22,854	$16,334
5/31/22	$14,944	$22,896	$16,359
6/30/22	$13,498	$21,006	$15,014
7/31/22	$15,025	$22,943	$16,581
8/31/22	$14,618	$22,007	$16,242
9/30/22	$12,989	$19,981	$14,685
10/31/22	$14,415	$21,598	$16,302
11/30/22	$14,842	$22,805	$16,683
12/31/22	$13,867	$21,491	$15,600
1/31/23	$15,345	$22,842	$17,121
2/28/23	$15,049	$22,284	$16,831
3/31/23	$14,162	$23,103	$16,027
4/30/23	$13,920	$23,463	$15,739
5/31/23	$13,759	$23,565	$15,594
6/30/23	$14,861	$25,122	$16,861
7/31/23	$15,775	$25,929	$17,893
8/31/23	$14,968	$25,516	$16,997
9/30/23	$14,020	$24,300	$15,997
10/31/23	$12,964	$23,789	$14,906
11/30/23	$14,236	$25,961	$16,255
12/31/23	$16,042	$27,141	$18,241
1/31/24	$15,438	$27,597	$17,532
2/29/24	$16,317	$29,070	$18,523
3/31/24	$16,945	$30,006	$19,186
4/30/24	$15,665	$28,780	$17,836
5/31/24	$16,500	$30,207	$18,730
6/30/24	$16,308	$31,291	$18,557
7/31/24	$18,030	$31,672	$20,443
8/31/24	$17,719	$32,440	$20,137
9/30/24	$17,894	$33,133	$20,278
10/31/24	$17,493	$32,833	$19,985
11/30/24	$19,523	$34,760	$22,177
12/31/24	$17,852	$33,931	$20,346
1/31/25	$18,370	$34,876	$20,879
2/28/25	$17,449	$34,421	$19,762
3/31/25	$16,263	$32,482	$18,417

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	(4.02%)	12.44%	4.98%
Class C (including sales charge)	(4.93%)	12.44%	4.98%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 573,462,000
Holdings Count | Holding	1,106
Advisory Fees Paid, Amount	$ 3,788,000
InvestmentCompanyPortfolioTurnover	679.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200457
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	I-3
Trading Symbol	PSNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$111	1.13%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	S&P 500 Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$975,917	$1,009,593	$974,500
5/31/15	$1,000,788	$1,022,576	$996,748
6/30/15	$1,003,599	$1,002,781	$1,004,213
7/31/15	$994,063	$1,023,790	$992,545
8/31/15	$914,501	$962,021	$930,173
9/30/15	$852,631	$938,217	$884,539
10/31/15	$906,068	$1,017,360	$934,374
11/30/15	$938,501	$1,020,385	$964,769
12/31/15	$889,751	$1,004,292	$916,328
1/31/16	$800,221	$954,455	$835,755
2/29/16	$789,943	$953,167	$835,722
3/31/16	$866,794	$1,017,828	$902,421
4/30/16	$890,449	$1,021,774	$916,580
5/31/16	$909,571	$1,040,123	$937,221
6/30/16	$910,591	$1,042,818	$936,630
7/31/16	$970,422	$1,081,265	$992,557
8/31/16	$988,394	$1,082,784	$1,010,105
9/30/16	$1,005,235	$1,082,988	$1,021,358
10/31/16	$966,664	$1,063,233	$972,802
11/30/16	$1,071,683	$1,102,610	$1,081,279
12/31/16	$1,110,397	$1,124,405	$1,111,577
1/31/17	$1,120,774	$1,145,730	$1,115,957
2/28/17	$1,149,859	$1,191,223	$1,137,495
3/31/17	$1,153,219	$1,192,612	$1,138,985
4/30/17	$1,165,931	$1,204,860	$1,151,479
5/31/17	$1,144,755	$1,221,816	$1,128,058
6/30/17	$1,185,686	$1,229,442	$1,167,055
7/31/17	$1,198,524	$1,254,723	$1,175,726
8/31/17	$1,187,748	$1,258,564	$1,160,771
9/30/17	$1,264,629	$1,284,525	$1,233,215
10/31/17	$1,277,565	$1,314,500	$1,243,722
11/30/17	$1,313,128	$1,354,816	$1,279,566
12/31/17	$1,304,214	$1,369,880	$1,274,397
1/31/18	$1,339,927	$1,448,311	$1,307,696
2/28/18	$1,289,051	$1,394,930	$1,257,062
3/31/18	$1,302,599	$1,359,480	$1,273,316
4/30/18	$1,317,262	$1,364,697	$1,284,330
5/31/18	$1,397,323	$1,397,561	$1,362,289
6/30/18	$1,406,525	$1,406,163	$1,372,057
7/31/18	$1,432,969	$1,458,492	$1,395,972
8/31/18	$1,487,114	$1,506,017	$1,456,152
9/30/18	$1,454,465	$1,514,589	$1,421,132
10/31/18	$1,293,562	$1,411,067	$1,266,768
11/30/18	$1,307,498	$1,439,822	$1,286,897
12/31/18	$1,142,496	$1,309,819	$1,134,027
1/31/19	$1,279,039	$1,414,783	$1,261,605
2/28/19	$1,344,523	$1,460,209	$1,327,196
3/31/19	$1,318,222	$1,488,583	$1,299,418
4/30/19	$1,365,852	$1,548,856	$1,343,559
5/31/19	$1,255,183	$1,450,428	$1,239,070
6/30/19	$1,348,912	$1,552,649	$1,326,648
7/31/19	$1,355,990	$1,574,964	$1,334,289
8/31/19	$1,279,556	$1,550,016	$1,268,415
9/30/19	$1,305,768	$1,579,018	$1,294,811
10/31/19	$1,344,468	$1,613,219	$1,328,916
11/30/19	$1,400,369	$1,671,777	$1,383,615
12/31/19	$1,447,202	$1,722,235	$1,423,504
1/31/20	$1,404,289	$1,721,559	$1,377,852
2/29/20	$1,281,469	$1,579,842	$1,261,865
3/31/20	$950,571	$1,384,711	$987,712
4/30/20	$1,099,097	$1,562,223	$1,123,374
5/31/20	$1,182,272	$1,636,628	$1,196,472
6/30/20	$1,230,674	$1,669,176	$1,238,768
7/31/20	$1,272,954	$1,763,293	$1,273,057
8/31/20	$1,348,456	$1,890,039	$1,344,781
9/30/20	$1,302,807	$1,818,224	$1,299,865
10/31/20	$1,330,658	$1,769,870	$1,327,084
11/30/20	$1,585,959	$1,963,607	$1,571,692
12/31/20	$1,729,320	$2,039,105	$1,707,644
1/31/21	$1,821,171	$2,018,518	$1,793,572
2/28/21	$1,930,441	$2,074,179	$1,905,366
3/31/21	$1,947,370	$2,165,019	$1,924,495
4/30/21	$1,990,497	$2,280,563	$1,964,910
5/31/21	$1,997,132	$2,296,491	$1,968,958
6/30/21	$2,034,880	$2,350,103	$2,007,096
7/31/21	$1,962,267	$2,405,929	$1,934,620
8/31/21	$2,007,218	$2,479,083	$1,977,898
9/30/21	$1,945,657	$2,363,781	$1,919,589
10/31/21	$2,010,996	$2,529,392	$2,001,248
11/30/21	$1,920,247	$2,511,866	$1,917,856
12/31/21	$1,970,351	$2,624,438	$1,960,701
1/31/22	$1,770,679	$2,488,631	$1,771,945
2/28/22	$1,780,097	$2,414,118	$1,790,851
3/31/22	$1,795,167	$2,503,753	$1,813,147
4/30/22	$1,604,913	$2,285,421	$1,633,446
5/31/22	$1,604,913	$2,289,614	$1,635,913
6/30/22	$1,450,450	$2,100,621	$1,501,375
7/31/22	$1,616,215	$2,294,307	$1,658,119
8/31/22	$1,574,774	$2,200,741	$1,624,194
9/30/22	$1,399,590	$1,998,056	$1,468,531
10/31/22	$1,555,937	$2,159,821	$1,630,202
11/30/22	$1,601,146	$2,280,521	$1,668,283
12/31/22	$1,495,746	$2,149,130	$1,560,012
1/31/23	$1,657,449	$2,284,168	$1,712,066
2/28/23	$1,626,535	$2,228,437	$1,683,149
3/31/23	$1,533,794	$2,310,252	$1,602,728
4/30/23	$1,507,636	$2,346,311	$1,573,911
5/31/23	$1,490,990	$2,356,510	$1,559,368
6/30/23	$1,612,267	$2,512,217	$1,686,145
7/31/23	$1,714,520	$2,592,922	$1,789,253
8/31/23	$1,626,535	$2,551,639	$1,699,736
9/30/23	$1,524,175	$2,429,982	$1,599,673
10/31/23	$1,411,362	$2,378,888	$1,490,575
11/30/23	$1,550,578	$2,596,140	$1,625,487
12/31/23	$1,750,519	$2,714,085	$1,824,089
1/31/24	$1,684,783	$2,759,693	$1,753,150
2/29/24	$1,782,170	$2,907,048	$1,852,273
3/31/24	$1,850,423	$3,000,582	$1,918,585
4/30/24	$1,714,906	$2,878,024	$1,783,555
5/31/24	$1,806,072	$3,020,730	$1,873,036
6/30/24	$1,787,193	$3,129,120	$1,855,710
7/31/24	$1,979,392	$3,167,209	$2,044,250
8/31/24	$1,944,447	$3,244,035	$2,013,709
9/30/24	$1,963,584	$3,313,318	$2,027,785
10/31/24	$1,923,150	$3,283,271	$1,998,504
11/30/24	$2,148,065	$3,476,003	$2,217,720
12/31/24	$1,966,825	$3,393,141	$2,034,558
1/31/25	$2,025,423	$3,487,632	$2,087,904
2/28/25	$1,926,062	$3,442,124	$1,976,222
3/31/25	$1,793,742	$3,248,180	$1,841,701

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	(3.06%)	13.54%	6.02%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 573,462,000
Holdings Count | Holding	1,106
Advisory Fees Paid, Amount	$ 3,788,000
InvestmentCompanyPortfolioTurnover	679.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000028347
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Institutional Class
Trading Symbol	PSCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$976,042	$1,009,593	$974,500
5/31/15	$1,001,042	$1,022,576	$996,748
6/30/15	$1,003,980	$1,002,781	$1,004,213
7/31/15	$994,567	$1,023,790	$992,545
8/31/15	$915,086	$962,021	$930,173
9/30/15	$853,286	$938,217	$884,539
10/31/15	$906,879	$1,017,360	$934,374
11/30/15	$939,455	$1,020,385	$964,769
12/31/15	$890,770	$1,004,292	$916,328
1/31/16	$801,239	$954,455	$835,755
2/29/16	$791,040	$953,167	$835,722
3/31/16	$868,104	$1,017,828	$902,421
4/30/16	$891,903	$1,021,774	$916,580
5/31/16	$911,169	$1,040,123	$937,221
6/30/16	$912,302	$1,042,818	$936,630
7/31/16	$972,367	$1,081,265	$992,557
8/31/16	$990,500	$1,082,784	$1,010,105
9/30/16	$1,007,499	$1,082,988	$1,021,358
10/31/16	$968,967	$1,063,233	$972,802
11/30/16	$1,074,363	$1,102,610	$1,081,279
12/31/16	$1,113,315	$1,124,405	$1,111,577
1/31/17	$1,123,862	$1,145,730	$1,115,957
2/28/17	$1,153,160	$1,191,223	$1,137,495
3/31/17	$1,156,675	$1,192,612	$1,138,985
4/30/17	$1,169,566	$1,204,860	$1,151,479
5/31/17	$1,148,472	$1,221,816	$1,128,058
6/30/17	$1,189,682	$1,229,442	$1,167,055
7/31/17	$1,202,716	$1,254,723	$1,175,726
8/31/17	$1,192,052	$1,258,564	$1,160,771
9/30/17	$1,269,362	$1,284,525	$1,233,215
10/31/17	$1,282,510	$1,314,500	$1,243,722
11/30/17	$1,318,367	$1,354,816	$1,279,566
12/31/17	$1,309,584	$1,369,880	$1,274,397
1/31/18	$1,345,616	$1,448,311	$1,307,696
2/28/18	$1,294,674	$1,394,930	$1,257,062
3/31/18	$1,308,452	$1,359,480	$1,273,316
4/30/18	$1,323,420	$1,364,697	$1,284,330
5/31/18	$1,404,496	$1,397,561	$1,362,289
6/30/18	$1,414,649	$1,406,163	$1,372,057
7/31/18	$1,439,753	$1,458,492	$1,395,972
8/31/18	$1,494,983	$1,506,017	$1,456,152
9/30/18	$1,462,295	$1,514,589	$1,421,132
10/31/18	$1,300,659	$1,411,067	$1,266,768
11/30/18	$1,314,550	$1,439,822	$1,286,897
12/31/18	$1,150,366	$1,309,819	$1,134,027
1/31/19	$1,286,356	$1,414,783	$1,261,605
2/28/19	$1,352,964	$1,460,209	$1,327,196
3/31/19	$1,327,037	$1,488,583	$1,299,418
4/30/19	$1,374,481	$1,548,856	$1,343,559
5/31/19	$1,264,243	$1,450,428	$1,239,070
6/30/19	$1,357,786	$1,552,649	$1,326,648
7/31/19	$1,364,836	$1,574,964	$1,334,289
8/31/19	$1,288,699	$1,550,016	$1,268,415
9/30/19	$1,315,227	$1,579,018	$1,294,811
10/31/19	$1,353,785	$1,613,219	$1,328,916
11/30/19	$1,410,906	$1,671,777	$1,383,615
12/31/19	$1,458,148	$1,722,235	$1,423,504
1/31/20	$1,415,391	$1,721,559	$1,377,852
2/29/20	$1,291,545	$1,579,842	$1,261,865
3/31/20	$957,868	$1,384,711	$987,712
4/30/20	$1,108,876	$1,562,223	$1,123,374
5/31/20	$1,191,783	$1,636,628	$1,196,472
6/30/20	$1,241,996	$1,669,176	$1,238,768
7/31/20	$1,282,644	$1,763,293	$1,273,057
8/31/20	$1,359,422	$1,890,039	$1,344,781
9/30/20	$1,314,422	$1,818,224	$1,299,865
10/31/20	$1,342,191	$1,769,870	$1,327,084
11/30/20	$1,599,830	$1,963,607	$1,571,692
12/31/20	$1,746,242	$2,039,105	$1,707,644
1/31/21	$1,837,817	$2,018,518	$1,793,572
2/28/21	$1,948,339	$2,074,179	$1,905,366
3/31/21	$1,965,751	$2,165,019	$1,924,495
4/30/21	$2,010,390	$2,280,563	$1,964,910
5/31/21	$2,017,003	$2,296,491	$1,968,958
6/30/21	$2,054,986	$2,350,103	$2,007,096
7/31/21	$1,980,917	$2,405,929	$1,934,620
8/31/21	$2,027,425	$2,479,083	$1,977,898
9/30/21	$1,964,971	$2,363,781	$1,919,589
10/31/21	$2,031,856	$2,529,392	$2,001,248
11/30/21	$1,941,471	$2,511,866	$1,917,856
12/31/21	$1,992,118	$2,624,438	$1,960,701
1/31/22	$1,789,530	$2,488,631	$1,771,945
2/28/22	$1,800,785	$2,414,118	$1,790,851
3/31/22	$1,815,791	$2,503,753	$1,813,147
4/30/22	$1,622,582	$2,285,421	$1,633,446
5/31/22	$1,624,458	$2,289,614	$1,635,913
6/30/22	$1,466,889	$2,100,621	$1,501,375
7/31/22	$1,633,837	$2,294,307	$1,658,119
8/31/22	$1,592,569	$2,200,741	$1,624,194
9/30/22	$1,416,242	$1,998,056	$1,468,531
10/31/22	$1,573,811	$2,159,821	$1,630,202
11/30/22	$1,620,706	$2,280,521	$1,668,283
12/31/22	$1,515,915	$2,149,130	$1,560,012
1/31/23	$1,680,945	$2,284,168	$1,712,066
2/28/23	$1,647,939	$2,228,437	$1,683,149
3/31/23	$1,553,637	$2,310,252	$1,602,728
4/30/23	$1,527,703	$2,346,311	$1,573,911
5/31/23	$1,511,200	$2,356,510	$1,559,368
6/30/23	$1,633,794	$2,512,217	$1,686,145
7/31/23	$1,737,527	$2,592,922	$1,789,253
8/31/23	$1,650,297	$2,551,639	$1,699,736
9/30/23	$1,547,412	$2,429,982	$1,599,673
10/31/23	$1,430,761	$2,378,888	$1,490,575
11/30/23	$1,571,218	$2,596,140	$1,625,487
12/31/23	$1,774,833	$2,714,085	$1,824,089
1/31/24	$1,709,635	$2,759,693	$1,753,150
2/29/24	$1,806,224	$2,907,048	$1,852,273
3/31/24	$1,879,430	$3,000,582	$1,918,585
4/30/24	$1,740,122	$2,878,024	$1,783,555
5/31/24	$1,832,994	$3,020,730	$1,873,036
6/30/24	$1,814,536	$3,129,120	$1,855,710
7/31/24	$2,010,100	$3,167,209	$2,044,250
8/31/24	$1,975,443	$3,244,035	$2,013,709
9/30/24	$1,995,103	$3,313,318	$2,027,785
10/31/24	$1,955,000	$3,283,271	$1,998,504
11/30/24	$2,180,577	$3,476,003	$2,217,720
12/31/24	$1,998,748	$3,393,141	$2,034,558
1/31/25	$2,056,866	$3,487,632	$2,087,904
2/28/25	$1,955,791	$3,442,124	$1,976,222
3/31/25	$1,825,111	$3,248,180	$1,841,701

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(2.89%)	13.76%	6.20%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 573,462,000
Holdings Count | Holding	1,106
Advisory Fees Paid, Amount	$ 3,788,000
InvestmentCompanyPortfolioTurnover	679.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064162
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	I-2
Trading Symbol	PCKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$106	1.08%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index detracted from absolute performance, as the Russell 2000 Index returned -4.01%.

  The Fund’s bond alpha strategy contributed to performance. Highlights about the drivers of performance include the following:

  Long exposure to U.S. interest rates contributed to performance, as interest rates decreased.

  Holdings of non-agency mortgage-backed securities contributed to performance, as excess yield was earned.

  Long exposure to U.K. interest rates detracted from performance, as interest rates increased.

  Long exposure to Australian interest rates detracted from performance, as interest rates increased.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Russell 2000® Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$975,891	$1,009,593	$974,500
5/31/15	$1,001,048	$1,022,576	$996,748
6/30/15	$1,003,827	$1,002,781	$1,004,213
7/31/15	$994,357	$1,023,790	$992,545
8/31/15	$914,388	$962,021	$930,173
9/30/15	$851,927	$938,217	$884,539
10/31/15	$906,890	$1,017,360	$934,374
11/30/15	$938,599	$1,020,385	$964,769
12/31/15	$890,382	$1,004,292	$916,328
1/31/16	$800,317	$954,455	$835,755
2/29/16	$791,197	$953,167	$835,722
3/31/16	$867,581	$1,017,828	$902,421
4/30/16	$891,522	$1,021,774	$916,580
5/31/16	$910,903	$1,040,123	$937,221
6/30/16	$910,903	$1,042,818	$936,630
7/31/16	$971,325	$1,081,265	$992,557
8/31/16	$989,566	$1,082,784	$1,010,105
9/30/16	$1,006,667	$1,082,988	$1,021,358
10/31/16	$967,905	$1,063,233	$972,802
11/30/16	$1,072,790	$1,102,610	$1,081,279
12/31/16	$1,111,187	$1,124,405	$1,111,577
1/31/17	$1,122,970	$1,145,730	$1,115,957
2/28/17	$1,151,251	$1,191,223	$1,137,495
3/31/17	$1,154,786	$1,192,612	$1,138,985
4/30/17	$1,167,748	$1,204,860	$1,151,479
5/31/17	$1,146,538	$1,221,816	$1,128,058
6/30/17	$1,187,792	$1,229,442	$1,167,055
7/31/17	$1,200,897	$1,254,723	$1,175,726
8/31/17	$1,188,983	$1,258,564	$1,160,771
9/30/17	$1,266,403	$1,284,525	$1,233,215
10/31/17	$1,279,620	$1,314,500	$1,243,722
11/30/17	$1,314,464	$1,354,816	$1,279,566
12/31/17	$1,306,576	$1,369,880	$1,274,397
1/31/18	$1,341,551	$1,448,311	$1,307,696
2/28/18	$1,291,587	$1,394,930	$1,257,062
3/31/18	$1,305,135	$1,359,480	$1,273,316
4/30/18	$1,320,180	$1,364,697	$1,284,330
5/31/18	$1,400,418	$1,397,561	$1,362,289
6/30/18	$1,410,380	$1,406,163	$1,372,057
7/31/18	$1,435,610	$1,458,492	$1,395,972
8/31/18	$1,491,117	$1,506,017	$1,456,152
9/30/18	$1,457,905	$1,514,589	$1,421,132
10/31/18	$1,296,761	$1,411,067	$1,266,768
11/30/18	$1,310,719	$1,439,822	$1,286,897
12/31/18	$1,145,310	$1,309,819	$1,134,027
1/31/19	$1,282,022	$1,414,783	$1,261,605
2/28/19	$1,347,588	$1,460,209	$1,327,196
3/31/19	$1,321,306	$1,488,583	$1,299,418
4/30/19	$1,368,996	$1,548,856	$1,343,559
5/31/19	$1,259,589	$1,450,428	$1,239,070
6/30/19	$1,352,000	$1,552,649	$1,326,648
7/31/19	$1,359,086	$1,574,964	$1,334,289
8/31/19	$1,282,557	$1,550,016	$1,268,415
9/30/19	$1,310,349	$1,579,018	$1,294,811
10/31/19	$1,349,100	$1,613,219	$1,328,916
11/30/19	$1,403,638	$1,671,777	$1,383,615
12/31/19	$1,450,752	$1,722,235	$1,423,504
1/31/20	$1,409,260	$1,721,559	$1,377,852
2/29/20	$1,286,265	$1,579,842	$1,261,865
3/31/20	$953,560	$1,384,711	$987,712
4/30/20	$1,102,321	$1,562,223	$1,123,374
5/31/20	$1,185,627	$1,636,628	$1,196,472
6/30/20	$1,234,398	$1,669,176	$1,238,768
7/31/20	$1,276,755	$1,763,293	$1,273,057
8/31/20	$1,352,392	$1,890,039	$1,344,781
9/30/20	$1,306,755	$1,818,224	$1,299,865
10/31/20	$1,336,208	$1,769,870	$1,327,084
11/30/20	$1,591,978	$1,963,607	$1,571,692
12/31/20	$1,735,756	$2,039,105	$1,707,644
1/31/21	$1,827,779	$2,018,518	$1,793,572
2/28/21	$1,937,256	$2,074,179	$1,905,366
3/31/21	$1,954,474	$2,165,019	$1,924,495
4/30/21	$1,997,685	$2,280,563	$1,964,910
5/31/21	$2,005,995	$2,296,491	$1,968,958
6/30/21	$2,042,252	$2,350,103	$2,007,096
7/31/21	$1,969,500	$2,405,929	$1,934,620
8/31/21	$2,014,537	$2,479,083	$1,977,898
9/30/21	$1,953,016	$2,363,781	$1,919,589
10/31/21	$2,020,298	$2,529,392	$2,001,248
11/30/21	$1,929,376	$2,511,866	$1,917,856
12/31/21	$1,977,893	$2,624,438	$1,960,701
1/31/22	$1,777,839	$2,488,631	$1,771,945
2/28/22	$1,787,275	$2,414,118	$1,790,851
3/31/22	$1,802,374	$2,503,753	$1,813,147
4/30/22	$1,611,756	$2,285,421	$1,633,446
5/31/22	$1,611,756	$2,289,614	$1,635,913
6/30/22	$1,456,997	$2,100,621	$1,501,375
7/31/22	$1,623,080	$2,294,307	$1,658,119
8/31/22	$1,581,559	$2,200,741	$1,624,194
9/30/22	$1,406,040	$1,998,056	$1,468,531
10/31/22	$1,562,686	$2,159,821	$1,630,202
11/30/22	$1,609,869	$2,280,521	$1,668,283
12/31/22	$1,504,305	$2,149,130	$1,560,012
1/31/23	$1,666,160	$2,284,168	$1,712,066
2/28/23	$1,635,217	$2,228,437	$1,683,149
3/31/23	$1,540,008	$2,310,252	$1,602,728
4/30/23	$1,513,826	$2,346,311	$1,573,911
5/31/23	$1,499,544	$2,356,510	$1,559,368
6/30/23	$1,620,936	$2,512,217	$1,686,145
7/31/23	$1,723,286	$2,592,922	$1,789,253
8/31/23	$1,635,217	$2,551,639	$1,699,736
9/30/23	$1,532,769	$2,429,982	$1,599,673
10/31/23	$1,419,854	$2,378,888	$1,490,575
11/30/23	$1,559,196	$2,596,140	$1,625,487
12/31/23	$1,759,336	$2,714,085	$1,824,089
1/31/24	$1,695,980	$2,759,693	$1,753,150
2/29/24	$1,791,013	$2,907,048	$1,852,273
3/31/24	$1,862,066	$3,000,582	$1,918,585
4/30/24	$1,723,952	$2,878,024	$1,783,555
5/31/24	$1,817,672	$3,020,730	$1,873,036
6/30/24	$1,796,220	$3,129,120	$1,855,710
7/31/24	$1,991,081	$3,167,209	$2,044,250
8/31/24	$1,958,604	$3,244,035	$2,013,709
9/30/24	$1,975,545	$3,313,318	$2,027,785
10/31/24	$1,935,073	$3,283,271	$1,998,504
11/30/24	$2,160,199	$3,476,003	$2,217,720
12/31/24	$1,978,963	$3,393,141	$2,034,558
1/31/25	$2,037,618	$3,487,632	$2,087,904
2/28/25	$1,938,160	$3,442,124	$1,976,222
3/31/25	$1,805,796	$3,248,180	$1,841,701

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	(3.02%)	13.62%	6.09%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000® Index	(4.01%)	13.27%	6.30%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 573,462,000
Holdings Count | Holding	1,106
Advisory Fees Paid, Amount	$ 3,788,000
InvestmentCompanyPortfolioTurnover	679.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$573,462
# of Portfolio Holdings	1,106
Portfolio Turnover Rate	679%
Total Net Advisory Fees Paid During the Reporting Period	$3,788
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	68.1%
Asset-Backed Securities	31.2%
Non-Agency Mortgage-Backed Securities	13.2%
Corporate Bonds & Notes	11.0%
Sovereign Issues	10.3%
U.S. Treasury Obligations	6.0%
Common Stocks	0.9%
Short-Term Instruments	37.6%
Affiliated Investments	1.9%
Financial Derivative Instruments	(9.4%)
Other Assets and Liabilities, Net	(70.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.08% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).